UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Huntington Tax Free Money Market Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
Municipal Bonds — 98.0%
Colorado — 5.6%
$1,265,000	Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Series A-5, (LOC – Bank of America N.A.) 0.170%, 4/1/34 (a)	$1,265,000
1,500,000	Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Series D-3, (AGM Ins. LOC - JPMorgan Chase Bank), 0.170%, 12/1/37 (a)	1,500,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.210%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.210%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.210%, 10/15/16 (a)	500,000
700,000	Colorado Holland Creek Metropolitan District Revenue, (LOC - Bank of America N.A.), 0.270%, 6/1/41 (a)	700,000

		4,665,000

Florida — 31.0%
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.240%, 4/1/20 (a)	800,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.290%, 7/1/21 (a)	2,990,000
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.250%, 12/1/29 (a)	1,365,000
100,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Citibank N.A.), 0.230%, 11/1/31 (a)	100,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (AGM Ins.) 0.089%, 10/1/21 (a)	85,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.250%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins. LOC - FNMA), 0.260%, 8/1/11 (a)	1,580,000
1,800,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.280%, 7/1/27 (a)	1,800,000
425,000	Fort Pierce, FL, Capital Improvement Revenue, (FGIC), 4.750%, 9/1/21	431,168
500,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC – Wells Fargo Bank N.A.), 0.130%, 8/15/21 (a)	500,000
700,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, 0.130%, 8/15/27 (a)	700,000
390,000	Manatee County, FL, School Board, Certificate Participation, Series A, 4.500%, 7/1/11	393,702
800,000	North Broward, FL, , Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.) 0.220%, 1/15/27 (a)	800,000
3,500,000	Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series A-1, (SPA - Dexia Credit Local), 0.220%, 10/1/41 (a)	3,500,000
2,000,000	Orlando & Orange County, FL, Expressway Revenue, Series D, (AGM Ins. SPA - Dexia Credit Local), 0.350%, 7/1/32 (a)	2,000,000
200,000	Palm Beach County, FL, Revenue, (INS LOC - Northern Trust Co.) 0.280%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.) 0.280%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.270%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, , Health Facilities Authority Revenue, Series B-2, (AGM Ins.), 0.300%, 11/15/33 (a)	500,000
140,000	Reedy Creek, FL, Improvement Disctrict Florida Utility Revenue, (SPA - Ambac), 5.000%, 10/1/11	142,723

Principal Amount or Shares		Value
3,500,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.120%, 7/1/37 (a)	3,500,000
1,000,000	University of South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.310%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.) 0.250%, 1/15/32 (a)	1,100,000

		25,787,593

Indiana — 0.8%
700,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.260%, 10/1/24 (a)	700,000

Massachusetts — 2.7%
1,250,000	Fitchburg, MA, G.O., BAN, 1.500%, 6/30/11	1,252,139
1,000,000	Worcester, MA, G.O., BAN, 1.125%, 11/8/11	1,002,262

		2,254,401

Minnesota — 2.9%
445,000	Itasca County, MN, School District No. 318 Referendum, Series A 2.000%, 2/1/12	450,154
1,995,000	Minneapolis, MN, Housing and Redevelopment Health Care, Allina Health Systems, Series B-1, 0.100%, 11/15/35 (a)	1,995,000

		2,445,154

Missouri — 2.5%
1,000,000	Missouri State Health & Education Facilities Authority Facilities Revenue, Saint Louis University, Series B, (SPA - Bank of America N.A.) 0.200%, 10/1/24 (a)	1,000,000
1,100,000	Missouri State Health & Education Facilities Authority Facilities Revenue, Washington University, Series B, (SPA - U.S. Bank N.A. ), 0.070%, 2/15/33 (a)	1,100,000

		2,100,000

New Jersey — 3.6%
3,000,000	Patterson, NJ, G.O., 1.500%, 6/16/11	3,004,333

New Mexico — 0.1%
100,000	New Mexico Finance Authority Revenue, Senior Lien Public Project Revolving, Series C 3.250%, 6/1/11	100,415

New York — 6.4%
207,922	Alfred Almond Central School District, 3.000%, 6/15/11	208,833
2,000,000	Poughkeepsie, NY, G.O., BAN, 1.500%, 3/16/12	2,006,617
1,000,000	Sag Harbor, NY, Union Free School District, G.O., 1.500%, 6/23/11	1,001,351
300,000	South County Central School District , NY, 2.125%, 6/30/11	301,012
800,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (AGM Ins. SPA - JPMorgan Chase Bank), 0.320%, 1/1/19 (a)	800,000
1,000,000	Wyandanch, NY, Union Free School District, 2.250%, 6/30/11	1,001,454

		5,319,267

North Carolina — 5.8%
3,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Hospital Authority Health Care Systems Revenue, Series B, 0.120%, 1/15/26 (a)	3,000,000
400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.120%, 1/15/45 (a)	400,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.310%, 10/1/23 (a)	500,000
400,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.310%, 10/1/26 (a)	400,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.220%, 5/1/27 (a)	500,000

		4,800,000

Ohio — 16.7%
610,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.250%, 6/1/35 (a)	610,000
2,385,000	Butler County, OH, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.290%, 9/1/37 (a)	2,385,000
270,000	Clermont County, OH, Library Distribution Special Obligation 2.000%, 12/1/11	271,782

Principal Amount or Shares		Value
400,000	Cleveland, OH, Cleveland-Cuyahoga Ohio Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - PNC Bank N.A.), 0.210%, 1/1/33 (a)	400,000
200,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.250%, 3/1/34 (a)	200,000
3,835,000	Cuyahoga County, OH, Revenue Subseries B3, (Cleveland Clinic), (SPA - Bank of America N.A.), 0.150%, 1/1/39 (a)	3,835,000
200,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.220%, 12/1/21 (a)	200,000
335,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.270%, 7/1/23 (a)	335,000
520,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.260%, 7/1/23 (a)	520,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC - U.S. Bank N.A.), 0.250%, 6/1/19 (a)	115,000
3,000,000	Ohio State Higher Educational , (LOC - Bank of America N.A.), 0.100%, 12/1/44 (a)	3,000,000
1,000,000	Union Township, OH, G.O., BAN, 1.250%, 9/13/11	1,002,245
1,000,000	University of Toledo, OH, General Receipts Bonds 1.500%, 6/1/11	1,001,292

		13,875,319

Oregon — 0.6%
500,000	Clackamas County, OR, Hospital Facilities Revenue, Legacy Health System, 0.220%, 6/1/37 (a)	500,000

Pennsylvania — 6.6%
400,000	Allegheny County, PA, Hosipital Revenue, UPMC Senior Living Corp., (Fannie Mae Ins.), 0.260%, 7/15/28 (a)	400,000
935,000	Bermudian Springs, PA, School District , 0.300%, 5/1/17 (a)	935,000
500,000	Butler County, PA, Industrial Development Revenue 0.270%, 12/1/14 (a)	500,000
140,000	Jeannette, PA , Municipal Authority Sewer Revenue, (AGM, Ins.), 0.800%, 7/1/11	140,000
500,000	Milton, PA, School District, Series AA, (AGM, Ins.), 2.000%, 11/15/11	503,949
1,000,000	Philadelphia, PA, 2.000%, 6/30/11	1,003,183
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.300%, 9/1/33 (a)	2,000,000

		5,482,132

Rhode Island — 2.2%
1,000,000	Chariho, RI, Regional High School District, 1.500%, 6/23/11	1,001,920
830,000	Cumberland, RI, Tax Anticipation Notes, Series 2, 1.500%, 6/15/11	831,462

		1,833,382

Tennessee — 1.9%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.250%, 5/15/31 (a)	1,625,000

Texas — 3.5%
200,000	Austin, TX, Housing Finance Corporation Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins. LOC - JPMorgan Chase Bank), 0.250%, 10/15/32 (a)	200,000
900,000	Katy, TX, Independent School District, G.O. 0.280%, 8/15/33 (a)	900,000
590,000	North Harris Montgomery Community College District Texas Revenue, Series A 3.750%, 2/15/12	605,691
100,000	Pasadena, TX,, Independent School District, 5.000%, 2/15/12	101,669
1,110,000	Travis County, TX, Housing Finance Corp, Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.250%, 2/15/34 (a)	1,110,000

		2,917,360

Vermont — 1.2%
1,000,000	Burlington, VT, Tax and Revenue Anticipation Notes, G.O., Series D, 2.000%, 6/30/11	1,002,467

Virginia — 1.9%
850,000	Arlington County Industrial Development Authority, 0.260%, 3/1/35 (a)	850,000

Principal Amount or Shares		Value
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.250%, 10/15/32 (a)	725,000

		1,575,000

West Virginia — 0.4%
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.310%, 7/1/17 (a)	300,000

Wisconsin — 1.6%
1,190,000	Edgar, WI, School District, BAN, 1.750%, 3/15/12	1,197,949
100,000	Shorewood Hills, WI, G.O., 2.000%, 5/1/11	100,109

		1,298,058

Total Municipal Bonds (Cost $81,584,881)		81,584,881

Cash Equivalents — 3.2%
2,029,220	Fidelity Institutional Tax-Exempt Portfolio, 0.060% (b)	2,029,220
636,170	Fidelity Tax-Exempt Portfolio. 0.130% (b)	636,170

Total Cash Equivalents (Cost $2,665,390)		2,665,390

Total Investments (Cost $84,250,271) — 101.2%		84,250,271

Liabilities in Excess of Other Assets — (1.2)%		(1,028,853)

Net Assets — 100.0%		$83,221,418

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.

AGM – Assured Guaranty Municipal Corp.

AMBAC– American Municipal Bond Assurance Corp.

BAN – Bond Anticipation Note.

G.O. – General Obligation

LOC– Letter of Credit

MBIA– Municipal Bond Insurance Association

Q-SBLF– Qualified School Bond Loan Fund

SPA– Standby Purchase Agreement

Huntington Money Market Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
U.S. Government Agencies — 21.1%
Federal Farm Credit Bank — 3.3%
10,000,000	0.400%, 6/1/11 (a)	$10,000,000
5,000,000	0.241%, 7/1/11 (a)	5,000,501

		15,000,501

Federal Home Loan Bank — 16.3%
10,000,000	0.700%, 4/18/11	10,000,803
10,000,000	0.190%, 5/27/11 (a)	10,000,000
10,000,000	0.250%, 7/22/11 (a)	10,000,000
12,495,000	0.247%, 7/29/11 (a)	12,495,000
5,000,000	0.170%, 10/21/11 (a)	5,001,424
15,000,000	0.400%, 4/25/12	15,000,000
10,000,000	0.410%, 4/27/12	10,000,000

		72,497,227

Federal Home Loan Mortgage Corporation — 1.5%
6,565,000	0.000%, 4/27/11 (b)	6,564,194

Total U.S. Government Agencies (Cost $94,061,922)		94,061,922

Commercial Papers — 20.2%
15,000,000	ANZ National Int’l Ltd/London, 0.403%, 7/25/11 (a) (c) (d)	15,000,000

5,000,000	Bank Of America NA Discount Banker, 0.400%, 9/13/11	4,990,833
5,000,000	Campbell Soup Co., 0.200%, 5/25/11	4,998,500
5,000,000	Coco Cola Co., 0.200%, 5/13/11	4,998,833
5,000,000	Johnson & Johnson, 0.180%, 7/13/11	4,997,425
5,000,000	Medtronic, Inc., 0.180%, 4/18/11	4,999,551
5,000,000	Nestle Capital Corp., 0.190%, 7/12/11	4,997,308
5,000,000	Pepsico, Inc., 0.160%, 5/23/11	4,998,845
5,000,000	Procter & Gamble Co., 0.170%, 6/15/11	4,998,229
15,000,000	Standard Chartered Bank US, 0.270%, 4/25/11	14,997,200
15,000,000	UBS Financial, Inc., 0.520%, 7/22/11	14,975,733

5,000,000	Wal-Mart Stores, Inc., 0.160%, 4/18/11	4,999,599

Total Commercial Papers (Cost $89,952,056)		89,952,056

Corporate Bonds — 18.7%
Financials — 15.3%
15,000,000	Bank of Nova Scotia/Houston, Series YCD, 0.350%, 12/9/11 (a)	15,000,000
5,450,000	BB&T Corp., 3.100%, 7/28/11	5,492,013
5,005,000	Citigroup, Inc., 0.434%, 3/16/12 (a)	4,991,130
10,000,000	Deutsche Bank AG/New York NY, Series YCD, 0.603%, 1/19/12 (a)	10,013,163
2,898,000	General Electric Capital Corp, Series NOTZ, 4.000%, 2/15/12	2,986,970
5,000,000	Goldman Sachs Group, Inc., Series B, MTN, 0.531%, 8/5/11 (a)	4,998,805
5,000,000	HSBC Finance Corp, 5.700%, 6/1/11	5,041,122
5,775,000	JPMorgan Chase & Co, Series MTN, 0.434%, 12/21/11 (a)	5,779,588
5,000,000	Morgan Stanley, Series MTN, 0.553%, 1/9/12 (a)	4,998,135
4,200,000	PNC Funding Corp., 0.444%, 1/31/12 (a)	4,202,481
4,500,000	Wachovia Corp, Series MTN, 0.461%, 3/1/12 (a)	4,503,419

		68,006,826

Health Care — 1.2%
5,000,000	Pfizer, Inc. 4.450%, 3/15/12	5,190,675

Industrials — 1.1%
5,000,000	General Dynamics Corp., 1.800%, 7/15/11	5,022,566

Information Technology — 1.1%
5,000,000	Hewlett-Packard Co., 4.250%, 2/24/12	5,169,004

Total Corporate Bonds (Cost $83,389,071)		83,389,071

Municipal Bonds — 17.7%
Kentucky — 2.2%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.280%, 5/1/31 (a)	9,600,000

Massachusetts — 1.1%
5,000,000	University of Massachusetts Building Authority Revenue, Series 4, (SPA - Bank of America N.A.), 0.240%, 11/1/34 (a)	5,000,000

New York — 2.5%
5,000,000	New York Long Island Power Authority Electric Systems Revenue, Series D, (AGM Ins. SPA - Dexia Credit Local), 0.380%, 12/1/29 (a)	5,000,000
6,000,000	New York State Local Government Assistance Corporation, GO of Corp., Series B, (SPA - JPMorgan Chase Bank), 0.240%, 4/1/21 (a)	6,000,000

		11,000,000

North Carolina — 3.3%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.350%, 6/1/21 (a)	5,000,000
4,800,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.260%, 10/1/34 (a)	4,800,000

Principal Amount or Shares		Value
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.230%, 6/1/30 (a)	5,000,000

		14,800,000

Ohio — 5.6%
10,000,000	Franklin County, OH, Hospital Revenue, Series A, (SPA - JPMorgan Chase Bank), 0.240%, 11/15/33 (a)	10,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.250%, 9/1/36 (a)	15,000,000

		25,000,000

Texas — 3.0%
5,360,000	Houston, TX, Independent School District, G.O., (SPA - Bank of America N.A.), 0.230%, 6/15/31 (a)	5,360,000
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.270%, 5/1/40 (a)	8,000,000

		13,360,000

Total Municipal Bonds (Cost $78,760,000)		78,760,000

Certificates of Deposit — 10.1%
10,000,000	Citi Euro Deposit, 0.130%, 4/1/11	10,000,000

25,000,000	JP Morgan Euro Deposit, 0.125%, 4/1/11	25,000,000

10,000,000	Toronto Dominion Bank, 0.270%, 7/7/11	10,000,269

Total Certificates of Deposit (Cost $45,000,269)		45,000,269

U.S. Treasury Obligations — 4.5%
U.S. Treasury Bills — 4.5%
10,000,000	0.190%, 6/23/11 (e)	9,995,712
10,000,000	0.170%, 9/22/11 (e)	9,992,146

Total U.S. Treasury Obligations (Cost $19,987,858)		19,987,858

Repurchase Agreements — 7.4%
32,791,700	Morgan Stanley, 0.080%, dated 3/31/11, due 04/01/11, repurchase price $31,300,000 (Fully collateralized by Federal National Mortgage Association, 5.500%, 12/27/22)	32,791,700

Total Repurchase Agreements (Cost $32,791,700)		32,791,700

Cash Equivalents — 7.9%
5,000,000	FFI Institutional Fund, 0.023% (f)	5,000,000

30,000,000	Fidelity Money Market, 0.025% (f)	30,000,000

Total Cash Equivalents (Cost $35,000,000)		35,000,000

Total Investments (Cost $478,942,876) — 107.6%		478,942,876

Liabilities in Excess of Other Assets — (7.6)%		(33,769,587)

Net Assets — 100.0%		$445,173,289

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Zero coupon capital appreciation bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security.
(e)	Rate represents the effective yield at purchase.
(f)	Rate disclosed is the seven day yield as of March 31, 2011.

AMT – Subject to alternative minimum tax

G.O. – General Obligation

LOC – Letter of Credit

MTN – Medium Term Note

SPA – Standby Purchase Agreement

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or shares		Value
Municipal Bonds — 91.7%
Ohio — 91.7%
$2,400,000	Allen County, OH, Catholic Healthcare, Series C, (LOC - Bank of Nova Scotia) 0.190%, 6/1/34 (a)	$2,400,000
2,400,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.160%, 10/1/31 (a)	2,400,000
100,000	Anthony Wayne Local School District, 2.000%, 12/1/11	100,833
1,100,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.250%, 6/1/35 (a)	1,100,000
1,335,000	Canal Winchester, OH, Local School District, BAN 1.600%, 11/17/11	1,342,094
1,850,000	Cleveland Heights, OH, 1.250%, 8/4/11	1,852,826
1,220,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.220%, 1/1/37 (a)	1,220,000
2,400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.220%, 1/1/37 (a)	2,400,000
3,605,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, (LOC - U.S. Bank N.A.) 0.250%, 7/1/35 (a)	3,605,000
2,100,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.210%, 6/1/16 (a)	2,100,000
2,795,000	Columbus, OH, G.O., Series 1, 0.210%, 12/1/26 (a)	2,795,000
225,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.250%, 1/1/30 (a)	225,000
6,450,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.250%, 3/1/34 (a)	6,450,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, (LOC - U.S. Bank N.A.), 0.250%, 12/1/36 (a)	590,000
740,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.250%, 3/1/19 (a)	740,000
1,800,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - Bank One Chicago N.A.), 0.240%, 11/1/25 (a)	1,800,000
2,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.210%, 3/1/33 (a)	2,000,000
4,610,000	Cuyahoga County, OH, Revenue Subseries B3, (Cleveland Clinic), (SPA - Bank of America N.A.), 0.150%, 1/1/39 (a)	4,610,000
500,000	Cuyahoga Falls, OH, Various Purposes, G.O., BAN, 1.250%, 12/8/11	501,602
600,000	Deerfield Township, OH, Various Purposes, G.O., Series B, BAN, 1.500%, 11/8/11	603,067
100,000	Delphi Township, OH 2.000%, 12/1/11	100,860
1,200,000	Elyria, OH, G.O., BAN, 1.250%, 6/9/11	1,200,899
2,000,000	Elyria, OH, G.O., BAN, 1.125%, 6/9/11	2,001,028
2,000,000	Euclid, OH, G.O., BAN, 1.875%, 5/18/11	2,002,258
1,395,000	Forest Park, OH, Various Purposes, G.O., Series B, BAN, 1.350%, 10/27/11	1,399,750
410,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.220%, 12/1/11 (a)	410,000
1,480,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.270%, 11/1/14 (a)	1,480,000
2,000,000	Franklin County, OH, Hospital Revenue, 0.230%, 6/1/16 (a)	2,000,000
3,515,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series C, (LOC - National City Bank), 0.240%, 7/1/20 (a)	3,515,000
7,000,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, (LOC - PNC Bank N.A.) 0.210%, 7/1/36 (a)	7,000,000
2,500,000	Geauga County, OH, G.O., BAN, 1.500%, 8/18/11	2,508,035
1,935,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.260%, 7/1/23 (a)	1,935,000

Principal Amount or Shares		Value
1,100,000	Greene County, OH, Various Purposes, Series D, BAN, 1.500%, 11/2/11	1,105,793
795,000	Hamilton County, OH, 2.000%, 6/1/11	796,652
555,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC - U.S. Bank N.A.), 0.250%, 6/1/19 (a)	555,000
2,340,000	Hamilton County, OH, Economic Development Revenue, Samual W. Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.260%, 4/1/22 (a)	2,340,000
2,000,000	Hamilton County, OH, Hospital Facilities Revenue, Series B, (LOC - PNC Bank N.A.), 0.210%, 6/1/27 (a)	2,000,000
2,420,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.250%, 5/15/28 (a)	2,420,000
3,335,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.250%, 5/15/28 (a)	3,335,000
500,000	Heath, OH, Water Tank Facilities Improvement, G.O., 1.500%, 3/9/12	502,319
500,000	Huron County, OH, Hospital Facilities Revenue, (Fisher Titus Medical Center), Series A, (LOC - National City Bank), 0.240%, 12/1/27 (a)	500,000
200,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, 2.000%, 5/1/11	200,182
6,500,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.) 0.250%, 5/1/32 (a)	6,500,000
600,000	Lima, OH, G.O. 2.350%, 4/28/11	600,372
585,000	Lockland, OH, Various Purposes , G.O., BAN, 2.150%, 3/14/12	590,221
1,265,000	Lorain County, OH, Highway Capital Improvement, G.O., BAN, 1.500%, 3/16/12	1,273,758
1,000,000	Lucas County, OH, Hospital Rev, ProMedica Healthcare, Series A, (LOC - UBS AG), 1.125%, 9/15/11	1,001,931
715,000	Mahoning County, OH, G,O., BAN, 2.000%, 11/23/11	718,421
811,000	Maple Heights, OH, City School District, G.O., BAN, 1.125%, 4/13/11	811,073
215,000	Massillon, OH, City School District, Classroom Facilities Improvement, G.O., 2.000%, 12/1/11	216,846
1,200,000	Mayfield, OH, City School District, G.O., 1.875%, 6/29/11	1,203,124
500,000	Medina, OH, City School District, G.O., BAN, 1.750%, 5/19/11	500,488
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (AMG Ins.), 0.455%, 8/1/47 (a)	4,000,000
1,300,000	Montgomery, OH, Hospital Revenue, Series B-2, 0.260%, 3/1/27 (a)	1,300,000
100,000	North Canton, OH, 2.000%, 12/1/11	100,826
712,000	Norton, OH, Various Purposes, G,.O., BAN, 2.250%, 8/25/11	715,531
755,000	Norton, OH, City School District, Refunding School Improvement, G.O., BAN, 1.875%, 8/25/11	757,314
500,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Wells Fargo Bank N.A.), 0.250%, 12/1/33 (a)	500,000
400,000	Ohio Housing Finance Agency Multifamily Revenue,, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.) 0.279%, 11/15/32 (a)	400,000
50,000	Ohio State, Highway Capital Improvement, G.O., Series L, 3.000%, 5/1/11	50,094
200,000	Ohio State, Series A, G.O., 3.000%, 11/1/11	202,845
500,000	Ohio State, G.O., Series C, 0.210%, 6/15/26 (a)	500,000
800,000	Ohio State Higher Educational , (LOC - Bank of America N.A.), 0.100%, 12/1/44 (a)	800,000
500,000	Ohio State Higher Educational Facilities, 0.260%, 12/1/37 (a)	500,000
1,180,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.220%, 5/1/15 (a)	1,180,000
1,045,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.260%, 12/1/24 (a)	1,045,000
2,690,000	Ohio State Higher Educational Facilities Revenue, Xavier University , (LOC - U.S. Bank N.A.), 0.220%, 11/1/30 (a)	2,690,000

Principal Amount or Shares		Value
345,000	Ohio State Higher Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.260%, 12/1/32 (a)	345,000
5,000,000	Ohio State Higher Educational Facilities Revenue, (Case Western Reserve), Series B, (LOC - Bank of America N.A.) 0.288%, 12/1/44 (a)	5,000,000
7,045,000	Ohio State Parks & Recreation Revenue, Infrastructure Improvements Revenue, G.O., Series B, 0.200%, 8/1/17 (a)	7,045,000
5,245,000	Ohio State Parks & Recreation Revenue, G.O., Series D 0.200%, 2/1/19 (a)	5,245,000
425,000	Ohio State Parks & Recreation Revenue, School Improvements, G.O., Series A, 0.200%, 3/15/25 (a)	425,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.200%, 8/1/21 (a)	65,000
3,265,000	Ohio State University General Receipts Revenue, (Various), (AMG Ins.), 0.460%, 12/1/26 (a)	3,265,000
1,160,000	Ohio State University General Receipts Revenue, (Various), 0.250%, 12/1/27 (a)	1,160,000
200,000	Ohio State University General Receipts Revenue, G.O., Series B, 0.200%, 6/1/35 (a)	200,000
6,850,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.130%, 12/1/33 (a)	6,850,000
600,000	Oxford, OH, Water Supply Systems, 2.000%, 12/1/11	605,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.210%, 11/1/30 (a)	700,000
625,000	Princeton, OH, County School District, G.O., BAN, 1.300%, 11/29/11	627,676
850,000	Rossford, OH, G.O., BAN, 1.000%, 4/13/12	852,524
2,000,000	Streetsboro, OH, G.O., BAN, 1.400%, 1/26/12	2,008,959
4,000,000	Summit County, OH, Healthcare Facilities Revenue, (LOC - PNC Bank. N.A.), 0.270%, 12/1/25 (a)	4,000,000
930,000	Trumbull County, OH, Series B, G.O., BAN, 1.750%, 3/16/12	937,932
2,000,000	Union Township, OH, G.O., BAN, 1.250%, 9/13/11	2,004,491
2,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A, 1.500%, 5/12/11	2,000,000
3,100,000	University of Toledo, OH, General Receipts Revenue, (Various), Series B, (LOC - JPMorgan Chase Bank), 0.150%, 6/1/32 (a)	3,100,000
1,850,000	Wauseon, OH, Industrial Development Revenue, 1.500%, 8/26/11	1,855,171
165,000	Xenia, OH, Community School District, 1.000%, 6/1/11	165,055

Total Municipal Bonds (Cost $154,757,850)		154,757,850

Cash Equivalents — 8.7%
7,000,000	Fidelity Institutional Tax-Exempt Portfolio, 0.060% (b)	7,000,000

7,714,864	Fidelity Tax-Exempt Portfolio, 0.130% (b)	7,714,864

Total Cash Equivalents (Cost $14,714,864)		14,714,864

Total Investments (Cost $169,472,714) — 100.4%		169,472,714

Liabilities in Excess of Other Assets — (0.4)%		(641,819)

Net Assets — 100.0%		$168,830,895

(a)    Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.

(b)    Rate disclosed is the seven day yield as of March 31, 2011.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

G.O. — General Obligation

Ins. — Insured

LOC — Letter of Credit

SPA — Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount		Value
U.S. Treasury Obligations — 74.2%
U.S. Treasury Bills — 70.0%
$30,000,000	0.070%, 4/7/11	$29,999,757
35,000,000	0.060%, 4/14/11	34,998,723
15,000,000	0.125%, 4/15/11	14,999,767
10,000,000	0.075%, 4/21/11	9,999,042
5,000,000	0.045%, 4/28/11	4,999,361
20,000,000	0.050%, 5/5/11	19,997,019
4,940,000	0.150%, 5/12/11	4,939,156
10,000,000	0.145%, 6/2/11	9,997,503
10,000,000	0.110%, 6/9/11	9,996,837
15,000,000	0.095%, 6/23/11	14,993,977
35,000,000	0.100%, 6/30/11	34,988,719
10,000,000	0.050%, 7/7/11	9,995,285
6,817,500	0.175%, 8/11/11	6,813,125
5,000,000	0.170%, 9/1/11	4,996,387
10,000,000	0.135%, 9/15/11	9,992,531
15,000,000	0.150%, 9/22/11	14,988,025
15,000,000	0.170%, 9/29/11	14,987,431

		251,682,645

U.S. Treasury Notes — 4.2%
7,500,000	1.000%, 9/30/11	7,528,823
7,500,000	1.000%, 10/31/11	7,532,797

		15,061,620

Total U.S. Treasury Obligations (Cost $266,744,265)		266,744,265

Repurchase Agreements — 25.8%
35,000,000	Credit Suisse, 0.050%, dated 03/28/11, due 4/4/11, repurchase price $34,221,000 (Fully collateralized by U.S. Treasury Bond, 1.250%, 07/15/20) 0.050%	35,000,000
30,000,000	Goldman Sachs, 0.010%, dated 03/29/11, due 4/5/11, repurchase price $31,810,000 (Fully collateralized by U.S. Treasury Bond, 4.375%, 11/15/39) 0.010%	30,000,000
27,726,000	Morgan Stanley, 0.070%, dated 03/31/11, due 4/1/11, repurchase price $28,080,000 (Fully collateralized by U.S. Treasury Bond, 1.375%, 03/15/13) 0.070%	27,726,000

		92,726,000

Total Repurchase Agreements (Cost $92,726,000)		92,726,000

Total Investments (Cost $359,470,265) — 100.0%		359,470,265

Liabilities in Excess of Other Assets — (0.0)%		(32,378)

Net Assets — 100.0%		$359,437,887

Huntington Dividend Capture Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 73.5%
Consumer Discretionary — 4.4%
33,000	Genuine Parts Co.	$1,770,120
63,000	Mattel, Inc.	1,570,590
16,000	Polaris Industries, Inc.	1,392,320
37,000	Time Warner, Inc.	1,320,900

		6,053,930

Consumer Staples — 7.4%
30,000	Colgate-Palmolive Co.	2,422,800
50,000	Ruddick Corp. (a)	1,929,500
8,000	The Hershey Co.	434,800
63,500	Universal Corp.	2,764,790
36,000	Walgreen Co.	1,445,040
23,500	Wal-Mart Stores, Inc.	1,223,175

		10,220,105

Energy — 13.6%
31,000	Cenovus Energy, Inc.	1,220,780
24,000	Chevron Texaco Corp.	2,578,320
30,500	ConocoPhillips (a)	2,435,730
44,500	Exxon Mobil Corp.	3,743,785
12,000	Occidental Petroleum Corp.	1,253,880
58,500	Royal Dutch Shell PLC ADR	4,262,310
52,000	Total SA ADR	3,170,440

		18,665,245

Financials — 15.4%
32,000	ACE Ltd.	2,070,400
40,500	American Financial Group, Inc.	1,418,310
31,500	Assurant, Inc.	1,213,065
22,000	Bank of Montreal	1,429,560
16,000	Everest Re Group Ltd.	1,410,880
61,500	Federated Investors, Inc., Class B	1,645,125
38,500	JPMorgan Chase & Co.	1,774,850
22,500	M&T Bank Corp.	1,990,575
55,000	Montpelier Re Holdings Ltd.	971,850
21,500	Prudential Financial, Inc.	1,323,970
24,000	Royal Bank of Canada	1,487,280
26,500	The Travelers Cos., Inc.	1,576,220
28,000	U.S. Bancorp.	740,040
61,000	Unitrin, Inc.	1,883,680
10,000	Wells Fargo & Co.	317,000

		21,252,805

Health Care — 7.1%
42,500	Abbott Laboratories	2,084,625
44,500	AstraZeneca PLC ADR	2,052,340
8,000	Baxter International, Inc.	430,160
23,000	Cardinal Health, Inc.	945,990
67,000	Eli Lilly & Co.	2,356,390
57,500	Merck & Co., Inc.	1,898,075

		9,767,580

Industrials — 8.5%
17,000	3M Co.	1,589,500
25,000	Applied Industrial Technologies, Inc.	831,500
63,000	Brady Corp.	2,248,470
18,500	Lockheed Martin Corp.	1,487,400
26,000	Ryder System, Inc.	1,315,600
25,000	Union Pacific Corp.	2,458,250
47,500	Waste Management, Inc.	1,773,650

		11,704,370

Information Technology — 3.4%
52,000	Corning, Inc.	1,072,760
86,000	Intel Corp.	1,734,620
68,500	Microsoft Corp.	1,737,160
12,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	149,802

		4,694,342

Materials — 2.3%
42,500	MeadWestvaco Corp. (a)	1,289,025
13,000	Sonoco Products Co.	470,990
36,000	Southern Copper Corp.	1,449,720

		3,209,735

Real Estate Investment Trusts — 5.2%
23,000	Acadia Realty Trust	435,160
10,000	EastGroup Properties, Inc.	439,700
5,000	Equity Residential	282,050
10,000	HCP, Inc.	379,400
9,500	Home Properties, Inc.	560,025
23,000	Mack-Cali Realty Corp.	779,700
8,250	Mid-America Apartment Communities, Inc.	529,650
10,500	National Health Investors, Inc.	503,160
8,500	PS Business Parks, Inc.	492,490
10,500	Rayonier, Inc.	654,255
5,000	Simon Property Group, Inc.	535,800
17,000	Sovran Self Storage, Inc.	672,350
9,000	Ventas, Inc.	488,700
17,000	Weingarten Realty Investors	426,020

		7,178,460

Telecommunication Services — 1.9%
35,500	AT&T, Inc.	1,086,300
53,500	Vodafone Group PLC ADR	1,538,125

		2,624,425

Utilities — 4.3%
39,750	Entergy Corp.	2,671,597
36,000	Exelon Corp.	1,484,640
40,000	Pinnacle West Capital Corp.	1,711,600

		5,867,837

Total Common Stocks (Cost $91,085,519)		101,238,834

Preferred Stocks — 21.1%
Consumer Discretionary — 0.9%
15,000	Comcast Corp., 7.000%	386,100
35,000	Viacom, Inc., 6.850%	909,650

		1,295,750

Energy — 0.4%
21,150	NextEra Energy Capital Holdings, Inc., 8.750%	605,524

Financials — 14.5%
45,000	Allianz SE, 8.375%	1,202,346
40,000	Ameriprise Financial, Inc., 7.750%	1,110,000
30,000	Barclays Bank PLC, 6.625%	723,000
44,998	BB&T Capital Trust V, 8.950% (b)	1,215,396
35,000	Credit Suisse Guernsey, 7.900%	942,200
45,000	Goldman Sachs Group, Inc., 6.200%	1,120,950
15,000	HSBC Holdings PLC, 6.200%	362,250
40,000	JPMorgan Chase Capital XXVI, 8.000% (b)	1,051,600
12,000	KeyCorp Capital VIII, 7.000%	306,000
30,000	M&T Capital Trust IV, 8.500%	802,500
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%	622,000
18,000	MetLife, Inc., 6.500%	447,480

Shares		Value
60,000	Morgan Stanley Capital Trust, 6.600%	1,456,800
55,000	National City Capital Trust II, 6.625%	1,392,050
34,000	PartnerRe Ltd, 6.500%	813,620
32,135	PLC Capital Trust IV, 7.250%	801,447
50,000	Prudential Financial, Inc., 9.000%	1,375,500
30,000	Prudential PLC, 6.500%	747,900
30,000	Renaissancere Holdings Ltd, 6.080%	688,500
40,000	SunTrust Capital IX, 7.875%	1,042,000
10,000	USB Capital XI, 6.600%	255,400
40,000	Wachovia Capital Trust X, 7.850%	1,041,600
15,000	Wells Fargo Capital IV, 7.000%	378,750

		19,899,289

Real Estate Investment Trusts — 2.5%
55,000	Kimco Realty Corp., 7.750%	1,422,300
30,000	Public Storage, Inc., 6.450%	741,000
46,424	Vornado Realty LP, 7.875%	1,257,626

		3,420,926

Telecommunication Services — 1.0%
25,422	AT&T, Inc., 6.375%	677,751
28,255	Telephone & Data Systems, Inc., 7.600%	710,048

		1,387,799

Utilities — 1.8%
48,000	Dominion Resources, Inc., Class A, 8.375%	1,362,720
40,000	Xcel Energy, Inc., 7.600%	1,114,800

		2,477,520

Total Preferred Stocks (Cost $26,901,282)		29,086,808

Mutual Funds — 2.9%
Exchange Traded Funds — 2.9%
40,000	iShares S&P 500 Value Index Fund	2,532,400
55,000	The Technology Select Sector SPDR Fund	1,433,850

		3,966,250

Total Mutual Funds (Cost $3,389,475)		3,966,250

Cash Equivalents — 2.6%
3,594,985	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,594,985

Total Cash Equivalents (Cost $3,594,985)		3,594,985

Total Investments (Cost $124,971,261) — 100.1%		137,886,877

Liabilities in Excess of Other Assets — (0.1)%		(108,241)

Net Assets — 100.0%		$137,778,636

(a)	All or a portion of the security is held as collateral for options.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2011.

ADR – American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington Global Select Markets Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
Common Stocks — 86.0%
Brazil — 17.7%
Consumer Discretionary — 2.5%
23,600	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$989,548
20,000	Lojas Americanas SA	167,301

		1,156,849

Consumer Staples — 2.1%
22,500	Companhia de Bebidas das Americas (AmBev) ADR	636,975
13,000	Natura Cosmeticos SA	367,197

		1,004,172

Energy — 2.4%
28,000	Petroleo Brasileiro SA ADR	1,132,040

Financials — 4.9%
50,000	Banco Bradesco SA ADR	1,037,500
18,000	Itau Unibanco Holding SA	428,498
35,000	Itau Unibanco Holding SA ADR	841,750

		2,307,748

Information Technology — 1.8%
45,000	Totvs SA	862,302

Materials — 1.9%
27,000	Vale SA ADR	900,450

Telecommunication Services — 2.1%
25,000	Vivo Participacoes SA ADR	1,009,500

		8,373,061

Canada — 4.5%
Energy — 2.0%
27,000	EnCana Corp.	932,310

Materials — 2.5%
20,000	Potash Corp. of Saskatchewan, Inc.	1,178,600

		2,110,910

Cayman Islands — 2.6%
Consumer Discretionary — 2.6%
440,000	Wynn Macau Ltd.	1,227,486

China — 5.7%
Consumer Staples — 0.8%
120,000	China Yurun Food Group Ltd.	402,648

Energy — 2.7%
500,000	China Petroleum & Chemical Corp. (Sinopec)	501,382
5,000	PetroChina Co. Ltd. ADR	761,250

		1,262,632

Health Care — 1.1%
180,000	Shandong Weigao Group Medical Polymer Co. Ltd.	513,724

Information Technology — 1.1%
21,000	Tencent Holdings Ltd.	511,602

		2,690,606

Hong Kong — 1.5%
Information Technology — 1.5%
390,000	Digital China Holdings Ltd.	735,026

India — 9.2%
Financials — 3.8%
13,000	Axis Bank Ltd.	409,699
20,000	ICICI Bank Ltd. ADR	996,600
70,000	Rural Electrification Corp. Ltd.	398,675

		1,804,974

Health Care — 1.6%
20,000	Dr. Reddy’s Laboratories Ltd. ADR	746,000

Information Technology — 2.7%
18,000	Infosys Technologies Ltd. ADR	1,290,600

Materials — 1.1%
105,000	Hindalco Industries Ltd.	493,001

		4,334,575

Indonesia — 6.3%
Consumer Staples — 2.5%
1,900,000	Indofood Sukses Makmur Tbk PT	1,177,956

Financials — 0.5%
311,163	Bank Mandiri Tbk PT	242,929

Industrials — 0.7%
125,000	United Tractors Tbk PT	311,424

Materials — 1.5%
3,040,000	Holcim Indonesia Tbk PT *	706,774

Utilities — 1.1%
1,200,000	Perusahaan Gas Negara PT	537,313

		2,976,396

Israel — 2.6%
Health Care — 2.6%
25,000	Teva Pharmaceutical Industries Ltd. ADR	1,254,250

Mexico — 1.2%
Telecommunication Services — 1.2%
10,000	America Movil SA de CV, Series 1 ADR	581,000

Poland — 3.0%
Financials — 2.0%
3,200	Bank Pekoe SA	191,815
6,000	Bre Bank *	726,069

		917,884

Utilities — 1.0%
60,000	Polska Grupa Energetyczna SA	483,905

		1,401,789

Republic Of South Korea — 15.5%
Consumer Discretionary — 3.4%
63,000	Dong Ah Tire & Rubber Co. Ltd.	546,476
5,800	Hyundai Motor Co.	1,075,055

		1,621,531

Consumer Staples — 2.3%
2,850	LG Household & Health Care Ltd.	1,070,832

Financials — 1.2%
21,420	Korean Reinsurance Co.	250,343
7,000	Shinhan Financial Group Co. Ltd.	318,618

		568,961

Industrials — 2.7%
2,750	Hyundai Heavy Industries Co. Ltd.	1,300,676

Information Technology — 2.5%
1,410	Samsung Electronics Co. Ltd.	1,199,890

Materials — 3.4%
1,400	Korea Zinc Co. Ltd.	510,044
9,500	POSCO ADR	1,085,755

		1,595,799

Principal Amount or Shares		Value
		7,357,689

South Africa — 1.5%
Energy — 1.5%
12,000	Sasol Ltd. ADR	695,400

Taiwan — 13.4%
Consumer Staples — 0.7%
70,000	President Chain Store Corp.	310,313

Financials — 2.0%
710,000	Fubon Financial Holding Co. Ltd.	941,827

Information Technology — 4.1%
88,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,071,840
510,000	Unimicron Technology Corp.	866,227

		1,938,067

Materials — 5.6%
885,160	Asia Cement Corp.	993,768
275,000	Formosa Plastics Corp.	966,863
243,000	Taiwan Fertilizer Co. Ltd.	714,026

		2,674,657

Telecommunication Services — 1.0%
15,708	Chunghwa Telecom Co. Ltd. ADR	489,461

		6,354,325

United Kingdom — 1.3%
Materials — 1.3%
8,800	Rio Tinto PLC ADR	625,856

Total Common Stocks (Cost $35,976,744)		40,718,369

Mutual Funds — 4.2%
Exchange Traded Funds — 4.2%
25,000	iShares FTSE China 25 Index Fund	1,124,000
14,000	iShares MSCI EMU Index Fund	893,760

Total Mutual Funds (Cost $1,946,224)		2,017,760

Foreign Bonds — 5.6%
200,000	Australian Government, 6.000%, 2/15/17 (a)	213,991
200,000	Australian Government, 6.250%, 4/15/15 (a)	215,311
750,000	Brazilian Government International Bond, 12.500%, 1/5/16 (b)	522,817
200,000	Canadian Government, 4.000%, 6/1/17 (c)	218,754
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (b)	216,326
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (d)	517,388
4,700,000,000	Indonesian Government, Series FR53, 8.250%, 7/15/21 (d)	544,592
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (d)	198,935
Total Foreign Bonds (Cost $2,464,342)		2,648,114

Cash Equivalents — 7.5%
3,555,218	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	3,555,218
250	Fidelity Money Market, 0.250% (f)	250

Total Cash Equivalents(Cost $3,555,468)		3,555,468

Total Investments (Cost $43,942,778) — 103.3%		48,939,711

Liabilities in Excess of Other Assets — (3.3)%		(1,584,744)

Net Assets — 100.0%		$47,354,967

(a)	Foreign-denominated security. Principal amount is reported in Australian Dollars.
(b)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(c)	Foreign-denominated security. Principal amount is reported in Canadian Dollars.
(d)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt.

Huntington Growth Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 99.0%
Consumer Discretionary — 8.9%
7,290	Amazon.com, Inc. *	$1,313,148
31,900	DIRECTV, Series A, Class A *	1,492,920
55,970	Home Depot, Inc.	2,074,248
18,930	Lululemon Athletica, Inc. *	1,685,717
18,120	McDonald’s Corp.	1,378,751
11,920	Netflix, Inc. *	2,828,974
3,030	priceline.com, Inc. *	1,534,513

		12,308,271

Consumer Staples — 8.9%
86,680	Altria Group, Inc.	2,256,280
52,380	McCormick & Co., Inc.	2,505,335
21,100	PepsiCo, Inc.	1,359,051
34,720	Philip Morris International, Inc.	2,278,674
22,150	Procter & Gamble Co.	1,364,440
36,720	The Coca-Cola Co.	2,436,372

		12,200,152

Energy — 12.9%
41,290	Anadarko Petroleum Corp.	3,382,477
20,940	Carbo Ceramics, Inc.	2,955,053
26,750	Chevron Texaco Corp.	2,873,752
47,380	Enterprise Products Partners LP	2,040,183
31,060	Peabody Energy Corp.	2,235,078
46,610	Schlumberger Ltd.	4,346,849

		17,833,392

Financials — 2.0%
29,750	American Express Co.	1,344,700
30,230	JPMorgan Chase & Co.	1,393,603

		2,738,303

Health Care — 7.9%
29,250	Edwards LifeSciences Corp. *	2,544,750
22,450	Novo-Nordisk A/S ADR	2,811,413
36,560	Stryker Corp.	2,222,848
48,140	Varian Medical Systems, Inc. *	3,256,190

		10,835,201

Industrials — 14.6%
38,480	Caterpillar, Inc.	4,284,748
42,200	CSX Corp.	3,316,920
42,880	Deere & Co.	4,154,643
41,890	Joy Global, Inc.	4,139,151
14,950	Parker Hannifin Corp.	1,415,466
28,540	Union Pacific Corp.	2,806,338

		20,117,266

Information Technology — 33.0%
19,690	Apple, Inc. *	6,860,980
99,090	ARM Holdings PLC ADR	2,791,365
80,920	Aruba Networks, Inc. *	2,738,333
46,300	Baidu, Inc. SP ADR *	6,380,603
119,530	Cirrus Logic, Inc. *	2,513,716
170,380	EMC Corp. *	4,523,589
22,620	F5 Networks, Inc. *	2,320,133
105,757	JDS Uniphase Corp. *	2,203,976
91,430	Oracle Corp.	3,051,019
48,810	QUALCOMM, Inc.	2,676,252
84,750	Rackspace Hosting, Inc. *	3,631,537
19,180	Salesforce.com, Inc. *	2,562,064
68,000	SanDisk Corp. *	3,134,120

		45,387,687

Materials — 7.0%
20,360	Allegheny Technologies, Inc.	1,378,779
38,300	Du Pont (E.I.) de Nemours & Co.	2,105,351
12,570	Freeport-McMoran Copper & Gold, Inc., Series B, Class B	698,264
35,820	Potash Corp. of Saskatchewan, Inc.	2,110,873
19,960	Rio Tinto PLC ADR	1,419,555
24,040	The Mosaic Co.	1,893,150

		9,605,972

Real Estate Investment Trusts — 1.8%
24,380	Health Care, Inc.	1,278,487
19,670	Mid-America Apartment Communities, Inc.	1,262,814

		2,541,301

Telecommunication Services — 1.5%
90,580	Frontier Communications Corp.	744,568
101,930	Windstream Corp.	1,311,839

		2,059,407

Utilities — 0.5%
17,290	AGL Resources, Inc.	688,834

Total Common Stocks (Cost $114,305,779)		136,312,786

Cash Equivalents — 0.5%
681,704	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	681,704

Total Cash Equivalents (Cost $681,704)		681,704

Total Investments (Cost $114,987,483) — 99.5%		136,994,490

Other Assets in Excess of Liabilities — 0.5%		715,163

Net Assets — 100.0%		$137,709,653

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington Income Equity Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 98.9%
Consumer Discretionary — 6.4%
150,000	H & R Block, Inc.	$2,511,000
31,100	McDonald’s Corp. (a)	2,366,399
33,700	Time Warner, Inc.	2,404,158

		7,281,557

Consumer Staples — 10.8%
70,500	Altria Group, Inc. (a)	1,835,115
43,900	Archer-Daniels-Midland Co.	1,580,839
38,400	HJ Heinz Co.	1,874,688
22,300	Kimberly-Clark Corp. (a)	1,455,521
34,100	Philip Morris International, Inc.	2,237,983
21,300	The Coca-Cola Co.	1,413,255
36,600	Wal-Mart Stores, Inc.	1,905,030

		12,302,431

Energy — 19.2%
22,600	Chevron Texaco Corp.	2,427,918
30,300	ConocoPhillips	2,419,758
71,700	Enerplus Corp.	2,270,022
41,100	Eni S.p.A. ADR	2,019,243
24,900	Exxon Mobil Corp.	2,094,837
12,000	PetroChina Co. Ltd.	1,827,000
47,900	Repsol YPF SA ADR (a)	1,650,155
23,300	Royal Dutch Shell PLC ADR	1,697,638
80,000	Spectra Energy Corp. (a)	2,174,400
32,900	Total SA ADR	2,005,913
31,000	YPF SA ADR	1,380,740

		21,967,624

Financials — 13.2%
37,000	American Express Co.	1,672,400
36,700	Bank of Montreal (a)	2,384,766
30,200	Canadian Imperial Bank of Commerce (a)	2,608,374
22,900	M&T Bank Corp.	2,025,963
70,000	Marsh & McLennan Cos, Inc.	2,086,700
61,500	Sun Life Financial, Inc.	1,932,945
40,300	The Travelers Cos., Inc.	2,397,044

		15,108,192

Health Care — 10.1%
47,200	Abbott Laboratories	2,315,160
45,400	AstraZeneca PLC ADR	2,093,848
64,000	Eli Lilly & Co.	2,250,880
114,000	Pfizer, Inc.	2,315,340
73,000	Sanofi-Aventis ADR	2,571,060

		11,546,288

Industrials — 12.1%
19,200	Caterpillar, Inc.	2,137,920
33,000	Eaton Corp.	1,829,520
25,700	Lockheed Martin Corp.	2,066,280
134,000	R.R. Donnelley & Sons Co.	2,535,280
22,500	The Boeing Co. (a)	1,663,425
26,900	United Parcel Service, Inc., Class B	1,999,208
43,300	Waste Management, Inc. (a)	1,616,822

		13,848,455

Information Technology — 6.4%
87,000	Intel Corp.	1,754,790
11,200	International Business Machines Corp.	1,826,384
87,000	Microsoft Corp.	2,206,320
178,000	Nokia OYJ ADR	1,514,780

		7,302,274

Materials — 3.3%
32,700	Du Pont (E.I.) de Nemours & Co.	1,797,519
20,200	PPG Industries, Inc.	1,923,242

		3,720,761

Real Estate Investment Trusts — 8.6%
69,700	HCP, Inc.	2,644,418
50,900	Health Care REIT, Inc.	2,669,196
74,200	Mack-Cali Realty Corp.	2,515,380
19,200	Simon Property Group, Inc.	2,057,472

		9,886,466

Telecommunication Services — 2.6%
39,700	AT&T, Inc.	1,214,820
139,000	Windstream Corp.	1,788,930

		3,003,750

Utilities — 6.2%
46,200	Ameren Corp.	1,296,834
32,500	DTE Energy Co.	1,591,200
27,300	Integrys Energy Group, Inc.	1,378,923
71,000	Pepco Holdings, Inc.	1,324,150
31,600	Progress Energy, Inc.	1,458,024

		7,049,131

Total Common Stocks (Cost $98,642,285)		113,016,929

Cash Equivalents — 1.3%
1,519,648	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,519,648

Total Cash Equivalents (Cost $1,519,648)		1,519,648

Total Investments (Cost $100,161,933) — 100.2%		114,536,577

Liabilities in Excess of Other Assets — (0.2)%		(253,181)

Net Assets — 100.0%		$114,283,396

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.

ADR – American Depositary Receipt.

PLC – Public Liability Co.

Huntington International Equity Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 90.8%
Australia — 2.9%
Consumer Staples — 1.0%
534,000	Foster’s Group Ltd.	$3,159,535

Materials — 1.9%
129,000	BHP Billiton Ltd.	6,212,816

		9,372,351

Canada — 4.2%
Energy — 2.5%
106,000	Cenovus Energy, Inc.	4,174,280
108,000	EnCana Corp.	3,729,240

		7,903,520

Telecommunication Services — 1.7%
146,000	BCE, Inc.	5,305,640

		13,209,160

France — 9.1%
Energy — 2.0%
105,541	Total SA	6,425,503

Financials — 3.5%
243,900	AXA SA ADR	5,107,266
84,011	BNP Paribas	6,145,288

		11,252,554

Health Care — 2.0%
88,000	Sanofi-Aventis	6,170,789

Utilities — 1.6%
46,172	GDF Suez ADR	1,893,052
81,000	GDF Suez	3,300,617

		5,193,669

		29,042,515

Germany — 9.5%
Consumer Staples — 2.2%
113,000	Henkel AG & Co. KGaA	7,013,351

Financials — 2.0%
380,000	Commerzbank AG *	2,967,075
55,000	Deutsche Bank AG	3,249,096

		6,216,171

Industrials — 3.7%
187,000	GEA Group AG	6,152,937
42,200	Siemens AG	5,786,164

		11,939,101

Materials — 1.6%
67,000	K+S AG	5,080,434

		30,249,057

Hong Kong — 2.6%
Consumer Discretionary — 0.8%
490,000	Li & Fung Ltd.	2,510,317

Financials — 1.8%
133,000	Hong Kong Exchanges and Clearing Ltd.	2,889,632
434,000	The Wharf (Holdings) Ltd.	2,993,392

		5,883,024

		8,393,341

Israel — 0.9%
Health Care — 0.9%
60,000	Teva Pharmaceutical Industries Ltd., ADR	3,010,200

Italy — 2.6%
Energy — 1.7%
102,000	Saipem SpA	5,422,748

Financials — 0.9%
1,100,000	UniCredit SpA	2,719,014

		8,141,762

Japan — 18.3%
Consumer Discretionary — 3.9%
174,000	Honda Motor Co. Ltd.	6,536,635
238,000	Panasonic Corp.	3,027,036
90,000	Sony Corp. ADR	2,864,700

		12,428,371

Consumer Staples — 0.8%
66,644	Unicharm Corp.	2,423,491

Financials — 1.8%
1,040	Japan Prime Realty Investment Corp.	2,808,006
300	Japan Real Estate Investment Corp.	2,838,252

		5,646,258

Industrials — 5.4%
41,900	FANUC Ltd.	6,341,540
213,000	KOMATSU Ltd.	7,233,576
77,000	Makita Corp.	3,582,256

		17,157,372

Information Technology — 5.2%
134,883	Canon, Inc.	5,869,766
26,100	KEYENCE Corp.	6,679,918
57,000	Murata Manufacturing Co. Ltd.	4,104,466

		16,654,150

Materials — 1.2%
308,000	Kuraray Co. Ltd.	3,969,177

		58,278,819

Mexico — 1.1%
Telecommunication Services — 1.1%
62,500	America Movil SA de CV., Series L ADR	3,631,250

Netherlands — 2.2%
Consumer Discretionary — 0.9%
95,000	Koninklijke (Royal) Philips Electronics NV NYS	3,056,150

Energy — 1.3%
112,595	Royal Dutch Shell PLC, Class A	4,089,437

		7,145,587

Republic Of South Korea — 0.5%
Materials — 0.5%
13,000	POSCO ADR	1,485,770

Singapore — 4.6%
Financials — 1.4%
390,000	DBS Group Holdings Ltd.	4,529,631
118,400	K-Green Trust	96,749

		4,626,380

Industrials — 2.0%
652,615	Keppel Corp Ltd.	6,368,238

Telecommunication Services — 1.2%
1,575,930	Singapore Telecommunications Ltd	3,775,731

		14,770,349

Spain — 2.9%

Shares		Value
Financials — 2.9%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	6,228,792
252,000	Banco Santander SA ADR	2,953,440

		9,182,232

Sweden — 4.4%
Consumer Discretionary — 1.5%
142,000	Hennes & Mauritz AB	4,715,859

Industrials — 1.9%
349,000	Volvo AB	6,138,038

Materials — 1.0%
195,000	Svenska Cellulosa AB (SCA)	3,139,131

		13,993,028

Switzerland — 5.9%
Financials — 2.1%
104,300	ACE Ltd.	6,748,210

Health Care — 1.9%
111,400	Novartis AG	6,043,062

Materials — 1.9%
91,100	Syngenta AG ADR	5,936,987

		18,728,259

Taiwan — 1.7%
Information Technology — 1.7%
437,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,333,062

United Kingdom — 15.9%
Consumer Discretionary — 2.0%
364,000	Pearson, Inc.	6,429,197

Consumer Staples — 2.8%
49,981	Reckitt Benckiser Group PLC	2,567,405
1,018,284	TESCO PLC	6,223,890

		8,791,295

Energy — 2.0%
259,000	BG Group PLC	6,444,357

Financials — 3.4%
1,150,000	Barclays PLC	5,120,438
216,337	Standard Chartered PLC	5,611,886

		10,732,324

Health Care — 1.2%
103,850	GlaxoSmithKline PLC ADR	3,988,879

Industrials — 1.7%
544,000	Rolls-Royce Group PLC *	5,402,037

Telecommunication Services — 1.3%
1,456,000	Vodafone Group PLC	4,122,628

Utilities — 1.5%
231,100	Scottish & Southern Energy PLC	4,675,016

		50,585,733

United States — 1.5%
Energy — 1.5%
51,352	Schlumberger Ltd.	4,789,088

Total Common Stocks (Cost $238,553,968)		289,341,563

Mutual Funds — 4.5%
Exchange-Traded Funds — 3.4%
212,000	iShares MSCI Malaysia Index Fund	3,131,240
66,900	iShares MSCI South Korea Index Fund	4,305,015
157,691	iShares MSCI Taiwan Index Fund	2,344,865
60,000	ProShares UltraShort Yen *	976,200

		10,757,320

Closed-End Funds — 1.1%
139,000	Morgan Stanley India Investment Fund, Inc. *	3,347,120

Total Mutual Funds (Cost $10,333,253)		14,104,440

Cash Equivalents — 5.2%
16,655,533	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	16,655,533

Total Cash Equivalents (Cost $16,655,533)		16,655,533

Total Investments (Cost $265,542,754) — 100.5%		320,101,536

Liabilities in Excess of Other Assets — (0.5)%		(1,468,299)

Net Assets — 100.0%		$318,633,237

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt.

NYS — New York Shares.

PLC — Public Liability Co.

Huntington Macro 100 Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 90.6%
Consumer Discretionary — 8.2%
1,150	AutoZone, Inc. *	$314,594
8,600	Johnson Controls, Inc.	357,502
4,075	McDonald’s Corp.	310,067
23,900	Newell Rubbermaid, Inc.	457,207
4,585	Omnicom Group, Inc.	224,940
3,000	Polo Ralph Lauren Corp.	370,950
6,000	Scripps Networks Interactive Inc.	300,540
6,100	Starwood Hotels & Resorts Worldwide, Inc.	354,532
7,000	Target Corp	350,070
5,600	The TJX Cos., Inc.	278,488
7,400	The Walt Disney Co.	318,866
4,000	V.F. Corp.	394,120

		4,031,876

Consumer Staples — 8.4%
11,100	Avon Products, Inc.	300,144
4,500	Colgate-Palmolive Co.	363,420
20,600	Constellation Brands, Inc. *	417,768
13,700	Kellogg Co.	739,526
9,700	Kraft Foods, Inc.	304,192
9,000	McCormick & Co., Inc.	430,470
5,600	PepsiCo, Inc.	360,696
7,600	Procter & Gamble Co.	468,160
5,900	The Clorox Co.	413,413
6,800	Wal-Mart Stores, Inc.	353,940

		4,151,729

Energy — 13.0%
6,800	Apache Corp.	890,256
6,269	Baker Hughes, Inc.	460,333
10,600	ConocoPhillips	846,516
15,300	Denbury Resources, Inc. *	373,320
5,600	Devon Energy Corp.	513,912
1,500	EOG Resources, Inc.	177,765
8,157	Exxon Mobil Corp.	686,248
8,000	Marathon Oil Corp.	426,480
4,550	Occidental Petroleum Corp.	475,429
7,600	Peabody Energy Corp.	546,896
23,700	Rowan Cos., Inc. *	1,047,066

		6,444,221

Financials — 11.1%
10,000	Aflac, Inc.	527,800
25,000	Bank of America Corp.	333,250
27,000	Discover Financial Services	651,240
19,200	JPMorgan Chase & Co.	885,120
12,900	Lincoln National Corp.	387,516
35,000	Regions Financial Corp.	254,100
10,000	State Street Corp.	449,400
6,000	Torchmark Corp.	398,880
8,400	The Allstate Corp.	266,952
22,500	U.S. Bancorp	594,675
23,864	Wells Fargo & Co.	756,489

		5,505,422

Health Care — 10.3%
8,400	Becton, Dickinson & Co.	668,808
3,900	C.R. Bard, Inc.	387,309
3,300	Genzyme Corp. *	251,295
6,800	Johnson & Johnson	402,900
8,600	McKesson Corp.	679,830
7,900	Medtronic, Inc.	310,865
22,500	Mylan Laboratories, Inc. *	510,075
10,700	Patterson Cos., Inc.	344,433
21,450	Pfizer, Inc.	435,649
5,500	Stryker Corp.	334,400
6,700	Thermo Fisher Scientific, Inc. *	372,185
6,300	Zimmer Holdings, Inc. *	381,339

		5,079,088

Industrials — 11.5%
4,500	Cummins, Inc.	493,290
3,300	Flowserve Corp.	425,040
6,300	General Dynamics Corp.	482,328
7,800	Illinois Tool Works, Inc.	419,016
7,500	Jacobs Engineering Group, Inc. *	385,725
3,800	Pall Corp.	218,918
3,000	Parker Hannifin Corp.	284,040
2,500	Stericycle, Inc. *	221,675
8,800	Textron Inc	241,032
5,250	Tyco International Ltd	235,043
10,400	Union Pacific Corp.	1,022,632
4,300	United Parcel Service, Inc., Class B	319,576
6,900	United Technologies Corp.	584,085
2,600	W.W. Grainger, Inc.	357,968

		5,690,368

Information Technology — 16.4%
9,700	Akamai Technologies, Inc. *	368,600
2,700	Apple, Inc. *	940,815
9,900	BMC Software, Inc. *	492,426
32,800	Cisco Systems, Inc.	562,520
6,500	Cognizant Technology Solutions Corp., Class A *	529,100
21,700	EMC Corp. *	576,135
6,175	Fiserv, Inc. *	387,296
1,075	Google, Inc., Class A *	630,176
4,200	International Business Machines Corp.	684,894
8,800	Intuit, Inc. *	467,280
54,200	Jabil Circuit, Inc.	1,107,306
22,250	Microsoft Corp.	564,260
11,000	VeriSign, Inc. *	398,310
39,092	Xerox Corp.	416,330

		8,125,448

Materials — 4.8%
28,800	Ball Corp.	1,032,480
4,500	Cliffs Natural Resources, Inc.	442,260
16,000	The Dow Chemical Co.	604,000
16,000	Titanium Metals Corp. *	297,280

		2,376,020

Real Estate Investment Trusts — 1.7%
9,800	HCP, Inc.	371,812
25,500	Host Hotels & Resorts, Inc.	449,055

		820,867

Telecommunication Services — 2.9%
11,000	AT&T, Inc.	336,600
11,900	CenturyLink, Inc.	494,445
16,050	Verizon Communications, Inc.	618,567

		1,449,612

Utilities — 2.3%
3,800	Consolidated Edison, Inc.	192,736
4,900	Dominion Resources, Inc., Class A	219,030

Shares		Value
1,800	Entergy Corp.	120,978
2,100	Integrys Energy Group, Inc.	106,071
3,300	Pinnacle West Capital Corp.	141,207
3,600	Progress Energy, Inc.	166,104
5,800	Wisconsin Energy Corp.	176,900

		1,123,026

Total Common Stocks (Cost $34,471,303)		44,797,677

Cash Equivalents — 9.2%
4,566,001	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	4,566,001

Total Cash Equivalents (Cost $4,566,001)		4,566,001

Total Investments (Cost $39,037,304) — 99.8%		49,363,678

Other Assets in Excess of Liabilities — 0.2%		77,449

Net Assets — 100.0%		$49,441,127

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington Mid Corp America Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 94.9%
Consumer Discretionary — 11.0%
7,120	Advance Auto Parts, Inc.	$467,214
15,900	Best Buy Co., Inc.	456,648
25,340	Bob Evans Farms, Inc.	826,084
22,400	BorgWarner, Inc. *	1,785,056
15,980	Coinstar, Inc. *	733,802
20,670	Guess?, Inc.	813,364
12,365	ITT Educational Services, Inc. *	892,135
20,800	Kohl’s Corp.	1,103,232
19,500	Mohawk Industries, Inc. *	1,192,425
40,000	Nordstrom, Inc.	1,795,200
24,650	PetSmart, Inc.	1,009,417
6,710	Polo Ralph Lauren Corp.	829,691
15,540	Ross Stores, Inc.	1,105,205
37,200	Royal Caribbean Cruises Ltd. *	1,534,872
16,070	Stanley Black & Decker, Inc.	1,230,962
15,760	V.F. Corp.	1,552,833
4,100	Whirlpool Corp.	349,976
8,000	Wolverine World Wide, Inc.	298,240

		17,976,356

Consumer Staples — 4.9%
32,000	Church & Dwight Co., Inc.	2,538,880
25,950	Constellation Brands, Inc. *	526,266
16,860	Corn Products International, Inc.	873,685
28,900	Dr. Pepper Snapple Group, Inc.	1,073,924
20,700	Ralcorp Holding, Inc. *	1,416,501
21,160	Ruddick Corp.	816,564
20,220	The Fresh Market, Inc. *	763,103

		8,008,923

Energy — 6.6%
46,700	Chesapeake Energy Corp.	1,565,384
20,650	Forest Oil Corp. *	781,190
20,320	Helmerich & Payne, Inc.	1,395,781
16,710	Murphy Oil Corp.	1,226,848
31,200	Noble Energy, Inc.	3,015,480
13,170	Oceaneering International, Inc. *	1,178,056
11,250	Unit Corp. *	696,938
36,600	Weatherford International Ltd. *	827,160

		10,686,837

Financials — 9.1%
10,000	Allied World Assurance Co Holdings Ltd.	626,900
28,100	Cincinnati Financial Corp.	921,680
26,900	City National Corp.	1,534,645
4,310	Everest Re Group Ltd.	380,056
34,430	First American Financial Corp.	568,095
59,900	First Niagara Financial Group, Inc.	813,442
10,000	Hanover Insurance Group, Inc.	452,500
9,730	HCC Insurance Holdings, Inc.	304,646
21,800	Invesco Ltd.	557,208
9,800	Jones Lang LaSalle, Inc.	977,452
20,000	Legg Mason, Inc.	721,800
45,400	Principal Financial Group	1,457,794
21,800	Prosperity Bancshares, Inc.	932,386
22,240	T. Rowe Price Group, Inc.	1,477,181
30,590	Torchmark Corp.	2,033,623
27,390	Trustmark Corp.	641,474
16,070	Unum Group	421,838

		14,822,720

Health Care — 11.6%
60,000	AmerisourceBergen Corp.	2,373,600
12,430	Biogen Idec, Inc. *	912,238
18,775	Coventry Health Care, Inc. *	598,735
49,600	Life Technologies Corp. *	2,600,032
44,700	Lincare Holdings, Inc.	1,325,802
33,300	Owens & Minor, Inc.	1,081,584
38,300	PDL BioPharma, Inc.	222,140
16,000	Quest Diagnostics, Inc.	923,520
32,490	St Jude Medical, Inc.	1,665,437
21,500	Teleflex, Inc.	1,246,570
68,156	Thermo Fisher Scientific, Inc. *	3,786,066
38,830	Watson Pharmaceutical, Inc. *	2,174,868

		18,910,592

Industrials — 17.4%
10,200	Alliant Techsystems, Inc.	720,834
30,200	CNH Global NV NYS *	1,466,210
47,200	Cooper Industries PLC	3,063,280
14,400	Cummins, Inc.	1,578,528
16,000	Elbit Systems Ltd.	882,720
22,900	EMCOR Group, Inc. *	709,213
3,320	Flowserve Corp.	427,616
28,700	General Cable Corp. *	1,242,710
53,400	John Bean Technologies Corp.	1,026,882
54,000	Kennametal, Inc.	2,106,000
39,000	L-3 Communications Holdings, Inc.	3,054,090
15,700	Ladish Co., Inc. *	858,005
25,800	Pall Corp.	1,486,338
23,400	Parker Hannifin Corp.	2,215,512
10,100	Precision Castparts Corp.	1,486,518
20,000	Quanex Building Products Corp.	392,600
7,000	R.R. Donnelley & Sons Co.	132,440
3,000	Rockwell International Corp.	283,950
21,000	Ryder System, Inc.	1,062,600
30,500	Thomas & Betts Corp. *	1,813,835
10,000	UniFirst Corp.	530,100
25,150	Watsco, Inc.	1,753,206

		28,293,187

Information Technology — 18.2%
225,066	Activision Blizzard, Inc.	2,468,974
11,000	Amdocs Ltd *	317,350
111,660	Amkor Technology, Inc. *	752,588
53,697	Aviat Networks, Inc. *	277,613
22,135	Benchmark Electronics, Inc. *	419,901
19,170	BMC Software, Inc. *	953,516
24,200	Broadcom Corp., Class A *	952,996
33,730	Broadridge Financial Solutions, Inc.	765,334
34,900	Citrix Systems, Inc. *	2,563,754
34,430	CoreLogic, Inc. *	636,955
53,400	CTS Corp.	576,720
8,000	Cymer, Inc. *	452,640
32,866	Fidelity National Information Services, Inc.	1,074,390
14,100	Fiserv, Inc. *	884,352
28,430	FLIR Systems, Inc.	983,962
40,000	Forrester Research, Inc.	1,531,600
33,000	Harris Corp.	1,636,800
29,000	JDA Software Group, Inc. *	877,540

Shares		Value
25,700	Molex, Inc.	645,584
15,300	Multi-Fineline Electronix, Inc. *	431,766
30,800	NCR Corp. *	580,272
49,600	NVIDIA Corp. *	915,616
112,100	ON Semiconductor Corp. *	1,106,427
25,800	Progress Software Corp. *	750,522
31,600	Synopsys, Inc. *	873,740
20,600	Syntel, Inc.	1,075,938
50,280	Teradata Corp. *	2,549,196
29,250	Varian Semiconductor Equipment Associates, Inc. *	1,423,597
59,270	Vishay Intertechnology, Inc. *	1,051,450

		29,531,093

Materials — 6.5%
16,800	Albemarle Corp.	1,004,136
18,100	AptarGroup, Inc.	907,353
12,000	Ball Corp.	430,200
18,170	Cia de Minas Buenaventura SA ADR	780,765
29,300	Cytec Industries, Inc.	1,593,041
27,000	FMC Corp.	2,293,110
14,000	Innophos Holdings, Inc.	645,540
3,000	Minerals Technologies, Inc.	205,560
12,280	PPG Industries, Inc.	1,169,179
6,000	Schnitzer Steel Industries, Inc.	390,060
9,500	Silver Wheaton Corp.	411,920
20,000	Sonoco Products Co.	724,600

		10,555,464

Real Estate Investment Trusts — 5.1%
14,450	Alexandria Real Estate Equities, Inc.	1,126,666
9,300	Federal Realty Investment Trust	758,508
12,200	Home Properties, Inc.	719,190
28,334	Host Hotels & Resorts, Inc.	498,962
12,210	Liberty Property Trust	401,709
21,510	Mack-Cali Realty Corp.	729,189
13,360	Mid-America Apartment Communities, Inc.	857,712
16,690	PS Business Parks, Inc.	967,019
15,200	Rayonier, Inc.	947,112
18,260	Sovran Self Storage, Inc.	722,183
9,700	Ventas, Inc.	526,710

		8,254,960

Telecommunication Services — 0.6%
11,770	CenturyLink, Inc.	489,044
9,000	TELUS Corp.	436,410

		925,454

Utilities — 3.9%
12,000	AGL Resources, Inc.	478,080
18,620	CMS Energy Corp.	365,697
6,980	DTE Energy Co.	341,741
60,750	MDU Resources Group, Inc.	1,395,427
13,950	National Fuel Gas Co.	1,032,300
14,250	New Jersey Resources Corp.	612,038
33,700	Portland General Electric Co.	801,049
63,000	Questar Corp.	1,099,350
12,640	Xcel Energy, Inc.	301,970

		6,427,652

Total Common Stocks (Cost $82,838,596)		154,393,238

Cash Equivalents — 4.5%
7,325,335	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	7,325,335

Total Cash Equivalents (Cost $7,325,335)		7,325,335

Total Investments (Cost $90,163,931) — 99.4%		161,718,573

Other Assets in Excess of Liabilities — 0.6%		1,020,433

Net Assets — 100.0%		$162,739,006

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

NYS – New York Shares.

PLC – Public Liability Co.

Huntington New Economy Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 97.2%
Consumer Discretionary — 15.3%
34,000	Body Central Corp. *	$789,820
16,200	Fossil, Inc. *	1,517,130
14,900	Iconix Brand Group, Inc. *	320,052
16,900	Las Vegas Sands Corp. *	713,518
27,300	Limited Brands, Inc.	897,624
33,200	Lowe’s Cos, Inc.	877,476
1,200	priceline.com, Inc. (a)*	607,728
6,800	Strayer Education, Inc.	887,332
23,800	Tractor Supply Co.	1,424,668
187,900	Wendy’s/Arby’s Group, Inc.	945,137

		8,980,485

Consumer Staples — 5.1%
9,300	Energizer Holdings, Inc. *	661,788
25,800	Green Mountain Coffee Roasters, Inc. (a)*	1,666,938
11,100	Hansen Natural Corp. *	668,553

		2,997,279

Energy — 13.2%
28,000	Alpha Natural Resources, Inc. *	1,662,360
13,400	Consol Energy, Inc.	718,642
20,800	EnCana Corp.	718,224
32,400	Golar LNG Ltd.	828,792
30,500	Patriot Coal Corp. *	787,815
16,600	Superior Energy Services, Inc. *	680,600
39,600	Tesoro Corp. *	1,062,468
50,000	Tsakos Energy Navigation Ltd.	549,000
11,400	Unit Corp. (a)*	706,230

		7,714,131

Financials — 5.1%
16,000	MetLife, Inc.	715,680
31,600	Montpelier Re Holdings Ltd.	558,372
26,000	MSCI, Inc., Class A *	957,320
23,300	The Allstate Corp	740,474

		2,971,846

Health Care — 10.6%
11,450	Abbott Laboratories	561,623
48,500	Accuray, Inc. *	437,955
25,900	Brookdale Senior Living, Inc. *	725,200
16,700	Gilead Sciences, Inc. *	708,748
11,900	HeartWare International, Inc. *	1,017,807
16,500	Integra LifeSciences Holdings Corp. *	782,430
27,100	Kindred Healthcare, Inc. *	647,148
9,800	Life Technologies Corp. *	513,716
10,100	Perrigo Co.	803,152

		6,197,779

Industrials — 10.7%
10,000	AGCO Corp. *	549,700
8,800	Flowserve Corp.	1,133,440
15,700	Lindsay Corp.	1,240,614
35,100	Manitowoc Co., Inc.	767,988
3,800	SPX Corp.	301,682
10,000	Valmont Industries, Inc.	1,043,700
55,400	Westport Innovations, Inc. *	1,217,692

		6,254,816

Information Technology — 28.1%
23,400	Acme Packet, Inc. *	1,660,464
19,000	Akamai Technologies, Inc. *	722,000
34,000	Allot Communications Ltd. *	532,440
7,300	F5 Networks, Inc. *	748,761
84,300	GT Solar International, Inc. *	898,638
77,100	MEMC Electronic Materials, Inc. *	999,216
41,800	Netlogic Microsystems, Inc. *	1,756,436
38,900	NVIDIA Corp. *	718,094
15,200	Omnivision Technologies, Inc. *	540,056
26,000	Rackspace Hosting, Inc. *	1,114,100
32,400	RealD, Inc. *	886,464
44,400	Riverbed Technology, Inc. (a)*	1,671,660
13,900	SanDisk Corp. *	640,651
32,560	Skyworks Solutions, Inc. *	1,055,595
50,000	Ultratech, Inc. *	1,470,000
20,800	Varian Semiconductor Equipment Associates, Inc. *	1,012,336

		16,426,911

Materials — 6.6%
7,400	CF Industries Holdings, Inc.	1,012,246
12,600	Freeport-McMoran Copper & Gold, Inc., Class B	699,930
53,000	General Moly. Inc. *	285,140
17,900	LSB Industries, Inc. *	709,556
8,900	Molycorp, Inc. *	534,178
11,100	Potash Corp. of Saskatchewan, Inc.	654,123

		3,895,173

Real Estate Investment Trusts — 1.1%
12,000	Ventas, Inc.	651,600

Utilities — 1.4%
10,300	Alliant Energy Corp.	400,979
5,500	National Fuel Gas Co.	407,000

		807,979

Total Common Stocks (Cost $49,486,612)		56,897,999

Options Purchased — 0.7%
2,000	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $36.00, Expiring May 2011	246,000
2,000	iPath S&P 500 VXX Mid-Term Futures ETN, Call @ $31.00, Expiring April 2011	174,000

Total Options Purchased (Cost $1,170,220)		420,000

Cash Equivalents — 4.7%
2,749,822	Huntington Money Market Fund, Interfund Shares, 0.010%, (b) (c)	2,749,822

Total Cash Equivalents (Cost $2,749,822)		2,749,822

Total Investments (Cost $53,406,654) — 102.6%		60,067,821

Liabilities in Excess of Other Assets — (2.6)%		(1,528,458)

Net Assets — 100.0%		$58,539,363

(a)	All or portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington Real Strategies Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 83.9%
Energy — 35.6%
14,300	Alpha Natural Resources, Inc. *	$848,991
32,000	Canadian Natural Resources Ltd.	1,581,760
70,700	Canadian Oil Sands Ltd.	2,377,641
49,800	Chesapeake Energy Corp.	1,669,296
20,000	Consol Energy, Inc.	1,072,600
78,200	El Paso Corp.	1,407,600
33,400	EnCana Corp.	1,153,302
28,700	Enterprise Products Partners LP	1,235,822
52,800	Hugoton Royalty Trust	1,255,584
43,500	Linn Energy LLC	1,693,455
25,800	National Oilwell Varco, Inc.	2,045,166
61,000	Natural Resource Partners LP	2,139,270
28,000	Noble Corp.	1,277,360
22,700	Peabody Energy Corp. (a)	1,633,492
58,600	Penn Virginia Resource Partners LP	1,623,220
68,400	Petrohawk Energy Corp. *	1,678,536
47,300	Petroleo Brasileiro S.A. ADR	1,912,339
41,100	Sasol Ltd. ADR	2,381,745
13,932	Schlumberger Ltd.	1,299,298
64,900	Spectra Energy Corp.	1,763,982
40,646	StatoilHydro ASA ADR	1,123,455
44,200	Teekay Corp.	1,632,306
19,198	Transocean Ltd. *	1,496,484

		36,302,704

Financials — 1.7%
69,400	The St. Joe Co. *	1,739,858

Industrials — 12.5%
45,100	AGCO Corp. *	2,479,147
27,000	Deere & Co.	2,616,030
39,000	Harsco Corp.	1,376,310
16,400	Lindsay Corp.	1,295,928
97,900	Manitowoc Co., Inc.	2,142,052
35,000	Robbins & Myers, Inc.	1,609,650
11,900	Valmont Industries, Inc.	1,242,003

		12,761,120

Information Technology — 1.2%
96,000	MEMC Electronic Materials, Inc. *	1,244,160

Materials — 23.9%
12,470	Agrium, Inc.	1,150,482
14,800	BHP Billiton Ltd. ADR	1,419,024
13,000	FMC Corp.	1,104,090
98,000	Olin Corp.	2,246,160
36,960	Potash Corp. of Saskatchewan, Inc.	2,178,053
13,800	Praxair, Inc.	1,402,080
47,000	Rio Tinto PLC ADR	3,342,640
33,400	Sociedad Quimica y Minera de Chile SA ADR	1,845,684
10,700	Terra Nitrogen Co. LP	1,250,830
19,500	The Mosaic Co.	1,535,625
41,300	Vale SA	1,377,355
13,700	Walter Energy, Inc.	1,855,391
82,700	Weyerhaeuser Co.	2,034,420
32,000	Yara International ASA ADR	1,625,600

		24,367,434

Real Estate Investment Trusts — 7.6%
9,081	AvalonBay Communities, Inc.	1,090,447
80,000	Duke Realty Corp.	1,120,800
44,900	Plum Creek Timber Co., Inc.	1,958,089
32,800	Rayonier, Inc.	2,043,768
16,806	Vornado Realty Trust	1,470,525

		7,683,629

Utilities — 1.4%
78,600	Questar Corp.	1,371,570

Total Common Stocks (Cost $71,969,854)		85,470,475

Corporate Bonds — 0.8%
Financials — 0.8%
750,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (b)	890,625

Total Corporate Bonds (Cost $750,000)		890,625

Mutual Funds — 9.4%
Exchange Traded Funds — 5.5%
12,000	Oil Services HOLDRs Trust	1,972,320
50,000	PowerShares DB Agriculture Fund *	1,712,000
36,000	ProShares Short S&P 500 Treasury *	1,347,840
50,000	US Natural Gas Fund LP * (a)	575,000

		5,607,160

Investment Companies — 3.9%
178,100	Central Fund of Canada Ltd., Class A	3,984,097

Total Mutual Funds (Cost $8,988,075)		9,591,257

Options Purchased — 1.1%
250	Diamond Offshore, Call @79.25, Expiring January 2012	210,625
450	iPath S&P 500 VIX Mid Term Futures ETN, Call @65.00, Expiring January 2012	225,000
450	iPath S&P 500 VIX Mid Term Futures ETN, Put @55.00, Expiring January 2012	346,500
350	Market Vectors Gold Miners ETF, Call @55.00, Expiring January 2012	323,750

Total Options Purchased (Cost $1,109,028)		1,105,875

Cash Equivalents — 5.5%
5,591,038	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	5,591,038

Total Cash Equivalents (Cost $5,591,038)		5,591,038

Total Investments (Cost $88,407,995) — 100.7%		102,649,270

Liabilities in Excess of Other Assets — (0.7)%		(749,097)

Net Assets — 100.0%		$101,900,173

(a)	All or a portion of the security is held as collateral for options.
(b)	Zero coupon capital appreciation bond.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR	– American Depositary Receipt.
LP	– Limited Partnership.

PLC – Public Liability Co.

Huntington Rotating Markets Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 94.8%
Consumer Discretionary — 9.0%
23,061	Home Depot, Inc.	$854,641
23,875	McDonald’s Corp.	1,816,649
24,250	The Walt Disney Co.	1,044,933

		3,716,223

Consumer Staples — 12.3%
23,926	Kraft Foods, Inc.	750,319
23,843	Procter & Gamble Co.	1,468,729
24,076	The Coca-Cola Co.	1,597,443
23,953	Wal-Mart Stores, Inc.	1,246,754

		5,063,245

Energy — 11.2%
24,024	Chevron Texaco Corp.	2,580,898
24,140	Exxon Mobil Corp.	2,030,898

		4,611,796

Financials — 9.6%
24,145	American Express Co.	1,091,354
23,947	Bank of America Corp.	319,214
24,022	JPMorgan Chase & Co.	1,107,414
24,017	The Travelers Cos., Inc.	1,428,531

		3,946,513

Health Care — 6.5%
23,844	Johnson & Johnson	1,412,757
23,883	Merck & Co., Inc.	788,378
24,096	Pfizer, Inc.	489,390

		2,690,525

Industrials — 22.4%
23,997	3M Co.	2,243,719
24,250	Caterpillar, Inc.	2,700,237
24,149	General Electric Co.	484,187
24,118	The Boeing Co.	1,783,044
24,188	United Technologies Corp.	2,047,514

		9,258,701

Information Technology — 15.6%
24,414	Cisco Systems, Inc.	418,700
24,357	Hewlett-Packard Co.	997,906
23,881	Intel Corp.	481,680
24,148	International Business Machines Corp.	3,937,814
23,792	Microsoft Corp.	603,365

		6,439,465

Materials — 4.2%
24,235	Alcoa, Inc.	427,748
24,100	Du Pont (E.I.) de Nemours & Co.	1,324,777

		1,752,525

Telecommunication Services — 4.0%
23,800	AT&T, Inc.	728,280
23,897	Verizon Communications, Inc.	920,990

		1,649,270

Total Common Stocks (Cost $31,929,212)		39,128,263

Mutual Funds — 3.0%
Exchange Traded Funds — 3.0%
10,047	SPDR Dow Jones Industrial Average ETF	1,235,982

Total Mutual Funds (Cost $1,008,863)		1,235,982

Cash Equivalents — 2.3%
956,108	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	956,108

Total Cash Equivalents (Cost $956,108)		956,108

Total Investments (Cost $33,894,183) — 100.1%		41,320,353

Liabilities in Excess of Other Assets — (0.1)%		(59,195)

Net Assets — 100.0%		$41,261,158

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.

Huntington Situs Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 94.3%
Bermuda — 1.3%
Financials — 1.3%
30,000	Arch Capital Group Ltd. *	$2,975,700

Brazil — 0.7%
Consumer Discretionary — 0.7%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,601,726

Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. *	83,300

Chile — 0.6%
Materials — 0.6%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,326,240

China — 0.3%
Consumer Discretionary — 0.3%
17,500	Shanda Interactive Entertainment Ltd. ADR *	734,825

Denmark — 1.1%
Energy — 0.4%
18,900	Vestas Wind Systems A/S *	819,833

Health Care — 0.7%
10,500	Novozymes A/S , Class B	1,607,693

		2,427,526

Germany — 0.6%
Health Care — 0.6%
35,500	Stada Arzneimittel AG	1,375,622

Hong Kong — 0.4%
Consumer Discretionary — 0.4%
162,500	Television Broadcasts Ltd.	954,715

Japan — 1.4%
Consumer Discretionary — 0.5%
31,400	Honda Motor Co. Ltd. ADR	1,177,814

Consumer Staples — 0.3%
38,300	Shiseido Co. Ltd.	663,004

Financials — 0.1%
70	Japan Prime Realty Investment Corp.	189,000
20	Japan Real Estate Investment Corp.	189,217

		378,217

Health Care — 0.5%
20,600	Terumo Corp.	1,085,905

		3,304,940

Mexico — 0.3%
Consumer Discretionary — 0.3%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR *	746,650

Singapore — 0.6%
Consumer Staples — 0.6%
74,000	Asia Pacific Breweries Ltd.	1,379,611

South Africa — 0.6%
Materials — 0.6%
100,032	Harmony Gold Mining Co. Ltd. ADR	1,487,476

Sweden — 0.8%
Consumer Discretionary — 0.8%
116,800	Haldex AB	1,790,503

Switzerland — 0.6%
Consumer Discretionary — 0.6%
40,000	Garmin Ltd.	1,354,400

United Kingdom — 0.4%
Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	821,882

United States — 84.6%
Consumer Discretionary — 6.8%
180,000	Cabela’s, Inc., Class A *	4,501,800
13,500	Columbia Sportswear Co.	802,170
2,050	Fossil, Inc. *	191,983
50,000	Jakks Pacific, Inc. *	967,500
30,000	Papa John’s International, Inc. *	950,100
10,000	Polo Ralph Lauren Corp.	1,236,500
23,850	Rent-A-Center, Inc.	832,603
310,000	Sonic Corp. *	2,805,500
20,000	Sturm Ruger & Co., Inc.	459,400
97,000	Urban Outfitters, Inc. *	2,893,510

		15,641,066

Consumer Staples — 1.2%
80,000	Fresh Del Monte Produce, Inc.	2,088,800
15,000	Sanderson Farms, Inc.	688,800

		2,777,600

Energy — 15.5%
60,000	Alliance Resource Partners LP	4,885,800
20,000	Amyris, Inc. *	570,800
20,000	Atwood Oceanics, Inc. *	928,600
40,000	Carbo Ceramics, Inc.	5,644,800
135,400	Denbury Resources, Inc. *	3,303,760
15,000	Dril-Quip, Inc. *	1,185,450
65,000	Lufkin Industries, Inc.	6,075,550
40,000	Newfield Exploration Co. *	3,040,400
17,300	Oceaneering International, Inc. *	1,547,485
15,000	Overseas Shipholding Group, Inc.	482,100
57,000	OYO Geospace Corp. *	5,619,060
20,000	SM Energy Co.	1,483,800
23,000	Swift Energy Co. *	981,640

		35,749,245

Financials — 6.7%
52,300	Cullen/Frost Bankers, Inc.	3,086,746
90,000	Equity One, Inc.	1,689,300
110,000	International Bancshares Corp.	2,017,400
150,000	Raymond James Financial, Inc.	5,736,000
70,383	SCBT Financial Corp.	2,342,346
13,800	WSFS Financial Corp.	649,980

		15,521,772

Health Care — 12.6%
150,000	Albany Molecular Research *	639,000
15,000	Bio-Rad Laboratories, Inc., Class A *	1,802,100
50,000	Cerner Corp. *	5,560,000
20,000	Codexis, Inc. *	237,200
85,000	Edwards LifeSciences Corp. (a) *	7,395,000
40,000	Kindred Healthcare, Inc. *	955,200
86,000	Kinetic Concepts, Inc. *	4,680,120
100,000	Lincare Holdings, Inc.	2,966,000

Shares		Value
10,000	Myriad Genetics, Inc. *	201,500
75,000	Osiris Therapeutics, Inc. *	544,500
75,000	Watson Pharmaceutical, Inc. *	4,200,750

		29,181,370

Industrials — 17.1%
50,000	BE Aerospace, Inc. *	1,776,500
100,000	EnPro Industries, Inc. *	3,632,000
30,000	Flowserve Corp. (a)	3,864,000
130,000	Harsco Corp.	4,587,700
250,000	Jabil Circuit, Inc.	5,107,500
52,000	Jacobs Engineering Group, Inc. (a) *	2,674,360
10,000	Mine Safety Appliances Co.	366,700
120,000	Quanta Services, Inc. *	2,691,600
40,000	Ryder System, Inc.	2,024,000
140,000	Southwest Airlines Co.	1,768,200
50,000	Taser International, Inc. *	203,500
160,000	Trinity Industries, Inc.	5,867,200
50,000	Universal Forest Products, Inc.	1,832,500
80,000	Watts Water Technologies, Inc., Class A	3,055,200
3,750	Werner Enterprises, Inc.	99,263

		39,550,223

Information Technology — 12.5%
52,900	ACI Worldwide, Inc. *	1,735,120
30,000	American Superconductor Corp. *	746,100
75,000	Anixter International, Inc.	5,241,750
55,000	Diodes, Inc. *	1,873,300
50,000	Exlservice Holdings, Inc. *	1,057,500
80,600	Methode Electronics, Inc.	973,648
110,000	Red Hat, Inc. *	4,992,900
30,000	Scansource, Inc. *	1,139,700
200,000	Sigma Designs, Inc. *	2,590,000
80,900	Standard Microsystems Corp. *	1,994,994
130,000	Trimble Navigation Ltd. *	6,570,200

		28,915,212

Materials — 9.3%
5,000	Albemarle Corp.	298,850
50,400	Eagle Materials, Inc.	1,525,104
35,000	Eastman Chemical Co. (a)	3,476,200
100,000	Owens-Illinois, Inc. *	3,019,000
100,000	Quaker Chemical Corp.	4,017,000
40,000	RTI International Metals, Inc. *	1,246,000
30,000	Scotts Miracle-Gro Co., Class A	1,735,500
10,000	Terra Nitrogen Co. LP	1,169,000
65,000	Texas Industries, Inc.	2,939,950
50,000	United States Lime & Minerals, Inc.*	2,025,500

		21,452,104

Real Estate Investment Trusts — 1.0%
31,500	Camden Property Trust	1,789,830
20,000	Weingarten Realty Investors	501,200

		2,291,030

Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	426,660

Utilities — 1.7%
15,000	AGL Resources, Inc.	597,600
39,900	Hawaiian Electric Industries, Inc.	989,520
13,100	Northwest Natural Gas Co.	604,303
60,000	Portland General Electric Co.	1,426,200
5,500	UGI Corp.	180,950

		3,798,573

		195,304,855

Total Common Stocks (Cost $140,119,772)		217,669,971

Mutual Funds — 2.0%
Investment Companies — 0.3%
30,000	Central Fund of Canada Ltd., Class A	671,100

Exchange Traded Funds — 1.7%
25,000	iShares FTSE China 25 Index Fund	1,124,000
54,555	SPDR S&P Emerging Markets SmallCap ETF	2,938,332

		4,062,332

Total Mutual Funds (Cost $4,118,796)		4,733,432

Cash Equivalents — 4.3%
9,784,450	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	9,784,450

Total Cash Equivalents (Cost $9,784,450)		9,784,450

Total Investments (Cost $154,023,018) — 100.6%		232,187,853

Liabilities in Excess of Other Assets — (0.6)%		(1,274,582)

Net Assets — 100.0%		$230,913,271

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt.

LP — Limited Partnership.

PLC — Public Liability Co.

Huntington Technical Opportunities Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 54.4%
Consumer Discretionary — 12.1%
1,155	Amazon.com, Inc. *	$208,050
5,800	Brunswick Corp.	147,494
865	Chipotle Mexican Grill, Inc. *	235,600
4,400	Home Depot, Inc.	163,064
6,000	Honda Motor Co. Ltd. ADR	225,060
2,580	Ross Stores, Inc.	183,490
8,200	Tata Motors Ltd. ADR	227,878

		1,390,636

Consumer Staples — 2.2%
13,000	BRF - Brasil Foods SA ADR	248,170

Energy — 10.5%
1,700	Chevron Texaco Corp.	182,631
3,065	Ensco PLC ADR	177,280
1,150	PetroChina Co. Ltd. ADR	175,088
6,650	Petroleo Brasileiro SA ADR	268,859
3,350	Tenaris SA ADR	165,691
5,200	YPF SA ADR	231,608

		1,201,157

Financials — 1.4%
3,550	JPMorgan Chase & Co.	163,655

Health Care — 5.5%
1,660	Cerner Corp. *	184,592
1,940	Edwards LifeSciences Corp. *	168,780
2,800	Express Scripts, Inc. *	155,708
785	Novozymes A/S ADR	121,126

		630,206

Industrials — 2.4%
2,255	Kubota Corp. ADR	106,233
2,000	United Technologies Corp.	169,300

		275,533

Information Technology — 6.0%
915	Apple, Inc. *	318,832
915	Baidu, Inc. ADR *	126,096
3,200	NICE Systems Ltd. ADR *	118,208
5,200	Tencent Holdings Ltd.	126,683

		689,819

Materials — 12.9%
1,800	Agrium, Inc.	166,068
36,000	Anhui Conch Cement Co. Ltd.	225,159
7,020	Carpenter Technology Corp.	299,824
1,700	Kumba Iron Ore Ltd ADR	120,785
7,250	Stillwater Mining Co. *	166,243
2,000	Syngenta AG ADR	130,340
2,315	Terra Nitrogen Co. LP	270,623
1,300	The Sherwin-Williams Co.	109,187

		1,488,229

Telecommunication Services — 1.4%
9,150	NTT DoCoMo, Inc. ADR	160,949

Total Common Stocks (Cost $5,895,026)		6,248,354

Mutual Funds — 41.7%
Exchange Traded Funds — 31.2%
4,780	iShares MSCI Austria Investable Market Index Fund	111,852
12,085	iShares S&P MidCap 400 Value Index Fund	1,041,727
8,400	iShares S&P SmallCap 600 Index Fund	617,988
10,210	Powershares QQQ Trust, Series 1	586,360
7,900	ProShares Short S&P 500 Treasury *	325,243
2,765	SPDR Dow Jones Industrial Average ETF	340,150
3,100	SPDR S&P MidCap 400 ETF	556,605

		3,579,925

Closed-End Fund — 10.5%
8,675	The Central Europe and Russia Fund, Inc.	393,064
7,200	The India Fund, Inc.	237,240
19,465	The New Germany Fund, Inc.	337,523
17,940	The Thai Fund, Inc.	238,781

		1,206,608

Total Mutual Funds (Cost $4,472,436)		4,786,533

Cash Equivalents — 3.6%
418,055	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	418,055

Total Cash Equivalents (Cost $418,055)		418,055

Total Investments (Cost $10,785,517) — 99.7%		11,452,942

Other Assets in Excess of Liabilities — 0.3%		29,750

Net Assets — 100.0%		$11,482,692

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington Fixed Income Securities Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount		Value
Corporate Bonds — 57.1%
Consumer Discretionary — 3.5%
$2,000,000	Comcast Corp., Class A, 6.500%, 1/15/17	$2,277,510
2,000,000	Mattel, Inc., 6.200%, 10/1/40	1,952,408
1,500,000	The Walt Disney Co., Series MTNB, 6.200%, 6/20/14	1,691,833
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,050,960

		9,972,711

Consumer Staples — 4.0%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,538,233
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,163,464
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,163,952
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,277,176
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,195,766

		11,338,591

Energy — 4.3%
1,629,000	Enterprise Products Operating LP, 5.600%, 10/15/14	1,799,661
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,060,576
2,005,000	EQT Corp., 8.125%, 6/1/19	2,389,988
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,297,798
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	517,339
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,142,192
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,086,344

		12,293,898

Financials — 21.8%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,236,328
1,000,000	Bank of America Corp., 6.250%, 4/15/12	1,053,433
2,000,000	Barrick International Bank Corp., Series 144A, 5.750%, 10/15/16 (a) (b)	2,244,698
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,442,269
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,204,828
3,000,000	FIA Card Services NA, Series BKNT, 7.125%, 11/15/12 (a) (b)	3,232,005
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,997,357
1,000,000	General Electric Capital Corp., Series GMTN, 5.250%, 10/19/12	1,060,497
3,700,000	General Electric Capital Corp., Series MTNA, 6.900%, 9/15/15	4,205,324
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,045,292
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,073,843
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,128,720
2,000,000	HSBC Finance Corp., Series NOTZ, 5.625%, 6/15/20	1,950,398
3,000,000	JPMorgan Chase & Co, 4.000%, 2/25/21 (c)	2,997,546
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,059,575
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,050,764
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,013,088
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,076,855
2,000,000	Morgan Stanley, Series G, MTN, 2.812%, 5/14/13 (c)	2,070,486
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,098,801
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,064,310
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,205,615
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/12	1,926,062
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,163,269
2,000,000	Royal Bank of Canada, Series MTN, 2.100%, 7/29/13	2,040,298
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	1,985,316
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,153,740
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,668,827

		62,449,544

Health Care — 2.8%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,283,286
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,524,200
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,001,906
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,116,022
1,000,000	Wyeth, 5.500%, 3/15/13	1,083,863

		8,009,277

Industrials — 2.3%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,854,835
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,230,042
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,333,052

		6,417,929

Information Technology — 5.4%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,216,232

Principal Amount		Value
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	1,962,974
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,220,580
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,754,545
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,223,292
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,204,081

		15,581,704

Materials — 1.5%
2,000,000	Nucor Corp., 5.000%, 6/1/13	2,151,502
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	2,179,828

		4,331,330

Telecommunication Services — 2.3%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,195,748
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,282,828
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,170,190

		6,648,766

Utilities — 9.2%
2,500,000	Bay State Gas Co., Series MTN, 9.200%, 6/6/11	2,531,495
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,048,200
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,078,716
2,950,000	Dominion Resources, Inc., Class A, Series D, 5.000%, 3/15/13	3,155,639
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,114,731
4,500,000	Duquesne Light Co., Series O, 6.700%, 4/15/12	4,737,505
1,000,000	Georgia Power Co., 5.400%, 6/1/40	984,335
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,893,505
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,385,398
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,315,321
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,044,310

		26,289,155

Total Corporate Bonds (Cost $157,455,354)		163,332,905

U.S. Government Agencies — 24.2%
Federal Farm Credit Bank — 0.8%
2,000,000	4.710%, 3/6/15	2,209,214

Federal Home Loan Bank — 12.0%
3,000,000	5.000%, 9/9/11	3,062,385
3,000,000	4.375%, 6/8/12	3,123,663
3,000,000	1.750%, 12/14/12	3,049,029
3,000,000	1.750%, 3/8/13	3,046,920
3,000,000	5.375%, 6/14/13	3,285,162
1,380,000	5.000%, 7/16/13	1,499,798
2,000,000	2.000%, 5/14/15 (d)	2,035,108
3,000,000	2.170%, 8/10/15	2,993,673
5,000,000	4.750%, 9/11/15	5,539,985
5,000,000	3.500%, 12/9/16	5,162,235
1,500,000	4.750%, 12/16/16	1,661,262

		34,459,220

Federal Home Loan Mortgage Corporation — 5.9%
4,000,000	6.480%, 12/5/11	4,164,928
2,000,000	1.750%, 1/15/13	2,001,132
3,000,000	1.500%, 7/12/13	3,004,473
5,000,000	5.000%, 1/30/14	5,505,300
2,000,000	4.875%, 6/13/18	2,223,796

		16,899,629

Federal National Mortgage Association — 5.5%
2,000,000	2.020%, 8/20/13	2,003,694
3,000,000	2.250%, 6/2/14	3,008,976
4,000,000	1.200%, 7/21/14	3,928,664
3,000,000	1.000%, 9/2/14	2,935,023
4,000,000	1.250%, 10/28/14	3,933,164

		15,809,521

Total U.S. Government Agencies (Cost $67,741,529)		69,377,584

U.S. Treasury Obligations — 14.5%
U.S. Treasury Bonds — 12.1%
1,500,000	9.125%, 5/15/18	2,113,242
2,000,000	8.750%, 8/15/20	2,881,406
4,000,000	7.125%, 2/15/23	5,305,000
4,000,000	7.625%, 2/15/25	5,585,624
4,000,000	6.750%, 8/15/26	5,228,124
4,000,000	5.250%, 11/15/28	4,503,124
4,000,000	6.125%, 8/15/29	4,965,000
4,000,000	4.250%, 5/15/39	3,836,876

		34,418,396

U.S. Treasury Inflation Protection Bonds — 1.1%
3,000,000	2.125%, 2/15/40	3,232,190

U.S. Treasury Notes — 1.3%
4,000,000	U.S. Treasury Note, 2.625%, 11/15/20	3,732,500

Total U.S. Treasury Obligations (Cost $37,869,950)		41,383,086

U.S. Government Mortgage Backed Agencies — 1.9%
Federal Home Loan Mortgage Corporation — 0.8%
917,362	Pool # J05518, 5.500%, 9/1/22	991,272
1,095,391	Pool # J08160, 5.000%, 12/1/22	1,165,129

		2,156,401

Federal National Mortgage Association — 0.1%
67,643	Pool # 599630, 6.500%, 8/1/16	74,132
172,867	Pool # 254594, 6.000%, 8/1/17	188,965

		263,097

Government National Mortgage Association — 1.0%
1,544,544	Pool # 683937, 6.000%, 2/15/23	1,672,210
951,521	Pool # 689593, 6.000%, 7/15/23	1,032,995
98,919	Pool # 345128, 6.500%, 1/15/24	112,413
27,479	Pool # 373015, 7.000%, 3/15/24	31,620
24,092	Pool # 373015, 8.000%, 6/15/24	28,252

		2,877,490

Total U.S. Government Mortgage Backed Agencies (Cost $5,002,110)		5,296,988

Cash Equivalents — 1.5%
4,407,699	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	4,407,699

Principal Amount	Value
Total Cash Equivalents (Cost $4,407,699)	4,407,699

Total Investments (Cost $272,476,642) — 99.2%	283,798,262

Other Assets in Excess of Liabilities — 0.8%	2,308,770

Net Assets — 100.0%	$286,107,032

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Illiquid Security.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specific date. The rate shown is the rate in effect at March 31, 2011.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of March 31, 2011.

LP – Limited Partnership.

PLC – Public Liability Co.

MTN – Medium Term Note.

Huntington Intermediate Government Income Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
U.S. Government Agencies — 51.8%
Federal Farm Credit Bank — 17.7%
$3,000,000	2.125%, 6/18/12	$3,058,623
3,000,000	1.375%, 6/25/13	3,029,325
2,000,000	1.620%, 11/16/15	1,941,718
1,000,000	4.500%, 12/15/15	1,096,738
2,000,000	4.875%, 12/16/15	2,235,248
1,000,000	3.750%, 1/29/16	1,062,211
1,000,000	4.350%, 6/17/16	1,008,198
1,000,000	5.270%, 9/1/16	1,133,621
2,000,000	5.050%, 3/8/17	2,225,014
1,000,000	5.550%, 8/1/17	1,150,716
1,000,000	2.500%, 9/21/17	971,029
1,000,000	4.250%, 4/16/18	1,061,311
2,000,000	5.050%, 8/1/18	2,234,414
1,000,000	5.375%, 11/10/20	1,129,851

		23,338,017

Federal Home Loan Bank — 23.4%
336,619	5.270%, 12/28/12	355,661
1,000,000	3.750%, 6/14/13	1,058,391
3,000,000	5.375%, 6/14/13	3,285,162
1,000,000	4.375%, 9/13/13	1,077,180
830,000	4.750%, 12/12/14	913,899
1,000,000	4.375%, 2/13/15	1,081,936
2,500,000	2.875%, 6/12/15	2,599,702
2,000,000	4.750%, 9/11/15	2,215,994
2,000,000	1.900%, 12/29/15	1,962,102
1,000,000	4.875%, 3/11/16	1,113,953
2,000,000	3.125%, 12/8/17	2,009,574
1,500,000	4.250%, 3/9/18	1,592,509
5,000,000	4.125%, 12/13/19	5,190,025
1,000,000	4.125%, 3/13/20	1,032,028
2,000,000	3.000%, 3/18/20	1,891,568
3,500,000	3.375%, 6/12/20	3,382,596

		30,762,280

Federal National Mortgage Association — 8.7%
5,000,000	4.125%, 4/15/14	5,393,090
2,000,000	1.500%, 9/8/14	1,989,222
1,000,000	3.125%, 5/15/15	1,025,301
3,000,000	5.625%, 11/15/21	3,089,634

		11,497,247

Government National Mortgage Association — 2.0%
1,500,000	5.500%, 1/20/23	1,596,501
1,000,000	5.000%, 5/20/32	1,056,256

		2,652,757

Total U.S. Government Agencies (Cost $66,129,010)		68,250,301

U.S. Government Mortgage Backed Agencies — 18.4%
Federal Home Loan Mortgage Corporation — 4.6%
216,780	Pool # M81004, 5.000%, 1/1/13	224,441
167,887	Pool # E01184, 6.000%, 8/1/17	182,844
552,612	Pool # B10827, 4.500%, 11/1/18	584,717
1,028,691	Pool # J03237, 5.500%, 11/1/20	1,121,215
515,322	Pool # C90699, 5.000%, 8/1/23	550,675
595,630	Pool # C91296, 5.000%, 4/1/28	628,964
275,607	Pool # G08168, 5.500%, 8/1/34	295,713
372,747	Pool # 1G0865, 4.837%, 7/1/35 (a)	394,311
1,333,740	Pool # 972190, 5.441%, 11/1/35 (a)	1,425,642
594,191	Pool # G03609, 5.500%, 10/1/37	635,216

		6,043,738

Federal National Mortgage Association — 11.1%
123,796	Pool # 647408, 5.000%, 10/1/17	132,548
720,729	Pool # 357805, 5.000%, 6/1/20	767,627
796,387	Pool # 889799, 5.500%, 2/1/23	862,790
272,706	Pool # 255360, 5.000%, 10/1/23	291,304
649,887	Pool # 255360, 5.000%, 8/1/24	692,988
638,352	Pool # 256213, 5.500%, 6/1/25	694,371
888,528	Pool # 256213, 4.500%, 11/1/25	936,289
640,022	Pool # 256213, 6.000%, 2/1/26	700,224
498,698	Pool # 256213, 6.000%, 4/1/26	545,607
775,189	Pool # 257536, 5.000%, 1/1/29	818,722
980,409	Pool # MA0171, 4.500%, 7/1/29	1,014,235
976,779	Pool # MA0563, 4.000%, 11/1/30	980,963
442,607	Pool # 254594, 5.500%, 1/1/33	476,884
729,350	Pool # 783793, 6.000%, 7/1/34	802,647
404,407	Pool # 806715, 5.500%, 1/1/35	434,968
577,952	Pool # 807963, 5.000%, 1/1/35	608,861
737,295	Pool # 735224, 5.500%, 2/1/35	793,934
699,160	Pool # 868935, 5.500%, 5/1/36	749,811
326,684	Pool # 907484, 6.000%, 1/1/37	355,927
943,997	Pool # AD7906, 5.000%, 7/1/40	989,340
998,451	Pool # AH6655, 4.000%, 2/1/41	983,539

		14,633,579

Government National Mortgage Association — 2.7%
626,489	Pool # 683937, 5.500%, 2/15/23	677,943
743,943	Pool # 666057, 5.000%, 3/15/23	797,582
175,756	Pool # 2699, 6.000%, 1/20/29	192,843
168,738	Pool # 576456, 6.000%, 3/15/32	186,702
616,096	Pool # 676974, 5.500%, 5/15/38	668,143
942,000	Pool # 733602, 5.000%, 4/15/40	1,003,672

		3,526,885

Total U.S. Government Mortgage Backed Agencies (Cost $23,035,336)		24,204,202

U.S. Treasury Obligations — 11.8%
U.S. Treasury Inflation Protection Notes — 1.7%
2,000,000	4.250%, 11/15/14	2,190,782

U.S. Treasury Notes — 10.1%
1,000,000	5.000%, 8/15/11	1,018,164
1,000,000	4.125%, 8/31/12	1,050,820
3,000,000	2.125%, 11/30/14	3,054,609
1,500,000	2.000%, 1/15/16	1,837,535
2,000,000	4.500%, 2/15/16	2,219,376
2,000,000	5.125%, 5/15/16	2,278,594
2,000,000	2.625%, 11/15/20	1,866,250

		13,325,348

Total U.S. Treasury Obligations (Cost $14,512,101)		15,516,130

Collateralized Mortgage Obligations — 5.4%
Federal Home Loan Mortgage Corporation — 4.9%
313,170	Series 2543, 4.250%, 1/15/18	329,573

Principal Amount or Shares		Value
2,500,000	Series 2571, 5.500%, 7/15/21	2,645,968
1,784,110	Series 2802, 5.500%, 11/15/31	1,882,621
1,000,000	Series 2974, 5.000%, 9/15/31	1,027,102
514,260	Series 2976 4.500%, 1/15/33	530,351
24,100	Series R007 5.875%, 5/15/16	24,165

		6,439,780

Federal National Mortgage Association — 0.5%
405,872	Series 2003-11, 5.500%, 8/25/32	431,774

131,488	Series 2003-16, 4.000%, 2/25/33	137,478

116,233	Series 2003-32, 5.000%, 3/25/17	117,780

		687,032

Total Collateralized Mortgage Obligations (Cost $6,794,315)		7,126,812

Corporate Bonds — 1.5%
Financials — 1.5%
2,000,000	Morgan Stanley, 1.950%, 6/20/12 (b)	2,036,590

Total Corporate Bonds (Cost $1,999,693)		2,036,590

Cash Equivalents — 2.9%
3,787,164	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,787,164

Total Cash Equivalents (Cost $3,787,164)		3,787,164

Total Investments (Cost $116,257,619) — 91.8%		120,921,199

Other Assets in Excess of Liabilities — 8.2%		10,778,460

Net Assets — 100.0%		$131,699,659

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2011.

Huntington Mortgage Securities Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 66.2%
Federal Home Loan Mortgage Corporation — 19.4%
$115,614	Pool # M80927, 5.000%, 7/1/11	$118,126
1	Pool # E65142, 6.500%, 7/1/11	1
216,780	Pool # M81004, 5.000%, 1/1/13	224,441
252,324	Pool # J03237, 5.500%, 8/1/16	272,653
143,679	Pool # E96459, 5.000%, 5/1/18	153,769
59,825	Pool # C90237, 6.500%, 11/1/18	65,894
552,612	Pool # B10827, 4.500%, 11/1/18	584,717
670,666	Pool # J10396, 4.000%, 7/1/19	701,789
247,579	Pool # G12297, 6.000%, 7/1/21	269,707
877,014	Pool # G12867, 4.500%, 8/1/22	925,499
397,000	Pool # C90779, 5.000%, 1/1/24	424,235
416,120	Pool # C90859, 5.500%, 10/1/24	452,143
490,185	Pool # C90999, 5.500%, 11/1/26	531,517
595,630	Pool # C91296, 5.000%, 4/1/28	628,964
814,056	Pool # E65142, 5.000%, 5/1/28	859,615
162,578	Pool # C00730, 6.000%, 3/1/29	178,858
3,670,653	Pool # C94581, 4.500%, 6/1/29	3,794,065
2,439,315	Pool # C91296, 5.000%, 4/1/30	2,575,832
486,085	Pool # A15284, 5.500%, 10/1/33	522,152
551,214	Pool # G08005, 5.500%, 8/1/34	591,425
372,747	Pool # 1G0865, 4.837%, 7/1/35 (a)	394,311
321,617	Pool # G08168, 6.000%, 12/1/36	350,908
484,848	Pool # A55565, 6.000%, 12/1/36	529,006
520,965	Pool # G03498, 5.500%, 11/1/37	556,935
1,417,166	Pool # A93936, 4.500%, 9/1/40	1,441,784
1,977,956	Pool # G06023, 4.000%, 9/1/40	1,944,942
987,894	Pool # A94008, 4.000%, 9/1/40	971,404

		20,064,692

Federal National Mortgage Association — 39.8%
197,914	Pool # 254486, 5.000%, 9/1/17	211,906
239,466	Pool # 663808, 5.000%, 11/1/17	256,395
331,821	Pool # 684488, 5.000%, 12/1/17	355,279
444,650	Pool # 693256, 5.000%, 4/1/18	476,085
295,301	Pool # 254720, 4.500%, 5/1/18	312,688
309,887	Pool # 786729, 5.500%, 8/1/19	338,437
348,847	Pool # 896597, 5.000%, 8/1/21	372,419
363,732	Pool # 254831, 5.000%, 8/1/23	388,538
774,465	Pool # 254908, 5.000%, 9/1/23	827,280
718,903	Pool # 254911, 5.000%, 10/1/23	767,929
313,459	Pool # 255320, 5.000%, 7/1/24	334,248
2,429,465	Pool # 932438, 4.000%, 1/1/25	2,500,830
1,001,408	Pool # 255711, 5.500%, 4/1/25	1,089,288
285,940	Pool # 357771, 5.000%, 5/1/25	304,904
550,271	Pool # 25534, 4.500%, 6/1/25	580,400
888,528	Pool # 255984, 4.500%, 11/1/25	936,289
800,027	Pool # 256116, 6.000%, 2/1/26	875,280
1,607,822	Pool # 257163, 5.000%, 4/1/28	1,699,119
932,370	Pool # 257238, 5.000%, 6/1/28	985,313
885,198	Pool # 257281, 5.000%, 7/1/28	935,463
775,189	Pool # 257536, 5.000%, 1/1/29	818,722
1,568,654	Pool # MA0115, 4.500%, 7/1/29	1,622,777
3,331,924	Pool # AC1219, 4.500%, 8/1/29	3,446,550
1,655,943	Pool # MA0171, 4.500%, 9/1/29	1,712,911
976,779	Pool # MA0563, 4.000%, 11/1/30	980,963
49,514	Pool # 602879, 6.000%, 11/1/31	54,519
816,447	Pool # 729535, 5.500%, 7/1/33	879,167
90,492	Pool # 748422, 6.000%, 8/1/33	99,582
454,435	Pool # 786457, 5.283%, 7/1/34 (a)	483,596
729,349	Pool # 783793, 6.000%, 7/1/34	802,647
234,505	Pool # 814261, 6.000%, 1/1/35	257,622
404,407	Pool # 806715, 5.500%, 1/1/35	434,968
737,295	Pool # 735224, 5.500%, 2/1/35	793,934
238,561	Pool # 836450, 6.000%, 10/1/35	261,183
443,133	Pool # 845573, 5.371%, 2/1/36 (a)	470,927
447,774	Pool # 745511, 5.000%, 4/1/36	469,842
769,115	Pool # 745418, 5.500%, 4/1/36	826,515
296,025	Pool # 888029, 6.000%, 12/1/36	323,355
326,684	Pool # 907484, 6.000%, 1/1/37	355,927
943,997	Pool # AD7906, 5.000%, 7/1/40	989,340
1,745,019	Pool # AD7724, 5.000%, 7/1/40	1,828,838
3,910,670	Pool # AE4310, 4.000%, 9/1/40	3,852,262
1,470,301	Pool # AE4628, 4.500%, 10/1/40	1,498,369
1,909,768	Pool # AE0395, 4.500%, 10/1/40	1,946,560
1,497,677	Pool # AH6655, 4.000%, 2/1/41	1,475,308

		41,234,474

Government National Mortgage Association — 7.0%
605,273	Pool # 683915, 5.000%, 1/15/23	652,698
605,114	Pool # 691761, 5.000%, 7/15/23	648,744
986,762	Pool # 4886, 4.500%, 12/20/25	1,044,244
1,802,575	Pool # 605653, 5.500%, 8/15/34	1,963,868
1,124,420	Pool # 3637, 5.500%, 11/20/34	1,223,392
616,096	Pool # 676974, 5.500%, 5/15/38	668,143
942,000	Pool # 733602, 5.000%, 4/15/40	1,003,672

		7,204,761

Total U.S. Government Mortgage Backed Agencies (Cost $66,848,572)		68,503,927

Common Stocks — 11.5%
Real Estate Investment Trusts — 11.5%
10,074	Acadia Realty Trust	190,600
7,500	Alexandria Real Estate Equities, Inc.	584,775
2,000	AMB Property Corp.	71,940
12,000	American Campus Communities, Inc.	396,000
1,000	Associated Estates Realty Corp.	15,880
2,000	BioMed Realty Trust, Inc.	38,040
5,500	Boston Properties, Inc.	521,675
6,500	Brandywine Realty Trust	78,910
1,000	Camden Property Trust	56,820
6,000	Cogdell Spencer, Inc.	35,640
2,000	Colonial Properties Trust	38,500
1,000	Coresite Realty Corp.	15,840
1,000	Developers Diversified Realty Corp.	14,000
8,300	Digital Realty Trust, Inc.	482,562
16,000	Douglas Emmett, Inc.	300,000
15,000	Duke Realty Corp.	210,150
5,000	DuPont Fabros Technology, Inc.	121,250
9,000	EastGroup Properties, Inc.	395,730
8,500	Equity Lifestyle Properties, Inc.	490,025
8,000	Equity Residential	451,280
4,500	Essex Property Trust, Inc.	558,000
2,000	Excel Trust, Inc.	23,580
1,500	Federal Realty Investment Trust	122,340

Principal Amount or Shares		Value
7,000	HCP, Inc.	265,580
3,500	Healthcare Realty Trust, Inc.	79,450
8,000	Home Properties, Inc.	471,600
12,616	Host Hotels & Resorts, Inc.	222,168
9,600	Kimco Realty Corp.	176,064
10,000	Kite Realty Group Trust	53,100
13,000	LaSalle Hotel Properties	351,000
12,000	Mack-Cali Realty Corp.	406,800
7,500	National Retail Properties, Inc.	195,975
3,500	Pennsylvania Real Estate Investment Trust	49,945
1,000	Post Properties, Inc.	39,250
8,386	ProLogis Trust	134,008
5,000	Public Storage, Inc.	554,550
2,000	Realty Income Corp.	69,900
6,500	Regency Centers Corp.	282,620
4,980	Simon Property Group, Inc.	533,657
1,903	SL Green Realty Corp.	143,106
1,000	Sovran Self Storage, Inc.	39,550
18,000	Tanger Factory Outlet Centers, Inc.	472,320
1,000	Terreno Realty Corp.	17,230
10,915	The Macerich Co.	540,620
6,376	UDR, Inc.	155,383
10,000	Ventas, Inc.	543,000
5,936	Vornado Realty Trust	519,400
5,000	Washington Real Estate Investment Trust	155,450
7,500	Weingarten Realty Investors	187,950
2,000	Westfield Group	19,322
2,000	Westfield Retail Trust	5,420

Total Common Stocks (Cost $8,859,999)		11,897,955

Collateralized Mortgage Obligations — 8.9%

Federal Home Loan Mortgage Corporation — 7.7%
$986,185	Series 2541, 5.500%, 11/15/20	1,014,527
359,330	Series 2543, 5.500%, 4/15/22	377,193
1,000,000	Series 2571, 5.500%, 7/15/21	1,058,387
273,334	Series 2584, 4.000%, 12/15/13	275,541
1,000,000	Series 2672, 5.500%, 8/15/31	1,054,287
560,021	Series 2770, 4.000%, 1/15/18	579,230
1,000,000	Series 2784, 4.000%, 4/15/19	1,047,238
1,000,000	Series 2802, 5.500%, 11/15/31	1,055,216
1,000,000	Series 2974, 5.000%, 9/15/31	1,027,102
514,260	Series 2976, 4.500%, 1/15/33	530,351

		8,019,072

Federal National Mortgage Association — 0.4%
401,082	Series 1999-13, 6.000%, 4/25/29	439,968
10,900	Series 2002-62, 5.500%, 12/25/16	10,896

		450,864

Residential Whole Loans — 0.8%
803,747	Citigroup Mortgage Securities, Inc., 5.500%, 10/25/35	806,857

Total Collateralized Mortgage Obligations(Cost $8,910,108)		9,276,793

U.S. Government Agencies — 8.4%

Federal Home Loan Bank — 3.4%
316,612	4.800%, 2/25/13	333,085
1,000,000	4.250%, 3/9/18	1,063,271
2,000,000	4.125%, 12/13/19	2,079,800

		3,476,156

Federal Home Loan Mortgage Corporation — 1.9%
500,000	4.500%, 4/2/14	543,911
195,153	4.500%, 3/15/17	195,872
484,316	5.250%, 4/15/17	513,461
481,803	5.000%, 9/15/17	512,803
230,438	5.000%, 7/15/35	235,941

		2,001,988

Federal National Mortgage Association — 3.1%
1,000,000	5.000%, 3/2/15	1,111,716
72,022	6.000%, 11/25/22	72,856
295,339	5.000%, 3/25/23	312,907
619,128	5.000%, 12/25/31	645,610
1,000,000	5.000%, 3/25/32	1,067,429

		3,210,518

Total U.S. Government Agencies(Cost $8,182,238)		8,688,662

Cash Equivalents — 4.7%
4,825,185	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	4,825,185

Total Cash Equivalents (Cost $4,825,185)		4,825,185

Total Investments (Cost $97,626,102) — 99.7%		103,192,522

Other Assets in Excess of Liabilities — 0.3%		290,889

Net Assets — 100.0%		$103,483,411

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.

Huntington Ohio Tax Free Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
Municipal Bonds — 98.2%
Ohio — 98.2%
$50,000	Akron, OH, Bath Copley Joint Township Hospital District, (AGM Ins.), 5.250%, 11/15/15	$51,160
500,000	Akron, OH, Series A, 5.000%, 12/1/16	552,740
70,000	Akron, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.250%, 12/1/18	70,818
120,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.) 5.250%, 12/1/18	125,555
100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	101,317
200,000	Akron, OH, Various Purposes, 5.000%, 12/1/23	203,806
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	233,491
100,000	Ashland, OH, Various Purposes, 4.500%, 12/1/22	101,495
205,000	Avon Lake, OH, G.O. 3.500%, 12/1/17	211,513
150,000	Barberton, OH, City School District, 5.000%, 12/1/22	162,153
115,000	Big Walnut, OH, Local School District, (AGM Ins.), 5.000%, 12/1/22	121,879
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	211,859
300,000	Bowling Green, OH, City School District, (AGM Ins.), 5.000%, 12/1/23	315,042
320,000	Bowling Green, OH, City School District, (AGM Ins.), 5.000%, 12/1/24	333,389
500,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (AGM Ins. Student Credit Program), 5.000%, 1/15/22	533,680
250,000	Bucyrus, OH, City School District, (AGM Ins.), 5.000%, 12/1/22	263,175
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	329,346
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	177,761
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	414,636
500,000	Centerville, OH, G.O., (National Reinsurance) 5.000%, 12/1/20	528,470
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	214,102
400,000	Cincinnati, OH, Recovery Zone Facility Revenue, Series A, (AMBAC Ins.) 4.000%, 11/1/19	405,796
200,000	Clark County, OH, Various Purposes, 5.000%, 12/1/18	219,782
35,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	36,208
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	85,158
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	554,000
150,000	Cleveland, OH, Income Tax Revenue 5.000%, 5/15/17	164,874
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	367,455
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	526,955
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.) 5.000%, 12/1/18	416,636
600,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins., Student Credit Program), 5.000%, 12/1/21	619,806
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	369,409
150,000	Clyde-Green Springs Exempted Village School District, School Facilities Construction and Improvement, 5.000%, 12/1/19	164,724

Principal Amount or Shares		Value
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	564,260
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	265,192
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	105,549
500,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	535,140
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	257,695
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	265,422
445,000	Fairfield Country, OH, G.O., 5.000%, 12/1/25	456,374
360,000	Fairfield Union, OH, Local School District, G.O., (AGM Ins.), 4.250%, 12/1/18	381,697
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	155,615
220,000	Findlay, OH, City School District, Capital Appreciation School Facilities Construction & Improvement, G.O., Series A, 0.000%, 12/1/17 (a)	173,270
155,000	Forest Hills, OH, Local School District, (AGM Ins.), 4.750%, 12/1/16	163,657
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	197,617
350,000	Franklin County, OH, Hospital Revenue, 4.000%, 11/1/16	365,816
35,000	Gallia, OH, County Local School District, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	35,416
215,000	Greater Cleveland Regional Transit Authority, OH, G.O., (FGIC Ins.), 5.000%, 12/1/15	240,585
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	353,619
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	487,390
540,000	Greene County, OH, Refunding , G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	604,719
100,000	Greene County, OH, Water Systems Revenue, (NATL-RE Ins.), 5.250%, 12/1/20	112,397
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	287,680
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	186,235
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	215,688
135,000	Hamilton, OH, Electric Revenue, Series A, (AGM Ins.), 4.150%, 10/15/15	145,139
280,000	Hamilton, OH, (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	302,464
400,000	Harrison, OH, G.O., 2.600%, 12/8/11	404,032
260,000	Hilliard, OH, School District, G.O., Series B, 0.000%, 12/1/18 (a)	197,707
200,000	Huber Heights, Ohio City School District, School Improvement 4.750%, 12/1/24	207,608
150,000	Hudson, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	159,558
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.) 5.000%, 12/1/20	79,592
160,000	Jackson, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/18	168,946
75,000	Kent State University, OH, General Receipts Revenue, Series B, 5.000%, 5/1/15	82,307
335,000	Kent State University, OH, General Receipts Revenue, G.O., Series B, (Assured Guaranty), 5.000%, 5/1/19	362,711
50,000	Kettering, OH, City School District, G.O., 4.750%, 12/1/19	53,461
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	414,880
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	99,304
100,000	Lake, OH, Local School District, G.O., 5.000%, 12/1/18	107,109
285,000	Lakewood City, OH, School District, G.O., (AGM Ins.), 5.000%, 12/1/18	300,778

Principal Amount or Shares		Value
300,000	Licking Heights, OH, Local School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	314,208
235,000	Madison, OH, Local School District, G.O., (AGM Ins.), 4.000%, 12/1/17	242,191
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	623,442
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	540,840
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	256,480
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	570,586
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	223,048
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	53,756
480,000	Mount Vernon, OH, Waterworks Refunding Revenue, (Assured Guaranty), 5.000%, 12/1/17	525,979
400,000	North Canton, OH, City School District, G.O., (Assured Guaranty), 4.000%, 12/1/15	424,216
275,000	Northwest, OH, Local School District, 0.000%, 12/1/20 (a)	176,894
500,000	Norton, OH, City School District, Refunding School Improvement, G.O. 1.875%, 8/25/11	501,660
50,000	Ohio Air Quality Development Authority Refunding Revenue, 3.000%, 12/1/13	51,065
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	209,704
155,000	Ohio Housing Finance Agency, Single-family mortgage revenue, Series 1, 2.650%, 5/1/17	148,073
400,000	Ohio Housing Finance Agency, Single-family mortgage revenue, Series 1, 3.250%, 5/1/20	373,432
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	82,178
50,000	Ohio State, G.O., Series A, 4.000%, 9/15/18	53,486
100,000	Ohio State, G.O., Series B, 5.500%, 9/15/19	116,578
500,000	Ohio State, G.O., Series B, 5.000%, 9/15/19	538,090
100,000	Ohio State, G.O., Series B, 5.000%, 3/1/20	107,404
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	84,006
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	190,974
350,000	Ohio State, G.O., Series B, 5.000%, 9/15/20	376,106
250,000	Ohio State, G.O., Series B, 5.000%, 4/1/21	262,472
150,000	Ohio State, G.O., Series B, 5.000%, 9/15/21	160,977
655,000	Ohio State, G.O., Series B, 5.375%, 9/1/23	713,799
130,000	Ohio State, Infrastructure Improvement, G.O., Series A 5.000%, 9/1/23	137,263
750,000	Ohio State, G.O., Series B, 4.500%, 9/15/23	760,537
600,000	Ohio State, G.O., Series B 4.500%, 9/15/24	604,296
125,000	Ohio State Building Authority, Series A, (AGM Ins.), 5.500%, 10/1/14	127,830
150,000	Ohio State Building Authority, Series A, 5.000%, 4/1/16	158,852
400,000	Ohio State Building Authority, Series A, 5.000%, 10/1/23	420,972
250,000	Ohio State Higher Educational Facilities Commission Revenue, Dension University Project Revenue, 5.000%, 11/1/20	262,997
250,000	Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University, Series PJ-A, 4.500%, 12/1/23	251,542
165,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	173,564
100,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	105,017
165,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.000%, 9/1/23	168,887
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	160,611
225,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 3/1/19	239,688
75,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 5/1/21	78,144

Principal Amount or Shares		Value
550,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 6/15/21	582,384
300,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 5/1/22	312,021
150,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 6/15/22	158,084
670,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 2/1/24	698,321
150,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 6/15/24	156,230
1,000,000	Ohio State Turnpike Commission, (FGIC Ins.), 5.500%, 2/15/20	1,119,650
170,000	Ohio State University, General Receipts Revenue, Series A, 5.000%, 6/1/25	176,242
400,000	Ohio State Water Development Authority, 5.000%, 6/1/17	433,444
100,000	Ohio State Water Development Authority, 5.000%, 6/1/19	114,370
500,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/18	554,475
395,000	Olentangy, OH, Local School District, G.O., Series A, 0.000%, 12/1/19 (a)	288,085
300,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	321,192
175,000	Ottawa & Glandorf, OH, Local School District, Series A, 0.000%, 12/1/20 (a)	111,225
170,000	Ottawa & Glandorf, OH, Local School District, Series A, 0.000%, 12/1/21 (a)	102,707
235,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/15 (a)	205,519
140,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	116,796
200,000	Pickerington, OH, Local School District, School Facilities Construction & Improvement, G.O., 5.000%, 12/1/17	222,814
500,000	Princeton, OH, Local School District, Series B, 0.000%, 12/1/20 (a)	334,800
470,000	River Valley, OH, Local School District, G.O., (AGM Ins. Student Credit Program), 5.250%, 11/1/23	516,840
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	82,000
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	77,180
150,000	Seven Hills, OH, Capital Improvement, G.O., 5.250%, 12/1/18	169,964
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,109,410
105,000	Southern Local School District Ohio, Various Purposes, Construction and Improvement, G.O., Series A, 0.000%, 12/1/15 (a)	92,463
105,000	Southern Local School District Ohio, Various Purposes, Construction and Improvement, G.O., Series A, 0.000%, 12/1/17 (a)	83,185
780,000	Southwest Licking Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	806,762
500,000	South-Western City School District, (AGM Ins.), 4.750%, 12/1/22	523,685
150,000	Springboro, OH, Various Purposes, G.O., 5.000%, 12/1/18	169,067
125,000	Springfield City, OH, School District, (AGM Ins.) 5.000%, 12/1/21	132,303
100,000	State of Ohio, Series A, (AGM Ins.), 5.000%, 4/1/17	108,603
50,000	State of Ohio, Series 2008-1, 5.500%, 6/15/20	56,106
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.) 5.000%, 12/1/15	331,698
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	240,887
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	234,889
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	750,491
615,000	Toledo, OH, City School District, School Facilities Improvements, G.O., (Student Credit Program), 4.125%, 12/1/19	630,609

Principal Amount or Shares		Value
200,000	Toledo, OH, City School District, (FGIC Ins.), 5.000%, 12/1/21	205,540
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	315,084
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.) 5.000%, 12/1/18	426,200
800,000	Troy, OH, G.O., 4.750%, 12/1/22	825,488
320,000	Troy, OH, G.O., 4.750%, 12/1/24	327,987
75,000	Trumbull County, OH, G.O., (AGM Ins.), 5.000%, 12/1/20	81,445
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	253,600
350,000	University of Akron, OH, (AGM Ins.), 5.000%, 1/1/21	371,962
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	526,005
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	540,810
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	322,989
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	318,441
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	530,470
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.) 5.000%, 6/1/22	528,415
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	426,296
100,000	Van Buren, OH, School District, Capital Appreciation Advance Refunding, G.O., (AGM Ins.), 0.000%, 12/1/16 (a)	84,078
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	52,711
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	155,960
650,000	Washington County, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	671,749
205,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	169,193
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 1/15/18 (a)	49,763
325,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 1/15/19 (a)	235,046
200,000	Westerville, OH, City School District, G.O., (National Reinsurance) 5.000%, 12/1/17	214,174
120,000	Westerville, OH, G.O., 2.750%, 12/1/17	122,492
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	134,350
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	317,181

Total Municipal Bonds (Cost $50,425,396)		50,588,593

Cash Equivalents — 0.7%
342,928	Fidelity Tax-Exempt Portfolio, 0.07% (b)	342,928

Total Cash Equivalents (Cost $342,928)		342,928

Total Investments (Cost $50,768,324) — 98.9%		50,931,521

Other Assets in Excess of Liabilities — 1.1%		554,216

Net Assets — 100.0%		$51,485,737

(a)	Zero coupon capital appreciation bonds.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

G.O. — General Obligation.

MBIA — Municipal Bond Insurance Association.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
Corporate Bonds — 57.1%
Consumer Discretionary — 2.3%
$1,000,000	Home Depot, Inc., 5.250%, 12/16/13	$1,091,331
1,000,000	Johnson Controls, Inc. 4.875%, 9/15/13	1,076,581
1,000,000	McDonald’s Corp., Series G, MTN, 4.300%, 3/1/13	1,056,344
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,083,670
1,000,000	Time Warner, Inc., 3.150%, 7/15/15	1,012,740

		5,320,666

Consumer Staples — 4.5%
1,000,000	ConAgra Foods, Inc., 5.875%, 4/15/14	1,093,736
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,084,170
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,722,323
1,000,000	HJ Heinz Co., 5.350%, 7/15/13	1,086,187
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,133,614
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,127,554
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,054,960

		10,302,544

Energy — 2.8%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,106,212
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,027,381
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,085,380
1,000,000	Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	1,081,154
1,000,000	Noble Corp., 5.875%, 6/1/13	1,085,196
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,089,688

		6,475,011

Financials — 18.6%
2,000,000	American Express Credit Co., 2.750%, 9/15/15	1,963,864
2,000,000	Bank of America Corp, Series MTN, 1.723%, 1/30/14 (a)	2,032,696
2,000,000	Bank of New York Mellon Corp/The, 2.950%, 6/18/15	2,036,842
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,040,510
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,007,937
1,000,000	BB&T Corp., 5.200%, 12/23/15	1,074,028
1,000,000	Boeing Capital Corp. 3.250%, 10/27/14	1,044,332
2,000,000	Canadian Imperial Bank of Commerce, 1.450%, 9/13/13	1,992,608
2,000,000	Caterpillar Financial Services Corp., Series F, MTN, 5.125%, 10/12/11	2,049,194
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,086,603
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,639,222
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,998,238
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,401,667
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,631,742
2,000,000	HSBC Financial Corp., 3.500%, 6/28/15 (b) (c)	2,025,970
1,000,000	KeyBank NA, BKNT, 5.091%, 3/26/15	1,061,233
433,000	M&I Marshall & Ilsley Bank, BKNT, 5.300%, 9/8/11	435,279
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,006,544
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (b)	1,982,642
2,000,000	Morgan Stanley, Series G, MTN, 2.812%, 5/14/13 (a)	2,070,486
1,500,000	Principal Life Income Funding Trusts, MTN, 5.150%, 9/30/11	1,525,745
2,000,000	Prudential Financial, Inc., Series D, 3.875%, 1/14/15	2,068,014
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,167,017
2,000,000	US Bank NA, 4.950%, 10/30/14	2,176,480
1,500,000	Wells Fargo & Co., Series I, 3.750%, 10/1/14	1,571,704

		43,090,597

Health Care — 6.6%
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,079,818
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,160,114
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,002,995
1,500,000	McKesson Corp., 5.250%, 3/1/13	1,606,833
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,083,126
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,057,926
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	990,138
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,037,024
1,200,000	St Jude Medical, Inc., 3.750%, 7/15/14	1,260,665
2,000,000	Thermo Fisher Scientific, Inc., 3.200%, 5/1/15	2,047,540

		15,326,179

Industrials — 8.7%
1,000,000	3M Co., Series A, MTN, 4.375%, 8/15/13	1,079,267

Principal Amount or Shares		Value
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,040,606
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,016,766
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,003,812
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,142,062
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,057,274
2,000,000	Harsco Corp., 2.700%, 10/15/15	1,967,264
1,000,000	ITT Corp., 4.900%, 5/1/14	1,069,676
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,045,741
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,569,754
1,000,000	Premcor Refining Group, Inc./The, 6.125%, 5/1/11	1,003,061
1,000,000	Raytheon Co., 1.625%, 10/15/15	954,813
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,068,804
1,000,000	Wyeth, 5.500%, 3/15/13	1,083,863

		20,102,763

Information Technology — 3.7%
1,000,000	Broadcom Corp., 2.375%, 11/1/15 (b) (c)	965,983
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,064,978
1,000,000	Dell, Inc., 2.300%, 9/10/15	977,658
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,550,883
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,154,532
2,000,000	Symantec Corp, 2.750%, 9/15/15	1,945,160

		8,659,194

Materials — 4.6%
2,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	2,083,292
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,056,617
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,062,033
2,000,000	Potash Corp. of Saskatchewan, Inc., 3.750%, 9/30/15	2,080,342
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,156,774
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,085,954

		10,525,012

Telecommunication Services — 1.8%
2,000,000	AT&T, Inc., 2.500%, 8/15/15	1,985,160
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,000,834
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,141,414

		4,127,408

Utilities — 3.5%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,607,146
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,064,872
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,029,540
1,262,000	Southern Co., 4.150%, 5/15/14	1,335,156
1,000,000	Southern Co., 2.375%, 9/15/15	983,128
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,056,570

		8,076,412

Total Corporate Bonds (Cost $129,438,514)		132,005,786

U.S. Government Agencies — 33.7%
Federal Farm Credit Bank — 4.4%
3,000,000	2.125%, 6/18/12	3,058,623
2,000,000	1.000%, 6/22/12	2,002,684
3,000,000	1.875%, 12/7/12	3,057,693
2,000,000	3.400%, 2/7/13	2,095,366

		10,214,366

Federal Home Loan Bank — 16.6%
2,000,000	3.125%, 6/10/11	2,010,540
2,000,000	1.625%, 7/27/11	2,009,822
2,000,000	1.000%, 12/28/11	2,010,222
2,000,000	1.125%, 5/18/12	2,015,384
2,000,000	1.875%, 6/20/12	2,033,610
3,000,000	1.750%, 8/22/12	3,048,405
1,000,000	1.625%, 9/26/12	1,014,609
7,000,000	0.550%, 10/25/12	6,975,899
3,000,000	1.625%, 6/14/13	3,040,698
3,000,000	1.000%, 9/13/13	2,987,715
1,000,000	4.375%, 9/13/13	1,077,180
2,000,000	1.375%, 9/12/14	1,979,708
2,000,000	3.250%, 9/12/14	2,103,418
2,000,000	4.750%, 11/14/14	2,206,920
2,000,000	1.750%, 9/11/15	1,963,204
2,000,000	1.900%, 12/29/15	1,962,102

		38,439,436

Federal Home Loan Mortgage Corporation — 0.9%
2,000,000	2.175%, 2/19/14	2,044,834

Federal National Mortgage Association — 11.8%
1,435,000	2.000%, 1/30/12	1,453,651
2,000,000	1.250%, 6/22/12	2,018,444
5,000,000	0.625%, 9/24/12	5,003,105
2,000,000	1.750%, 12/28/12	2,005,894
5,000,000	1.125%, 9/17/13	4,997,040
2,000,000	1.700%, 8/18/14	1,989,172
4,000,000	1.500%, 9/8/14	3,978,444
3,000,000	1.300%, 11/17/14	2,963,727
3,000,000	1.625%, 10/26/15	2,919,132

		27,328,609

Total U.S. Government Agencies (Cost $77,794,042)		78,027,245

U.S. Treasury Obligations — 2.8%
U.S. Treasury Notes — 2.8%
1,500,000	2.125%, 12/31/15	1,500,351
5,000,000	0.875%, 2/29/12	5,026,150

		6,526,501

Total U.S. Treasury Obligations (Cost $6,514,715)		6,526,501

Cash Equivalents — 1.4%
3,296,807	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	3,296,807

Total Cash Equivalents (Cost $3,296,807)		3,296,807

Principal Amount or Shares	Value
Total Investments (Cost $217,044,078) — 95.0%	219,856,339

Other Assets in Excess of Liabilities — 5.0%	11,547,218

Net Assets — 100.0%	$231,403,557

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Illiquid security.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2011.

BKNT – Bank Note.

LLC – Limited Liability Co.

LP – Limited Partnership.

MTN – Medium Term Note.

Huntington Balanced Allocation Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Mutual Funds — 96.4% (a)
150,413	Huntington Dividend Capture Fund, Trust Shares	$1,377,784
207,253	Huntington Fixed Income Securities Fund, Trust Shares	4,567,849
53,502	Huntington Global Select Markets Fund, Trust Shares	618,483
93,688	Huntington Growth Fund, Trust Shares	2,503,332
118,235	Huntington Income Equity Fund, Trust Shares	2,558,605
197,201	Huntington Intermediate Government Income Fund, Trust Shares	2,133,716
216,193	Huntington International Equity Fund, Trust Shares	2,551,079
222,281	Huntington Macro 100 Fund, Trust Shares	2,262,823
80,729	Huntington Mid Corp America Fund, Trust Shares	1,348,978
134,458	Huntington Mortgage Securities Fund, Trust Shares	1,226,260
87,856	Huntington New Economy Fund, Trust Shares *	1,013,853
107,098	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	2,133,396
109,188	Huntington Situs Fund, Trust Shares *	2,384,665

Total Mutual Funds (Cost $23,663,232)		26,680,823

Cash Equivalents — 3.3%
924,638	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	924,638

Total Cash Equivalents (Cost $924,638)		924,638

Total Investments (Cost $24,587,870) — 99.7%		27,605,461

Other Assets in Excess of Liabilities — 0.3%		81,750

Net Assets — 100.0%		$27,687,211

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington Conservative Allocation Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Mutual Funds — 96.8% (a)
27,984	Huntington Dividend Capture Fund, Trust Shares	$256,331
240,230	Huntington Fixed Income Securities Fund, Trust Shares	5,294,662
9,888	Huntington Global Select Markets Fund, Trust Shares	114,311
17,395	Huntington Growth Fund, Trust Shares	464,794
21,929	Huntington Income Equity Fund, Trust Shares	474,553
228,554	Huntington Intermediate Government Income Fund, Trust Shares	2,472,955
40,100	Huntington International Equity Fund, Trust Shares	473,177
41,271	Huntington Macro 100 Fund, Trust Shares	420,143
15,020	Huntington Mid Corp America Fund, Trust Shares	250,983
156,031	Huntington Mortgage Securities Fund, Trust Shares	1,422,998
16,357	Huntington New Economy Fund, Trust Shares *	188,760
124,125	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	2,472,579
20,297	Huntington Situs Fund, Trust Shares *	443,282

Total Mutual Funds(Cost $13,929,281)		14,749,528

Cash Equivalents — 3.1%
468,869	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	468,869

Total Cash Equivalents (Cost $468,869)		468,869

Total Investments (Cost $14,398,150) — 99.9%		15,218,397

Other Assets in Excess of Liabilities — 0.1%		11,086

Net Assets — 100.0%		$15,229,483

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington Growth Allocation Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Mutual Funds — 96.7% (a)
153,598	Huntington Dividend Capture Fund, Trust Shares	$1,406,960
72,912	Huntington Fixed Income Securities Fund, Trust Shares	1,606,978
54,546	Huntington Global Select Markets Fund, Trust Shares	630,547
95,624	Huntington Growth Fund, Trust Shares	2,555,063
120,744	Huntington Income Equity Fund, Trust Shares	2,612,891
69,421	Huntington Intermediate Government Income Fund, Trust Shares	751,137
220,601	Huntington International Equity Fund, Trust Shares	2,603,097
227,082	Huntington Macro 100 Fund, Trust Shares	2,311,692
82,440	Huntington Mid Corp America Fund, Trust Shares	1,377,564
47,328	Huntington Mortgage Securities Fund, Trust Shares	431,635
89,733	Huntington New Economy Fund, Trust Shares *	1,035,518
37,702	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	751,024
111,380	Huntington Situs Fund, Trust Shares *	2,432,529

Total Mutual Funds (Cost $17,348,584)		20,506,635

Cash Equivalents — 3.2%
691,753	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	691,753

Total Cash Equivalents (Cost $691,753)		691,753

Total Investments (Cost $18,040,337) — 99.9%		21,198,388

Other Assets in Excess of Liabilities — 0.1%		15,735

Net Assets — 100.0%		$21,214,123

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$84,250,271	$—	$—	$—
Money Market Fund	478,942,876	792	(792)	—
Ohio Municipal Money Market Fund	169,472,714	—	—	—
U.S. Treasury Money Market Fund	359,470,615	3,003	(3,353)	(350)
Dividend Capture Fund	125,118,679	13,855,616	(1,141,318)	12,714,298
Global Select Markets Fund	44,120,699	5,562,209	(767,355)	4,794,854
Growth Fund	115,973,571	23,936,126	(2,915,207)	21,020,919
Income Equity Fund	100,639,253	15,878,725	(2,361,276)	13,517,449
International Equity Fund	268,360,942	64,967,496	(13,103,688)	51,863,808
Macro 100 Fund	39,128,824	11,577,761	(1,342,907)	10,234,854
Mid Corp America Fund	90,128,418	71,883,416	(293,261)	71,590,155
New Economy Fund	52,971,523	8,031,681	(1,506,733)	6,524,948
Real Strategies Fund	87,765,371	19,458,991	(5,489,661)	13,969,330
Rotating Markets Fund	33,894,183	7,542,679	(116,509)	7,426,170
Situs Fund	153,432,207	85,115,780	(7,481,933)	77,633,847
Technical Opportunities Fund	10,785,517	803,250	(135,825)	667,425
Fixed Income Securities Fund	272,570,442	12,526,831	(1,299,011)	11,227,820
Intermediate Government Income Fund	116,257,619	5,236,672	(573,092)	4,663,580
Mortgage Securities Fund	97,551,692	6,221,488	(580,658)	5,640,830
Ohio Tax-Free Fund	50,768,324	670,870	(507,673)	163,197

Short/Intermediate Fixed Income Securities Fund	217,044,078	3,884,132	(1,071,871)	2,812,261
Balanced Allocation Fund	24,640,978	3,062,422	(97,939)	2,964,483
Conservative Allocation Fund	14,413,344	842,882	(37,829)	805,053
Growth Allocation Fund	18,087,887	3,174,120	(63,619)	3,110,501

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2011, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

•	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund do not have sales charges on original purchases. Effective May 1, 2010, the Institutional Shares were renamed Trust Shares. Effective June 29, 2010, Class B shares were converted to Class A shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

For the period ended March 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2011, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$81,584,881	$—	$81,584,881	$—
Cash Equivalents	2,665,390	—	—	—	2,665,390	—

Total	2,665,390	—	81,584,881	—	84,250,271	—
Money Market Fund
U.S. Government Agencies	—	—	94,061,922	—	94,061,922	—
Commercial Papers	—	—	89,952,056	—	89,952,056	—
Corporate Bonds	—	—	83,389,071	—	83,389,071	—
Municipal Bonds	—	—	78,760,000	—	78,760,000	—
Certificates of Deposit	—	—	45,000,269	—	45,000,269	—
U.S. Treasury Obligations	—	—	19,987,858	—	19,987,858	—
Repurchase Agreements	—	—	32,791,700	—	32,791,700
Cash Equivalents	35,000,000	—	—	—	35,000,000	—

Total	35,000,000	—	443,942,876	—	478,942,876	—
Ohio Municipal Money Market Fund
Municipal Bonds	—	—	154,757,850	—	154,757,850	—
Cash Equivalents	14,714,864	—	—	—	14,714,864	—

Total	14,714,864	—	154,757,850	—	169,472,714	—
U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	266,744,265	—	266,744,265	—
Repurchase Agreements	—	—	92,726,000	—	92,726,000	—

Total	—	—	359,470,265	—	359,470,265	—
Dividend Capture Fund
Common Stocks	101,238,834	—	—	—	101,238,834	—
Preferred Stocks	27,884,462	—	1,202,346	—	29,086,808	—
Mutual Funds	3,966,250	—	—	—	3,966,250	—
Cash Equivalents	3,594,985	—	—	—	3,594,985	—
Written Options	—	(53,900)	—	—	—	(53,900)

Total	136,684,531	(53,900)	1,202,346	—	137,886,877	(53,900)
Global Select Markets Fund
Common Stocks	40,718,369	—	—	—	40,718,369	—
Mutual Funds	2,017,760	—	—	—	2,017,760	—
Foreign Bonds	—	—	2,648,114	—	2,648,114	—
Cash Equivalents	3,555,468	—	—	—	3,555,468	—
Written Options	—	(24,160)	—	—	—	(24,160)

Total	46,291,597	(24,160)	2,648,114	—	48,939,711	(24,160)
Growth Fund
Common Stocks	136,312,786	—	—	—	136,312,786	—
Cash Equivalents	681,704	—	—	—	681,704	—

Total	136,994,490	—	—	—	136,994,490	—
Income Equity Fund
Common Stocks	113,016,929	—	—	—	113,016,929	—
Cash Equivalents	1,519,648	—	—	—	1,519,648	—
Written Options	—	(379,875)	—	—	—	(379,875)

Total	114,536,577	(379,875)	—	—	114,536,577	(379,875)
International Equity Fund
Common Stocks	289,341,563	—	—	—	289,341,563	—
Mutual Funds	14,104,440	—	—	—	14,104,440	—
Cash Equivalents	16,655,533	—	—	—	16,655,533	—

Total	320,101,536	—	—	—	320,101,536	—
Macro 100 Fund
Common Stocks	44,797,677	—	—	—	44,797,677	—
Cash Equivalents	4,566,001	—	—	—	4,566,001	—

Total	49,363,678	—	—	—	49,363,678	—
Mid Corp America Fund
Common Stocks	154,393,238	—	—	—	154,393,238	—
Cash Equivalents	7,325,335	—	—	—	7,325,335	—

Total	161,718,573	—	—	—	161,718,573	—
New Economy Fund
Common Stocks	56,897,999	—	—	—	56,897,999	—
Options Purchased	420,000	—	—	—	420,000	—
Cash Equivalents	2,749,822	—	—	—	2,749,822	—
Written Options	—	(571,350)	—	—	—	(571,350)

Total	60,067,821	(571,350)	—	—	60,067,821	(571,350)
Real Strategies Fund
Common Stocks	85,470,475	—	—	—	85,470,475	—
Corporate Bonds	—	—	890,625	—	890,625	—
Mutual Funds	9,591,257	—	—	—	9,591,257	—
Options Purchased	1,105,875	—	—	—	1,105,875	—
Cash Equivalents	5,591,038	—	—	—	5,591,038	—
Written Options	—	(914,570)	—	—	—	(914,570)

Total	101,758,645	(914,570)	890,625	—	102,649,270	(914,570)
Rotating Markets Fund
Common Stocks	39,128,263	—	—	—	39,128,263	—
Mutual Funds	1,235,982	—	—	—	1,235,982	—
Cash Equivalents	956,108	—	—	—	956,108	—

Total	41,320,353	—	—	—	41,320,353	—
Situs Fund
Common Stocks	217,669,971	—	—	—	217,669,971	—
Mutual Funds	4,733,432	—	—	—	4,733,432	—
Cash Equivalents	9,784,450	—	—	—	9,784,450	—
Written Options	—	(1,121,800)	—	—	—	(1,121,800)

Total	232,187,853	(1,121,800)	—	—	232,187,853	(1,121,800)
Technical Opportunities Fund
Common Stocks	6,248,354	—	—	—	6,248,354	—
Mutual Funds	4,786,533	—	—	—	4,786,533	—
Cash Equivalents	418,055	—	—	—	418,055	—

Total	11,452,942	—	—	—	11,452,942	—
Fixed Income Securities Fund
Corporate Bonds	—	—	163,332,905	—	163,332,905	—
U.S. Government Agencies	—	—	69,377,584	—	69,377,584	—
U.S. Treasury Obligations	—	—	41,383,086	—	41,383,086	—
U.S. Government Mortgage Backed Agencies	—	—	5,296,988	—	5,296,988	—
Cash Equivalents	4,407,699	—	—	—	4,407,699	—

Total	4,407,699	—	279,390,563	—	283,798,262	—
Intermediate Government Income Fund
U.S. Government Agencies	—	—	68,250,301	—	68,250,301	—
U.S. Government Mortgage Backed Agencies	—	—	24,204,202	—	24,204,202	—
U.S. Treasury Obligations	—	—	15,516,130	—	15,516,130	—
Collateralized Mortgage Obligations	—	—	7,126,812	—	7,126,812	—
Corporate Bonds	—	—	2,036,590	—	2,036,590	—
Cash Equivalents	3,787,164	—	—	—	3,787,164	—

Total	3,787,164	—	117,134,035	—	120,921,199	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	68,503,927	—	68,503,927	—
Common Stocks	11,897,955	—	—	—	11,897,955	—
Collateralized Mortgage Obligations	—	—	9,276,793	—	9,276,793	—
U.S. Government Agencies	—	—	8,688,662	—	8,688,662	—
Cash Equivalents	4,825,185	—	—	—	4,825,185	—

Total	16,723,140	—	86,469,382	—	103,192,522	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	50,588,593	—	50,588,593	—
Cash Equivalents	342,928	—	—	—	342,928	—

Total	342,928	—	50,588,593	—	50,931,521	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	132,005,786	—	132,005,786	—
U.S. Government Agencies	—	—	78,027,245	—	78,027,245	—
U.S. Treasury Obligations	—	—	6,526,501	—	6,526,501	—
Cash Equivalents	3,296,807	—	—	—	3,296,807	—

Total	3,296,807	—	216,559,532	—	219,856,339	—
Balanced Allocation Fund
Mutual Funds	26,680,823	—	—	—	26,680,823	—
Cash Equivalents	924,638	—	—	—	924,638	—

Total	27,605,461	—	—	—	27,605,461	—
Conservative Allocation Fund
Mutual Funds	14,749,528	—	—	—	14,749,528	—
Cash Equivalents	468,869	—	—	—	468,869	—

Total	15,218,397	—	—	—	15,218,397	—
Growth Allocation Fund
Mutual Funds	20,506,635	—	—	—	20,506,635	—
Cash Equivalents	691,753	—	—	—	691,753	—

Total	21,198,388	—	—	—	21,198,388	—

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of March 31, 2011.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the retail Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2011, none of the retail Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	700	79,691
Options expired	—	—
Options closed	(300)	(39,589)
Options exercised	—	—
Outstanding at 3/31/2011	400	$40,102

At March 31, 2011, Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/(Depreciation)
Conocophillips	Call	May 2011	$80	100	$28,700	$(10,698)
Conocophillips	Call	May 2011	85	100	10,200	(3,400)
Meadwestvaco Corp.	Call	June 2011	32.50	100	5,000	2,400
Ruddick Corp.	Call	June 2011	40	100	10,000	(2,100)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(13,798)

The following is a summary of Global Select Markets Fund written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	1,395	161,082
Options expired	(50)	(11,345)
Options closed	(185)	(44,479)
Options exercised	(1,000)	(71,499)
Outstanding at 3/31/2011	160	$33,759

At March 31, 2011, Global Select Markets Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/(Depreciation)
SPDR S&P 500 ETF TRUST	Put	May 2011	$127	160	$24,160	$9,599
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$9,599

The following is a summary of Income Equity Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	3,105	175,187
Options expired	—	—
Options closed	—	—
Options exercised	(15)	(330)
Outstanding at 3/31/2011	3,090	$174,857

At March 31, 2011, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/(Depreciation)
Boeing	Call	May 2011	$80	180	$8,820	$2,880
Bank of Montreal	Call	June 2011	65	300	58,500	(39,301)
Canadian Imperial Bank	Call	June 2011	85	240	93,600	(72,241)
Kimberly Clark	Call	July 2011	67.50	180	16,200	(4,680)
McDonalds	Call	June 2011	80	250	14,000	2,250
Altria	Call	June 2011	25	560	77,280	(64,960)
Repsol	Call	July 2011	35	380	69,350	(21,091)
Spectra Energy	Call	June 2011	28	650	32,500	(13,650)
Waste Management	Call	July 2011	40	350	9,625	5,775
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(205,018)

The following is a summary of New Economy Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	849	$521,395
Options written	10,717	5,310,013
Options expired	(90)	(80,728)
Options closed	(10,619)	(5,297,479)
Options exercised	(29)	(15,173)
Outstanding at 3/31/2011	828	$438,028

At March 31, 2011, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Green Mountain Coffee	Call	June 2011	$65	258	$147,060	$(26,576)
Priceline.com	Call	April 2011	410	12	116,340	(72,697)
Riverbed Technology	Call	June 2011	35	444	226,440	(5,776)
Unit Corp	Call	April 2011	55	114	81,510	(28,273)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(133,322)

The following is a summary of Real Strategies Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	4,000	$837,870
Options written	9,162	1,852,488
Options expired	(3,681)	(436,794)
Options closed	(3,426)	(473,455)
Options exercised	(3,003)	(532,727)
Outstanding at 3/31/2011	3,052	$1,247,382

At March 31, 2011, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Peabody Energy	Call	April 2011	$75	227	$17,820	$14,317
CF Industries	Call	April 2011	120	125	6,000	63,623
Canadian Natural Resources	Put	April 2011	44	300	3,900	38,990
Consul Energy	Call	April 2011	55	200	20,600	15,210
Diamond Offshore	Put	January 2012	74.50	250	199,375	2,140
Dow Chemical	Put	April 2011	36	400	9,600	62,026
Fluor Corp	Put	July 2011	65	200	42,000	54,398
SPDR Gold Trust	Call	January 2012	125	350	121,625	138,071
IPATH S&P 500 VIX Short	Call	April 2011	15	550	9,900	69,579
IPATH S&P 500 VIX	Put	January 2012	60	450	483,750	(125,542)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$332,812

The following is a summary of Situs Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	1,420	725,238
Options expired	—	—
Options closed	—	—
Options exercised	—	—
Outstanding at 3/31/2011	1,420	$725,238

At March 31, 2011, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Eastman Chemical	Call	June 2011	$95	350	$270,200	$(92,753)
Edwards Lifesciences	Call	May 2011	85	250	167,000	(71,941)
Flowserve	Call	July 2011	120	300	396,000	(102,905)
Jacobs Engineering	Call	April 2011	46	520	288,600	(128,963)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(396,562)

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. As of March 31, 2011, the Funds did not have securities on loan.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At March 31, 2011, the Money Market Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 3.37%, 1.91% and 1.29% of net assets, respectively, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Money Market Fund:
ANZ National Int’l Ltd/London, 0.403%, 7/25/11	7/26/10	$15,000,000	$15,000,000	$15,000,000
Fixed Income Securities Fund:
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,244,698
FIA Card Services NA, Series BKNT, 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,232,005
Short/Intermediate Fixed Income Securities Fund:
Broadcom Corp., 2.375%, 11/01/15	11/19/10	1,000,000	993,810	965,983
HSBC Financial Corp., 3.500%, 06/28/15	9/24/10	2,000,000	2,105,880	2,025,970
Metlife, 3.125%, 1/11/16	1/19/11	2,000,000	2,012,330	1,982,642

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/2010 Market Value	Purchases	Sales	03/31/11 Market Value	Income
Dividend Capture Fund	$1,122,914	$16,210,168	$(13,738,097)	$3,594,985	$104
Global Select Markets Fund	716,504	11,803,419	(8,964,705)	3,555,218	47
Growth Fund	6,700,122	36,575,198	(42,593,616)	681,704	75
Income Equity Fund	3,214,284	4,003,951	(5,698,587)	1,519,648	44
International Equity Fund	8,803,071	40,810,131	(32,957,669)	16,655,533	310
Macro 100 Fund	2,108,417	4,002,048	(1,544,464)	4,566,001	81
Mid Corp America Fund	1,913,483	10,048,590	(4,636,738)	7,325,335	114
New Economy Fund	1,609,241	22,042,571	(20,901,990)	2,749,822	89
Real Strategies Fund	101,452	15,049,845	(9,560,259)	5,591,038	128
Rotating Markets Fund	183,730	2,193,539	(1,421,161)	956,108	17
Situs Fund	28	16,553,976	(6,769,554)	9,784,450	157
Technical Opportunities Fund	675,043	1,228,997	(1,485,985)	418,055	15
Fixed Income Securities Fund	1,571,742	20,488,459	(17,652,502)	4,407,699	95
Intermediate Government Income Fund	1,783,867	9,574,016	(7,570,719)	3,787,164	63
Mortgage Securities Fund	2,668,401	8,373,276	(6,216,492)	4,825,185	91
Short/Intermediate Fixed Income Securities Fund	4,188,774	22,121,844	(23,013,811)	3,296,807	111

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/10 Market Value	Purchases	Sales	03/31/11 Market Value	Income
Money Market Fund	$749,149	$1,669,703	$(1,494,214)	$924,638	$22
Dividend Capture Fund	1,165,338	155,343	(9,157)	1,377,784	9,902
Global Select Markets Fund	—	597,090	(17,655)	618,483	—
Growth Fund	2,093,366	306,404	—	2,503,332	—
Income Equity Fund	2,160,184	261,245	(15,209)	2,558,605	17,468
International Equity Fund	3,133,325	271,520	(926,686)	2,551,079	—
Macro 100 Fund	2,181,473	184,161	(216,226)	2,262,823	—
Mid Corp America Fund	1,126,908	139,356	—	1,348,978	—
New Economy Fund	844,626	105,592	—	1,013,853	—
Situs Fund	2,004,678	249,119	(42,226)	2,384,665	—
Fixed Income Securities Fund	4,147,173	479,856	(37,264)	4,567,849	30,906
Intermediate Government Income Fund	1,933,254	229,112	(14,557)	2,133,716	13,352
Mortgage Securities Fund	1,101,642	126,170	(4,347)	1,226,260	9,336
Short/Intermediate Fixed Income Securities Fund	1,926,180	216,940	(4,802)	2,133,396	7,960

Conservative Allocation Fund	12/31/10 Market Value	Purchases	Sales	03/31/11 Market Value	Income
Money Market Fund	$637,641	$782,098	$(950,870)	$468,869	$12
Dividend Capture Fund	231,157	12,536	(270)	256,331	1,864
Global Select Markets Fund	—	109,681	(2,590)	114,311	—
Growth Fund	414,890	29,941	(32)	464,794	—
Income Equity Fund	428,107	23,020	(6,145)	474,553	3,293
International Equity Fund	620,425	41,033	(202,455)	473,177	—
Macro 100 Fund	432,293	25,586	(59,874)	420,143	—
Mid Corp America Fund	223,074	12,349	(390)	250,983	—
New Economy Fund	167,208	9,927	(621)	188,760	—
Situs Fund	397,378	18,326	(5,568)	443,282	—
Fixed Income Securities Fund	5,125,522	269,487	(71,045)	5,294,662	37,134
Intermediate Government Income Fund	2,388,604	124,548	(21,762)	2,472,955	16,000
Mortgage Securities Fund	1,362,587	76,796	(19,257)	1,422,998	11,074
Short/Intermediate Fixed Income Securities Fund	2,379,626	128,030	(28,649)	2,472,579	9,590

Growth Allocation Fund	12/31/10 Market Value	Purchases	Sales	03/31/11 Market Value	Income
Money Market Fund	$576,965	$939,625	$(824,837)	$691,753	$16
Dividend Capture Fund	1,207,081	143,764	(9,204)	1,406,960	10,120
Global Select Markets Fund	—	609,689	(17,968)	630,547	—
Growth Fund	2,169,260	284,382	—	2,555,063	—
Income Equity Fund	2,238,576	238,318	(15,217)	2,612,891	17,853
International Equity Fund	3,250,323	189,910	(907,340)	2,603,097	—
Macro 100 Fund	2,262,629	123,910	(186,806)	2,311,692	—
Mid Corp America Fund	1,166,583	128,948	—	1,377,564	—
New Economy Fund	875,746	96,632	—	1,035,518	—
Situs Fund	2,079,110	223,860	(42,829)	2,432,529	—
Fixed Income Securities Fund	1,482,045	148,202	(12,926)	1,606,978	10,892
Intermediate Government Income Fund	691,331	71,028	(5,035)	751,137	4,710
Mortgage Securities Fund	393,913	38,918	(1,485)	431,635	3,289
Short/Intermediate Fixed Income Securities Fund	688,840	66,743	(1,591)	751,024	2,807

J. Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2011, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balance Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Mutual Funds — 97.5%
438,066	Huntington Fixed Income Securities Fund, Trust Shares	$9,654,969
119,488	Huntington VA Dividend Capture Fund	1,239,087
688,804	Huntington VA Growth Fund	5,620,639
399,331	Huntington VA Income Equity Fund	3,725,760
210,209	Huntington VA International Equity Fund	3,113,194
164,427	Huntington VA Macro 100 Fund	1,547,257
66,372	Huntington VA Mid Corp America Fund	1,251,780
172,641	Huntington VA Mortgage Securities Fund	1,999,178
104,253	Huntington VA New Economy Fund	1,411,580
47,652	Huntington VA Situs Fund	779,104

Total Mutual Funds (Cost $27,380,761)		30,342,548

Cash Equivalents — 2.3%
698,247	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	698,247

Total Cash Equivalents (Cost $698,247)		698,247

Total Investments (Cost $28,079,008) — 99.8%		31,040,795

Other Assets in Excess of Liabilities — 0.2%		72,773

Net Assets — 100.0%		$31,113,568

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.

Huntington VA Dividend Capture Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 73.7%
Consumer Discretionary — 4.5%
8,500	Genuine Parts Co.	$455,940
19,500	Mattel, Inc.	486,135
4,000	Polaris Industries, Inc.	348,080
8,000	Time Warner, Inc.	285,600

		1,575,755

Consumer Staples — 7.6%
6,500	Colgate-Palmolive Co.	524,940
12,500	Ruddick Corp.	482,375
3,500	The Hershey Co.	190,225
17,000	Universal Corp.	740,180
9,000	Walgreen Co.	361,260
7,000	Wal-Mart Stores, Inc.	364,350

		2,663,330

Energy — 13.6%
7,000	Cenovus Energy, Inc.	275,660
7,000	Chevron Texaco Corp.	752,010
8,000	ConocoPhillips	638,880
12,000	Exxon Mobil Corp.	1,009,560
1,000	Occidental Petroleum Corp.	104,490
17,000	Royal Dutch Shell PLC ADR	1,238,620
12,500	Total SA ADR	762,125

		4,781,345

Financials — 15.6%
6,500	ACE Ltd.	420,550
10,750	American Financial Group, Inc.	376,465
10,500	Assurant, Inc.	404,355
6,000	Bank of Montreal	389,880
2,500	Everest Re Group Ltd.	220,450
19,500	Federated Investors, Inc., Class B	521,625
15,500	JPMorgan Chase & Co.	714,550
5,000	M&T Bank Corp.	442,350
12,500	Montpelier Re Holdings Ltd.	220,875
5,500	Prudential Financial, Inc.	338,690
6,750	Royal Bank of Canada	418,297
3,500	The Travelers Cos., Inc.	208,180
8,000	U.S. Bancorp	211,440
17,500	Unitrin, Inc.	540,400
2,000	Wells Fargo & Co.	63,400

		5,491,507

Health Care — 7.1%
13,500	Abbott Laboratories	662,175
12,000	AstraZeneca PLC ADR	553,440
4,000	Baxter International, Inc.	215,080
5,500	Cardinal Health, Inc.	226,215
14,500	Eli Lilly & Co.	509,965
9,500	Merck & Co., Inc.	313,595

		2,480,470

Industrials — 8.5%
5,250	3M Co.	490,875
7,500	Applied Industrial Technologies, Inc.	249,450
17,500	Brady Corp.	624,575
5,500	Lockheed Martin Corp.	442,200
2,500	Ryder System, Inc.	126,500
6,500	Union Pacific Corp.	639,145
11,500	Waste Management, Inc.	429,410

		3,002,155

Information Technology — 3.0%
10,500	Corning, Inc.	216,615
26,000	Intel Corp.	524,420
11,500	Microsoft Corp.	291,640
1,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,780

		1,052,455

Materials — 2.4%
14,000	MeadWestvaco Corp.	424,620
2,000	Sonoco Products Co.	72,460
8,250	Southern Copper Corp.	332,228

		829,308

Real Estate Investment Trusts — 5.2%
9,000	Acadia Realty Trust	170,280
2,500	EastGroup Properties, Inc.	109,925
1,500	Equity Residential	84,615
3,000	HCP, Inc.	113,820
3,000	Home Properties, Inc.	176,850
6,000	Mack-Cali Realty Corp.	203,400
1,750	Mid-America Apartment Communities, Inc.	112,350
2,500	National Health Investors, Inc.	119,800
2,500	PS Business Parks, Inc.	144,850
3,500	Rayonier, Inc.	218,085
1,374	Simon Property Group, Inc.	147,238
3,000	Sovran Self Storage, Inc.	118,650
1,000	Ventas, Inc.	54,300
2,500	Weingarten Realty Investors	62,650

		1,836,813

Telecommunication Services — 1.9%
9,000	AT&T, Inc.	275,400
13,500	Vodafone Group PLC ADR	388,125

		663,525

Utilities — 4.3%
10,250	Entergy Corp.	688,902
9,500	Exelon Corp.	391,780
10,000	Pinnacle West Capital Corp.	427,900

		1,508,582

Total Common Stocks (Cost $22,959,699)		25,885,245

Preferred Stocks — 21.7%
Consumer Discretionary — 0.7%
1,000	Comcast Corp., 7.000%	25,740
9,000	Viacom, Inc., 6.850%	233,910

		259,650

Energy — 0.6%
7,050	NextEra Energy Capital Holdings, Inc., 8.750%	201,842

Financials — 16.1%
15,000	Allianz SE, 8.375%	400,782
8,500	Ameriprise Financial, Inc., 7.750%	235,875
8,000	Barclays Bank PLC, 6.625%	192,800
16,000	BB&T Capital Trust V, 8.950% (a)	432,160
14,000	Credit Suisse Guernsey, 7.900%	376,880
7,000	Goldman Sachs Group, Inc., 6.200%	174,370
3,500	HSBC Holdings PLC, 6.200%	84,525
15,000	JPMorgan Chase Capital XXVI, 8.000% (a)	394,350
5,000	KeyCorp Capital VIII, 7.000%	127,500
1,000	M&T Capital Trust IV, 8.500%	26,750
7,000	Merrill Lynch & Co. Capital Trust V, 7.280%	174,160

Shares		Value
1,000	MetLife, Inc., 6.500%	24,860
16,000	Morgan Stanley Capital Trust, 6.600%	388,480
21,000	National City Capital Trust II, 6.625%	531,510
8,000	PartnerRe Ltd, 6.500%	191,440
7,865	PLC Capital Trust IV, 7.250%	196,153
24,000	Prudential Financial, Inc., 9.000%	660,240
5,000	Prudential PLC, 6.500%	124,650
5,000	Renaissancere Holdings Ltd, 6.080%	114,750
12,000	SunTrust Capital IX, 7.875%	312,600
1,000	USB Capital XI, 6.600%	25,540
16,000	Wachovia Capital Trust X, 7.850%	416,640
2,000	Wells Fargo Capital IV, 7.000%	50,500

		5,657,515

Real Estate Investment Trusts — 2.0%
8,000	Kimco Realty Corp., 7.750%	206,880
2,000	Public Storage, Inc., 6.450%	49,400
16,000	Vornado Realty LP, 7.875%	433,440

		689,720

Telecommunication Services — 1.1%
5,117	AT&T, Inc., 6.375%	136,419
10,731	Telephone & Data Systems, Inc., 7.600%	269,670

		406,089

Utilities — 1.2%
11,000	Dominion Resources, Inc., Class A, 8.375%	312,290
4,000	Xcel Energy, Inc., 7.600%	111,480

		423,770

Total Preferred Stocks (Cost $6,757,166)		7,638,586

Mutual Funds — 2.3%
Exchange Traded Funds — 2.3%
4,000	iShares S&P 500 Value Index Fund	253,240
21,000	The Technology Select Sector SPDR Fund	547,470

		800,710

Total Mutual Funds (Cost $636,073)		800,710

Cash Equivalents — 2.3%
800,715	Huntington Money Market Fund, Interfund Shares, 0.010%, (b) (c)	800,715

Total Cash Equivalents (Cost $800,715)		800,715

Total Investments (Cost $31,153,653) — 100.0%		35,125,256

Liabilities in Excess of Other Assets — (0.0)%		(11,421)

Net Assets — 100.0%		$35,113,835

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Liability Co

Huntington VA Growth Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 98.9%
Consumer Discretionary — 9.0%
1,020	Amazon.com Inc. *	$183,733
4,460	DIRECTV, Series A, Class A *	208,728
7,820	Home Depot, Inc.	289,809
2,650	Lululemon Athletica, Inc. *	235,983
2,530	McDonald’s Corp.	192,508
1,680	Netflix, Inc. *	398,714
420	priceline.com Inc. *	212,705

		1,722,180

Consumer Staples — 8.9%
12,180	Altria Group, Inc.	317,045
7,320	McCormick & Co., Inc.	350,116
2,940	PepsiCo, Inc.	189,365
4,850	Philip Morris International, Inc.	318,306
3,090	Procter & Gamble Co.	190,344
5,130	The Coca-Cola Co.	340,376

		1,705,552

Energy — 12.6%
5,770	Anadarko Petroleum Corp.	472,678
2,960	Carbo Ceramics, Inc.	417,715
3,100	Chevron Texaco Corp.	333,033
6,620	Enterprise Products Partners LP	285,057
4,340	Peabody Energy Corp.	312,306
6,510	Schlumberger Ltd.	607,123

		2,427,912

Financials — 2.0%
4,160	American Express Co.	188,032
4,220	JPMorgan Chase & Co.	194,542

		382,574

Health Care — 7.9%
4,140	Edwards LifeSciences Corp. *	360,180
3,132	Novo-Nordisk A/S ADR	392,220
5,110	Stryker Corp.	310,688
6,730	Varian Medical Systems, Inc. *	455,217

		1,518,305

Industrials — 14.7%
5,440	Caterpillar, Inc.	605,744
5,900	CSX Corp.	463,740
5,990	Deere & Co.	580,371
5,920	Joy Global, Inc.	584,955
2,090	Parker Hannifin Corp.	197,881
3,990	Union Pacific Corp.	392,337

		2,825,028

Information Technology — 33.0%
2,750	Apple, Inc. *	958,237
13,850	ARM Holdings PLC ADR	390,155
11,440	Aruba Networks Inc. *	387,130
6,470	Baidu, Inc. SP ADR *	891,631
16,710	Cirrus Logic Inc. *	351,411
23,810	EMC Corp. *	632,156
3,160	F5 Networks, Inc. *	324,121
15,023	JDS Uniphase Corp *	313,079
12,780	Oracle Corp.	426,469
6,820	QUALCOMM Inc	373,941
11,840	Rackspace Hosting, Inc. *	507,344
2,680	Salesforce.com, Inc. *	357,994
9,500	SanDisk Corp *	437,855

		6,351,523

Materials — 7.0%
2,850	Allegheny Technologies, Inc.	193,002
5,350	Du Pont (E.I.) de Nemours & Co.	294,090
1,760	Freeport-McMoran Copper & Gold, Inc., Series B, Class B	97,768
5,010	Potash Corp. of Saskatchewan, Inc.	295,239
2,810	Rio Tinto PLC ADR	199,847
3,360	The Mosaic Co.	264,600

		1,344,546

Real Estate Investment Trusts — 1.8%
3,410	Health Care, Inc.	178,820
2,750	Mid-America Apartment Communities, Inc.	176,550

		355,370

Telecommunication Services — 1.5%
12,660	Frontier Communications Corp.	104,065
14,330	Windstream Corp.	184,427

		288,492

Utilities — 0.5%
2,410	AGL Resources, Inc.	96,014

Total Common Stocks (Cost $16,570,581)		19,017,496

Cash Equivalents — 0.6%
106,985	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	106,985

Total Cash Equivalents (Cost $106,985)		106,985

Total Investments (Cost $16,677,566) — 99.5%		19,124,481

Other Assets in Excess of Liabilities — 0.5%		96,420

Net Assets — 100.0%		$19,220,901

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington VA Income Equity Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 99.4%
Consumer Discretionary — 6.4%
29,800	H & R Block, Inc.	$498,852
6,300	McDonald’s Corp. (a)	479,367
6,700	Time Warner, Inc.	477,978

		1,456,197

Consumer Staples — 10.8%
14,600	Altria Group, Inc. (a)	380,038
8,700	Archer-Daniels-Midland Co.	313,287
7,600	HJ Heinz Co.	371,032
4,500	Kimberly-Clark Corp. (a)	293,715
6,800	Philip Morris International, Inc.	446,284
4,200	The Coca-Cola Co.	278,670
7,300	Wal-Mart Stores, Inc.	379,965

		2,462,991

Energy — 19.4%
4,500	Chevron Texaco Corp.	483,435
6,100	ConocoPhillips	487,146
14,300	Enerplus Corp	452,738
8,200	Eni S.p.A. ADR	402,866
5,000	Exxon Mobil Corp.	420,650
2,400	PetroChina Co. Ltd. ADR	365,400
9,800	Repsol YPF SA ADR (a)	337,610
4,600	Royal Dutch Shell PLC ADR	335,156
16,100	Spectra Energy Corp. (a)	437,598
6,600	Total SA ADR	402,402
6,200	YPF SA ADR	276,148

		4,401,149

Financials — 13.3%
7,400	American Express Co.	334,480
7,500	Bank of Montreal (a)	487,350
6,100	Canadian Imperial Bank of Commerce (a)	526,857
4,600	M&T Bank Corp.	406,962
14,100	Marsh & McLennan Cos Inc.	420,321
12,200	Sun Life Financial Inc.	383,446
8,000	The Travelers Cos., Inc.	475,840

		3,035,256

Health Care — 10.2%
9,400	Abbott Laboratories	461,070
9,100	AstraZeneca PLC ADR	419,692
12,800	Eli Lilly & Co.	450,176
22,800	Pfizer, Inc.	463,068
14,600	Sanofi-Aventis ADR	514,212

		2,308,218

Industrials — 12.2%
3,800	Caterpillar, Inc.	423,130
6,500	Eaton Corp.	360,360
5,000	Lockheed Martin Corp.	402,000
26,200	R.R. Donnelley & Sons Co.	495,704
5,200	The Boeing Co. (a)	384,436
5,300	United Parcel Service, Inc., Class B	393,896
8,600	Waste Management, Inc. (a)	321,124

		2,780,650

Information Technology — 6.4%
17,400	Intel Corp.	350,958
2,200	International Business Machines Corp.	358,754
17,400	Microsoft Corp.	441,264
36,200	Nokia OYJ ADR	308,062

		1,459,038

Materials — 3.3%
6,500	Du Pont (E.I.) de Nemours & Co.	357,305
4,000	PPG Industries, Inc.	380,840

		738,145

Real Estate Investment Trusts — 8.6%
13,900	HCP, Inc.	527,366
10,100	Health Care REIT, Inc.	529,644
14,800	Mack-Cali Realty Corp.	501,720
3,800	Simon Property Group, Inc.	407,208

		1,965,938

Telecommunication Services — 2.6%
8,100	AT&T, Inc.	247,860
27,400	Windstream Corp.	352,638

		600,498

Utilities — 6.2%
9,300	Ameren Corp.	261,051
6,500	DTE Energy Co.	318,240
5,500	Integrys Energy Group, Inc.	277,805
14,200	Pepco Holdings Inc	264,830
6,300	Progress Energy, Inc.	290,682

		1,412,608

Total Common Stocks (Cost $19,715,147)		22,620,688

Cash Equivalents — 0.8%
170,249	Huntington Money Market Fund, Interfund Shares, 0.010%, (b) (c)	170,249

Total Cash Equivalents (Cost $170,249)		170,249

Total Investments (Cost $19,885,396) — 100.2%		22,790,937

Liabilities in Excess of Other Assets — (0.2)%		(36,706)

Net Assets — 100.0%		$22,754,231

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington VA International Equity

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 90.0%
Australia — 3.4%
Consumer Staples — 1.1%
45,000	Foster’s Group Ltd.	$266,253

Materials — 2.3%
12,000	BHP Billiton Ltd.	577,936

		844,189

Canada — 4.0%
Energy — 2.2%
8,970	Cenovus Energy, Inc.	353,239
5,870	EnCana Corp.	202,691

		555,930

Telecommunication Services — 1.8%
12,000	BCE, Inc.	436,080

		992,010

France — 7.7%
Energy — 1.8%
7,200	Total SA ADR	438,984

Financials — 3.4%
18,809	AXA SA ADR	393,860
6,147	BNP Paribas	449,645

		843,505

Health Care — 1.4%
5,000	Sanofi-Aventis	350,613

Utilities — 1.1%
4,823	GDF Suez ADR	197,743
1,600	GDF Suez	65,197

		262,940

		1,896,042

Germany — 10.4%
Consumer Staples — 1.6%
6,400	Henkel AG & Co. KGaA	397,216

Financials — 1.5%
25,000	Commerzbank AG *	195,202
3,200	Deutsche Bank AG	189,038

		384,240

Industrials — 4.0%
14,600	GEA Group AG	480,390
3,636	Siemens AG ADR	499,368

		979,758

Materials — 2.3%
7,500	K+S AG	568,705

Utilities — 1.0%
8,000	E.ON AG ADR *	245,440

		2,575,359

Hong Kong — 3.9%
Consumer Discretionary — 1.6%
31,000	Li & Fung Ltd.	158,816
65,000	MTR Corp. Ltd.	240,663

		399,479

Financials — 2.3%
9,600	Hong Kong Exchanges and Clearing Ltd.	208,575
50,800	The Wharf (Holdings) Ltd.	350,379

		558,954

		958,433

Israel — 0.9%
Health Care — 0.9%
4,400	Teva Pharmaceutical Industries Ltd., ADR	220,748

Italy — 2.3%
Energy — 1.6%
7,300	Saipem SpA	388,099

Financials — 0.7%
75,000	UniCredit SpA	185,387

		573,486

Japan — 16.5%
Consumer Discretionary — 2.9%
9,010	Honda Motor Co. Ltd. ADR	337,965
10,390	Panasonic Corp. ADR	130,810
7,600	Sony Corp. ADR	241,908

		710,683

Consumer Staples — 0.9%
6,000	Unicharm Corp.	218,188

Financials — 0.8%
49	Japan Prime Realty Investment Corp.	132,300
6	Japan Real Estate Investment Corp.	56,765

		189,065

Industrials — 5.7%
3,900	FANUC Ltd.	590,263
15,000	KOMATSU Ltd.	509,407
6,500	Makita Corp.	302,398

		1,402,068

Information Technology — 4.9%
10,051	Canon, Inc. ADR	435,711
1,700	KEYENCE Corp.	435,091
4,800	Murata Manufacturing Co Ltd.	345,639

		1,216,441

Materials — 1.3%
26,000	Kuraray Co Ltd.	335,060

		4,071,505

Mexico — 1.5%
Telecommunication Services — 1.5%
6,200	America Movil SA de CV., Series L ADR	360,220

Netherlands — 3.1%
Energy — 1.7%
11,600	Royal Dutch Shell PLC, Class A	421,311

Industrials — 1.4%
11,025	Koninklijke (Royal) Philips Electronics NV NYS	354,674

		775,985

Republic Of South Korea — 0.5%
Materials — 0.5%
1,000	POSCO ADR	114,290

Singapore — 4.5%
Financials — 1.5%
31,000	DBS Group Holdings Ltd.	360,048
10,200	K-Green Trust	8,335

		368,383

Industrials — 1.8%
46,000	Keppel Corp Ltd.	448,870

Shares		Value
Telecommunication Services — 1.2%
12,005	Singapore Telecommunications ADR	289,441

		1,106,694

Spain — 1.8%
Financials — 1.8%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	260,496
16,000	Banco Santander SA ADR	187,520

		448,016

Sweden — 5.7%
Consumer Discretionary — 1.7%
12,800	Hennes & Mauritz AB	425,092

Industrials — 2.8%
39,000	Volvo AB	685,913
Materials — 1.2%
18,900	Svenska Cellulosa AB (SCA)	304,254

		1,415,259

Switzerland — 5.7%
Financials — 2.1%
8,100	ACE Ltd.	524,070

Health Care — 1.8%
8,290	Novartis AG ADR	450,562

Materials — 1.8%
6,730	Syngenta AG ADR	438,594

		1,413,226

Taiwan — 1.6%
Information Technology — 1.6%
31,877	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	388,262

United Kingdom — 15.0%
Consumer Discretionary — 1.8%
24,750	Pearson PLC ADR	440,550

Consumer Staples — 1.9%
3,600	Reckitt Benckiser Group PLC	184,923
6,874	Tesco PLC ADR	127,169
25,000	TESCO PLC	152,803

		464,895

Energy — 3.2%
3,750	BG Group PLC ADR	468,375
16,100	Scottish & Southern Energy PLC	325,693

		794,068

Financials — 3.3%
103,000	Barclays PLC	458,613
14,175	Standard Chartered PLC	367,706

		826,319

Health Care — 1.5%
9,645	GlaxoSmithKline PLC ADR	370,464

Industrials — 1.4%
34,700	Rolls-Royce Group PLC *	344,579

Telecommunication Services — 1.5%
133,000	Vodafone Group PLC	376,586

Utilities — 0.4%
4,525	Scottish & Southern Energy PLC ADR	92,627

		3,710,088

United States — 1.5%
Energy — 1.5%
4,080	Schlumberger Ltd.	380,501

Total Common Stocks (Cost $19,138,971)		22,244,313

Mutual Funds — 4.1%
Exchange Traded Fund — 3.2%
15,000	iShares MSCI Malaysia Index Fund	221,550
4,800	iShares MSCI South Korea Index Fund	308,880
13,100	iShares MSCI Taiwan Index Fund	194,797
5,000	ProShares UltraShort Yen *	81,350

		806,577

Closed-End Fund — 0.9%
8,966	Morgan Stanley India Investment Fund, Inc. *	215,901

Total Mutual Funds (Cost $762,508)		1,022,478

Cash Equivalents — 6.1%
1,492,752	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	1,492,752

Total Cash Equivalents (Cost $1,492,752)		1,492,752

Total Investments (Cost $21,394,231) — 100.2%		24,759,543

Liabilities in Excess of Other Assets — (0.2)%		(43,639)

Net Assets — 100.0%		$24,715,904

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

NYS – New York Shares

PLC – Public Liability Co.

Huntington VA Macro 100 Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 92.9%
Consumer Discretionary — 9.8%
300	AutoZone, Inc. *	$82,068
2,100	Johnson Controls, Inc.	87,297
625	McDonald’s Corp.	47,556
3,700	Newell Rubbermaid, Inc.	70,781
1,300	Omnicom Group, Inc.	63,778
450	Polo Ralph Lauren Corp.	55,643
900	Scripps Networks Interactive Inc.	45,081
500	Starwood Hotels & Resorts Worldwide, Inc.	29,060
1,000	Target Corp.	50,010
1,000	The TJX Cos., Inc.	49,730
750	The Walt Disney Co.	32,318
650	V.F. Corp.	64,044

		677,366

Consumer Staples — 8.5%
2,100	Avon Products, Inc.	56,784
1,000	Colgate-Palmolive Co.	80,760
1,700	Constellation Brands, Inc. *	34,476
1,500	Kellogg Co.	80,970
1,350	Kraft Foods, Inc.	42,336
1,100	McCormick & Co., Inc.	52,613
800	PepsiCo, Inc.	51,528
1,400	Procter & Gamble Co.	86,240
800	The Clorox Co.	56,056
900	Wal-Mart Stores, Inc.	46,845

		588,608

Energy — 10.2%
900	Apache Corp.	117,828
600	Baker Hughes, Inc.	44,058
500	ConocoPhillips	39,930
800	Denbury Resources, Inc. *	19,520
1,100	Devon Energy Corp.	100,947
350	EOG Resources, Inc.	41,479
1,343	Exxon Mobil Corp.	112,987
800	Marathon Oil Corp.	42,648
750	Occidental Petroleum Corp.	78,367
900	Peabody Energy Corp.	64,764
900	Rowan Cos., Inc. *	39,762

		702,290

Financials — 10.3%
600	Aflac, Inc.	31,668
3,000	Bank of America Corp.	39,990
3,700	Discover Financial Services	89,244
2,900	JPMorgan Chase & Co.	133,690
1,300	Lincoln National Corp.	39,052
5,000	Regions Financial Corp.	36,300
500	State Street Corp.	22,470
2,100	The Allstate Corp.	66,738
700	Torchmark Corp.	46,536
3,000	U.S. Bancorp	79,290
4,054	Wells Fargo & Co.	128,512

		713,490

Health Care — 10.5%
1,000	Becton, Dickinson & Co.	79,620
500	C.R. Bard, Inc.	49,655
700	Genzyme Corp. *	53,305
1,400	Johnson & Johnson	82,950
1,100	McKesson Corp.	86,955
1,850	Medtronic, Inc.	72,797
4,200	Mylan Laboratories, Inc. *	95,214
1,300	Patterson Cos., Inc.	41,847
900	Stryker Corp.	54,720
1,000	Thermo Fisher Scientific, Inc. *	55,550
900	Zimmer Holdings, Inc. *	54,477

		727,090

Industrials — 12.6%
600	Cummins, Inc.	65,772
500	Flowserve Corp.	64,400
1,100	General Dynamics Corp.	84,216
1,400	Illinois Tool Works, Inc.	75,208
600	Jacobs Engineering Group, Inc. *	30,858
1,000	Pall Corp.	57,610
400	Stericycle, Inc. *	35,468
1,200	Textron Inc	32,868
750	Tyco International Ltd	33,578
1,400	Union Pacific Corp.	137,662
1,250	United Parcel Service, Inc., Class B	92,900
1,300	United Technologies Corp.	110,045
375	W.W. Grainger, Inc.	51,630

		872,215

Information Technology — 18.1%
1,300	Akamai Technologies, Inc. *	49,400
300	Apple, Inc. *	104,535
1,200	BMC Software, Inc. *	59,688
4,200	Cisco Systems, Inc.	72,030
1,500	Cognizant Technology Solutions Corp., Class A *	122,100
2,400	EMC Corp. *	63,720
1,500	Fiserv, Inc. *	94,080
150	Google, Inc., Class A *	87,931
400	International Business Machines Corp.	65,228
1,700	Intuit, Inc. *	90,270
13,000	Jabil Circuit, Inc.	265,590
2,025	Microsoft Corp.	51,354
1,300	VeriSign, Inc. *	47,073
7,848	Xerox Corp.	83,581

		1,256,580

Materials — 3.3%
3,600	Ball Corp.	129,060
325	Cliffs Natural Resources, Inc.	31,941
500	The Dow Chemical Co.	18,875
2,500	Titanium Metals Corp. *	46,450

		226,326

Real Estate Investment Trusts — 1.6%
1,400	HCP, Inc.	53,116
3,300	Host Hotels & Resorts, Inc.	58,113

		111,229

Telecommunication Services — 3.6%
1,450	AT&T, Inc.	44,370
1,700	CenturyLink, Inc.	70,635
3,450	Verizon Communications, Inc.	132,963

		247,968

Utilities — 4.4%
1,300	Consolidated Edison, Inc.	65,936
1,000	Dominion Resources, Inc., Class A	44,700

Shares		Value
600	Entergy Corp.	40,326
700	Integrys Energy Group, Inc.	35,357
1,100	Pinnacle West Capital Corp.	47,069
1,200	Progress Energy, Inc.	55,368
600	Wisconsin Energy Corp.	18,300

		307,056

Total Common Stocks (Cost $5,425,196)		6,430,218

Cash Equivalents — 7.0%
485,691	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	485,691

Total Cash Equivalents (Cost $485,691)		485,691

Total Investments (Cost $5,910,887) — 99.9%		6,915,909

Other Assets in Excess of Liabilities — 0.1%		6,402

Net Assets — 100.0%		$6,922,311

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington VA Mid Corp America Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 97.0%
Consumer Discretionary — 11.6%
910	Advance Auto Parts, Inc.	$59,714
2,100	Best Buy Co., Inc.	60,312
3,320	Bob Evans Farms, Inc.	108,232
4,200	BorgWarner, Inc. *	334,698
2,200	Coinstar, Inc. *	101,024
2,700	Guess?, Inc.	106,245
1,632	ITT Educational Services, Inc. *	117,749
2,700	Kohl’s Corp.	143,208
2,500	Mohawk Industries, Inc. *	152,875
5,158	Nordstrom, Inc.	231,491
3,220	PetSmart, Inc.	131,859
850	Polo Ralph Lauren Corp.	105,103
2,040	Ross Stores, Inc.	145,085
4,782	Royal Caribbean Cruises Ltd *	197,305
2,093	Stanley Black & Decker, Inc.	160,324
2,020	V.F. Corp.	199,031
530	Whirlpool Corp.	45,241
1,000	Wolverine World Wide, Inc.	37,280

		2,436,776

Consumer Staples — 5.0%
4,330	Church & Dwight Co., Inc.	343,542
3,370	Constellation Brands, Inc. *	68,344
2,220	Corn Products International, Inc.	115,040
3,700	Dr. Pepper Snapple Group, Inc.	137,492
2,711	Ralcorp Holding, Inc. *	185,514
2,790	Ruddick Corp.	107,666
2,660	The Fresh Market, Inc. *	100,388

		1,057,986

Energy — 6.7%
6,058	Chesapeake Energy Corp.	203,064
2,710	Forest Oil Corp. *	102,519
2,680	Helmerich & Payne, Inc.	184,089
2,200	Murphy Oil Corp.	161,524
4,124	Noble Energy, Inc.	398,585
1,790	Oceaneering International, Inc. *	160,116
1,493	Unit Corp. *	92,491
4,838	Weatherford International Ltd *	109,339

		1,411,727

Financials — 9.6%
1,300	Allied World Assurance Co Holdings Ltd	81,497
5,000	Cincinnati Financial Corp.	164,000
3,459	City National Corp.	197,336
580	Everest Re Group Ltd	51,144
4,610	First American Financial Corp.	76,065
8,100	First Niagara Financial Group, Inc.	109,998
2,500	Hanover Insurance Group, Inc.	113,125
1,210	HCC Insurance Holdings, Inc.	37,885
2,800	Invesco Ltd	71,568
1,300	Jones Lang LaSalle, Inc.	129,662
2,567	Legg Mason, Inc.	92,643
5,840	Principal Financial Group	187,523
2,830	Prosperity Bancshares, Inc.	121,039
2,900	T. Rowe Price Group, Inc.	192,618
3,907	Torchmark Corp.	259,737
3,510	Trustmark Corp.	82,204
2,100	Unum Group	55,125

		2,023,169

Health Care — 11.8%
7,700	AmerisourceBergen Corp.	304,612
1,580	Biogen Idec, Inc. *	115,956
2,400	Coventry Health Care, Inc. *	76,536
6,656	Life Technologies Corp. *	348,908
5,749	Lincare Holdings, Inc.	170,515
4,280	Owens & Minor, Inc.	139,014
4,900	PDL BioPharma, Inc.	28,420
2,100	Quest Diagnostics, Inc.	121,212
4,240	St Jude Medical, Inc.	217,343
2,821	Teleflex, Inc.	163,562
9,113	Thermo Fisher Scientific, Inc. *	506,227
5,020	Watson Pharmaceutical, Inc. *	281,170

		2,473,475

Industrials — 17.6%
1,275	Alliant Techsystems, Inc.	90,104
3,900	CNH Global NV NYS *	189,345
6,112	Cooper Industries PLC	396,669
1,900	Cummins, Inc.	208,278
2,100	Elbit Systems Ltd.	115,857
3,000	EMCOR Group, Inc. *	92,910
450	Flowserve Corp.	57,960
3,700	General Cable Corp. *	160,210
6,900	John Bean Technologies Corp.	132,687
6,938	Kennametal, Inc.	270,582
5,259	L-3 Communications Holdings, Inc.	411,832
2,000	Ladish Co., Inc. *	109,300
3,379	Pall Corp.	194,664
3,034	Parker Hannifin Corp.	287,259
1,400	Precision Castparts Corp.	206,052
2,600	Quanex Building Products Corp.	51,038
900	R.R. Donnelley & Sons Co.	17,028
400	Rockwell International Corp.	37,860
2,700	Ryder System, Inc.	136,620
3,900	Thomas & Betts Corp. *	231,933
1,300	UniFirst Corp.	68,913
3,390	Watsco, Inc.	236,317

		3,703,418

Information Technology — 18.5%
30,108	Activision Blizzard, Inc.	330,285
1,400	Amdocs Ltd *	40,390
15,260	Amkor Technology Inc *	102,852
6,942	Aviat Networks, Inc. *	35,890
2,895	Benchmark Electronics, Inc. *	54,918
2,430	BMC Software, Inc. *	120,868
3,100	Broadcom Corp., Class A *	122,078
4,370	Broadridge Financial Solutions, Inc.	99,155
4,700	Citrix Systems, Inc. *	345,262
4,610	CoreLogic, Inc. *	85,285
6,900	CTS Corp.	74,520
1,000	Cymer, Inc. *	56,580
4,205	Fidelity National Information Services, Inc.	137,462
1,800	Fiserv, Inc. *	112,896
3,632	FLIR Systems, Inc.	125,704
5,210	Forrester Research, Inc.	199,491
4,300	Harris Corp.	213,280
3,700	JDA Software Group, Inc. *	111,962

Shares		Value
4,750	Molex, Inc.	119,320
2,000	Multi-Fineline Electronix, Inc. *	56,440
3,948	NCR Corp. *	74,380
6,400	NVIDIA Corp. *	118,144
14,520	ON Semiconductor Corp. *	143,312
3,360	Progress Software Corp. *	97,742
4,100	Synopsys, Inc. *	113,365
2,700	Syntel, Inc.	141,021
6,468	Teradata Corp. *	327,928
3,762	Varian Semiconductor Equipment Associates, Inc. *	183,097
7,650	Vishay Intertechnology, Inc. *	135,711

		3,879,338

Materials — 6.5%
2,200	Albemarle Corp.	131,494
2,300	AptarGroup, Inc.	115,299
1,600	Ball Corp.	57,360
2,360	Cia de Minas Buenaventura S.A. ADR	101,409
3,800	Cytec Industries, Inc.	206,606
3,500	FMC Corp.	297,255
1,800	Innophos Holdings, Inc.	82,998
400	Minerals Technologies, Inc.	27,408
1,550	PPG Industries, Inc.	147,576
800	Schnitzer Steel Industries, Inc.	52,008
1,300	Silver Wheaton Corp.	56,368
2,700	Sonoco Products Co.	97,821

		1,373,602

Real Estate Investment Trusts — 5.1%
1,960	Alexandria Real Estate Equities, Inc.	152,821
1,200	Federal Realty Investment Trust	97,872
1,600	Home Properties, Inc.	94,320
3,631	Host Hotels & Resorts, Inc.	63,942
1,600	Liberty Property Trust	52,640
2,920	Mack-Cali Realty Corp.	98,988
1,700	Mid-America Apartment Communities, Inc.	109,140
2,140	PS Business Parks, Inc.	123,992
2,000	Rayonier, Inc.	124,620
2,340	Sovran Self Storage, Inc.	92,547
1,290	Ventas, Inc.	70,047

		1,080,929

Telecommunication Services — 0.6%
1,517	CenturyLink, Inc.	63,031
1,200	TELUS Corp.	58,188

		121,219

Utilities — 4.0%
1,500	AGL Resources, Inc.	59,760
2,510	CMS Energy Corp.	49,296
940	DTE Energy Co.	46,022
7,881	MDU Resources Group, Inc.	181,027
1,800	National Fuel Gas Co.	133,200
1,800	New Jersey Resources Corp.	77,310
4,600	Portland General Electric Co.	109,342
8,128	Questar Corp.	141,834
1,670	Xcel Energy, Inc.	39,896

		837,687

Total Common Stocks (Cost $11,749,658)		20,399,326

Cash Equivalents — 2.3%
473,794	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	473,794

Total Cash Equivalents (Cost $473,794)		473,794

Total Investments (Cost $12,223,452) — 99.3%		20,873,120

Other Assets in Excess of Liabilities — 0.7%		146,914

Net Assets — 100.0%		$21,020,034

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

NYS – New York Shares.

PLC – Public Liability Co.

Huntington VA New Economy Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 97.9%
Consumer Discretionary — 15.8%
10,000	Body Central Corp. *	$232,300
3,700	Fossil, Inc. *	346,505
3,200	Iconix Brand Group, Inc. *	68,736
3,800	Las Vegas Sands Corp. *	160,436
6,200	Limited Brands, Inc.	203,856
7,500	Lowe’s Companies, Inc.	198,225
300	priceline.com Inc. (a) *	151,932
1,500	Strayer Education, Inc.	195,735
5,400	Tractor Supply Co	323,244
42,400	Wendy’s/Arby’s Group, Inc.	213,272

		2,094,241

Consumer Staples — 5.2%
2,100	Energizer Holdings, Inc *	149,436
5,800	Green Mountain Coffee Roasters, Inc. (a) *	374,738
2,600	Hansen Natural Corp. *	156,598

		680,772

Energy — 13.2%
6,300	Alpha Natural Resources, Inc. *	374,031
3,100	Consol Energy, Inc.	166,253
4,700	EnCana Corp.	162,291
7,400	Golar LNG Ltd	189,292
6,900	Patriot Coal Corp. *	178,227
3,800	Superior Energy Services, Inc. *	155,800
8,900	Tesoro Corp. *	238,787
11,000	Tsakos Energy Navigation Ltd.	120,780
2,600	Unit Corp. (a) *	161,070

		1,746,531

Financials — 5.1%
3,600	MetLife, Inc.	161,028
7,100	Montpelier Re Holdings Ltd	125,457
6,000	MSCI Inc, Series A, Class A *	220,920
5,300	The Allstate Corp.	168,434

		675,839

Health Care — 10.6%
2,580	Abbott Laboratories	126,549
11,000	Accuray, Inc. *	99,330
5,900	Brookdale Senior Living, Inc. *	165,200
3,800	Gilead Sciences, Inc *	161,272
2,700	HeartWare International, Inc *	230,931
3,700	Integra LifeSciences Holdings Corp.*	175,454
6,200	Kindred Healthcare, Inc. *	148,056
2,200	Life Technologies Corp. *	115,324
2,300	Perrigo Co.	182,896

		1,405,012

Industrials — 10.7%
2,300	AGCO Corp. *	126,431
2,000	Flowserve Corp.	257,600
3,500	Lindsay Corp.	276,570
800	SPX Corp.	63,512
8,000	The Manitowoc Company, Inc.	175,040
2,300	Valmont Industries, Inc.	240,051
12,500	Westport Innovations, Inc. *	274,750

		1,413,954

Information Technology — 28.1%
5,300	Acme Packet Inc *	376,088
4,300	Akamai Technologies, Inc. *	163,400
8,000	Allot Communications Ltd *	125,280
1,600	F5 Networks, Inc. *	164,112
18,900	GT Solar International, Inc *	201,474
17,300	MEMC Electronic Materials, Inc. *	224,208
9,500	Netlogic Microsystems Inc *	399,190
8,900	NVIDIA Corp. *	164,294
3,400	OmniVision Technologies Inc *	120,802
6,000	Rackspace Hosting, Inc. *	257,100
7,400	RealD, Inc. *	202,464
10,000	Riverbed Technology, Inc. (a) *	376,500
3,200	SanDisk Corp. *	147,488
7,330	Skyworks Solutions, Inc. *	237,638
11,300	Ultratech, Inc. *	332,220
4,700	Varian Semiconductor Equipment Associates, Inc. *	228,749

		3,721,007

Materials — 6.7%
1,700	CF Industries Holdings, Inc.	232,543
2,900	Freeport-McMoran Copper & Gold, Inc., Class B	161,095
12,000	General Moly, Inc *	64,560
4,000	LSB Industries, Inc. *	158,560
2,000	Molycorp, Inc. *	120,040
2,400	Potash Corporation of Saskatchewan, Inc.	141,432

		878,230

Real Estate Investment Trusts — 1.1%
2,700	Ventas, Inc.	146,610

Utilities — 1.4%
2,300	Alliant Energy Corp.	89,539
1,200	National Fuel Gas Co.	88,800

		178,339

Total Common Stocks (Cost $11,257,394)		12,940,535

Options Purchased — 0.7%
450	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $31.00 Expiring April 2011	39,150
450	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $36.00 Expiring May 2011	55,350

Total Options Purchased (Cost $263,299)		94,500

Cash Equivalents — 4.0%
532,142	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	532,142

Total Cash Equivalents (Cost $532,142)		532,142

Total Investments (Cost $12,052,835) — 102.6%		13,567,177

Liabilities in Excess of Other Assets — (2.6)%		(341,619)

Net Assets — 100.0%		$13,225,558

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

Huntington VA Real Strategies Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares or Principal Amount		Value
Common Stocks — 80.9%
Energy — 36.6%
500	Alpha Natural Resources, Inc *	$29,685
1,300	Arch Coal, Inc.	46,852
800	Canadian Natural Resources Ltd.	39,544
2,300	Canadian Oil Sands Ltd.	77,349
1,200	Chesapeake Energy Corp.	40,224
900	Consol Energy, Inc. (a)	48,267
1,940	El Paso Corp.	34,920
800	EnCana Corp.	27,624
670	Enterprise Products Partners LP	28,850
600	Frontier Oil Corp.	17,592
1,300	Hugoton Royalty Trust	30,914
1,100	Linn Energy LLC	42,823
600	National Oilwell Varco, Inc.	47,562
1,975	Natural Resource Partners LP	69,263
700	Noble Corp	31,934
1,200	Peabody Energy Corp. (a)	86,352
1,900	Penn Virginia Resource Partners LP	52,630
2,300	Petrohawk Energy Corp. *	56,442
1,600	Petroleo Brasileiro S.A. ADR	64,688
500	QEP Resources, Inc.	20,270
900	Rowan Cos., Inc. *	39,762
1,400	Sasol Ltd. ADR	81,130
448	Schlumberger Ltd.	41,781
1,600	Spectra Energy Corp.	43,488
986	StatoilHydro ASA ADR	27,253
1,500	Teekay Corp.	55,395
500	Transocean Ltd. *	38,975

		1,221,569

Financials — 1.7%
2,300	The St. Joe Co. *	57,661

Industrials — 9.8%
1,100	AGCO Corp. *	60,467
300	Canadian National Railway Co.	22,581
700	Deere & Co.	67,823
1,000	Harsco Corp.	35,290
600	Lindsay Corp.	47,412
2,400	Manitowoc Co., Inc.	52,512
900	Robbins & Myers, Inc.	41,391

		327,476

Information Technology — 1.3%
3,300	MEMC Electronic Materials, Inc. *	42,768

Materials — 19.9%
450	Agrium, Inc.	41,517
500	BHP Billiton Ltd. ADR	47,940
400	FMC Corp.	33,972
2,400	Olin Corp.	55,008
1,110	Potash Corp. of Saskatchewan, Inc.	65,412
300	Praxair, Inc.	30,480
1,200	Rio Tinto PLC ADR	85,344
800	Sociedad Quimica y Minera de Chile SA ADR	44,208
300	Terra Nitrogen Co., LP	35,070
500	The Mosaic Co.	39,375
1,000	Vale SA ADR	33,350
400	Valmont Industries, Inc.	41,748
500	Walter Energy Inc	67,715
800	Yara International ASA ADR	40,640

		661,779

Real Estate Investment Trusts — 10.3%
300	Avalonbay Communities, Inc.	36,024
400	Boston Properties, Inc.	37,940
2,800	Duke Realty Corp.	39,228
1,500	Plum Creek Timber Co., Inc.	65,415
1,000	Rayonier, Inc.	62,310
403	Vornado Realty Trust	35,263
2,700	Weyerhaeuser Co.	66,420

		342,600

Utilities — 1.3%
2,500	Questar Corp.	43,625

Total Common Stocks (Cost $2,084,154)		2,697,478

Corporate Bonds — 1.8%
Financials — 1.8%
50,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (b)	59,375

Total Corporate Bonds (Cost $50,000)		59,375

Mutual Funds — 8.2%
Exchange Traded Funds — 4.2%
300	Oil Services HOLDRs Trust	49,308
1,200	Powershares DB Agriculture Fund *	41,088
500	ProShares Short S&P 500 Treasury Fund*	18,720
2,500	United States Natural Gas Fund LP *	28,750

		137,866

Investment Companies — 4.0%
6,000	Central Fund of Canada Ltd., Class A	134,220

Total Mutual Funds (Cost $234,870)		272,086

Options Purchased — 1.1%
8	Diamond Offshore Drilling, Call @ $79.25, Expiring January 2012	6,740
10	Market Vectors Gold Mining ETF, Call @ $55.00, Expiring January 2012	9,250
15	iPath S&P 500 VIX Mid-Term Futures ETN, Put @ $55.00, Expiring January 2012	11,550
15	iPath S&P 500 VIX Mid-Term Futures ETN, Call @ $65.00, Expiring January 2012	7,500

Total Options Purchased (Cost $35,368)		35,040

Cash Equivalents — 8.7%
290,039	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	290,039

Total Cash Equivalents (Cost $290,039)		290,039

Total Investments (Cost $2,694,431) — 100.7%		3,354,018

Liabilities in Excess of Other Assets — (0.7)%		(21,922)

Net Assets — 100.0%		$ 3,332,096

(a)	All or a portion of the security is held as collateral for options.
(b)	Zero coupon capital appreciation bond.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR – American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington VA Rotating Markets Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 90.8%
Consumer Discretionary — 8.6%
3,900	Home Depot, Inc.	$144,534
4,000	McDonald’s Corp.	304,360
4,100	The Walt Disney Co.	176,669

		625,563

Consumer Staples — 11.8%
4,100	Kraft Foods, Inc.	128,576
4,000	Procter & Gamble Co.	246,400
4,100	The Coca-Cola Co.	272,035
4,100	Wal-Mart Stores, Inc.	213,405

		860,416

Energy — 10.7%
4,100	Chevron Texaco Corp.	440,463
4,100	Exxon Mobil Corp.	344,933

		785,396

Financials — 9.2%
4,100	American Express Co.	185,320
4,100	Bank of America Corp.	54,653
4,100	JPMorgan Chase & Co.	189,010
4,100	The Travelers Cos., Inc.	243,868

		672,851

Health Care — 6.2%
4,000	Johnson & Johnson	237,000
4,100	Merck & Co., Inc.	135,341
4,100	Pfizer, Inc.	83,271

		455,612

Industrials — 21.5%
4,100	3M Co.	383,350
4,100	Caterpillar, Inc.	456,535
4,100	General Electric Co.	82,205
4,100	The Boeing Co.	303,113
4,100	United Technologies Corp.	347,065

		1,572,268

Information Technology — 14.9%
4,100	Cisco Systems, Inc.	70,315
4,100	Hewlett-Packard Co.	167,977
4,100	Intel Corp.	82,697
4,100	International Business Machines Corp.	668,587
4,000	Microsoft Corp.	101,440

		1,091,016

Materials — 4.1%
4,100	Alcoa, Inc.	72,365
4,100	Du Pont (E.I.) de Nemours & Co.	225,377

		297,742

Telecommunication Services — 3.8%
4,000	AT&T, Inc.	122,400
4,100	Verizon Communications, Inc.	158,014

		280,414

Total Common Stocks (Cost $5,533,767)		6,641,278

Mutual Funds — 7.4%
Exchange Traded Funds — 7.4%
4,420	SPDR Dow Jones Industrial Average ETF	543,749

Total Mutual Funds (Cost $454,374)		543,749

Cash Equivalents — 1.7%
122,165	Huntington Money Market Fund, Interfund Shares, 0.010%, (a) (b)	122,165

Total Cash Equivalents (Cost $122,165)		122,165

Total Investments (Cost $6,110,306) — 99.9%		7,307,192

Other Assets in Excess of Liabilities — 0.1%		8,718

Net Assets — 100.0%		$7,315,910

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2011.

Huntington VA Situs Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Shares		Value
Common Stocks — 88.4%
Bermuda — 1.8%
Financials — 1.8%
5,250	Arch Capital Group Ltd *	$520,747

Brazil — 0.1%
Consumer Discretionary — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	41,930

Chile — 0.2%
Materials — 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	44,208

Finland — 1.1%
Industrials — 1.1%
2,000	Cargotec Oyj	97,513
4,200	Kone Oyj	241,684

		339,197

Germany — 0.5%
Consumer Discretionary — 0.3%
1,500	Douglas Holding AG	81,872

Health Care — 0.2%
1,900	Stada Arzneimittel AG	73,625

		155,497

Hong Kong — 0.3%
Consumer Discretionary — 0.3%
13,000	Television Broadcasts Ltd.	76,377

Ireland — 0.4%
Consumer Staples — 0.4%
3,500	Kerry Group PLC	130,317

Japan — 0.7%
Consumer Discretionary — 0.2%
2,000	Honda Motor Co., Ltd. ADR	75,020

Industrials — 0.2%
3,500	Sato Corp.	46,240

Information Technology — 0.3%
14,800	Furuno Electric Co. Ltd.	75,259

		196,519

Sweden — 0.2%
Consumer Discretionary — 0.2%
4,800	Haldex AB	73,582

United Kingdom — 0.5%
Industrials — 0.5%
26,003	HALMA PLC	146,211

United States — 82.6%
Consumer Discretionary — 5.5%
30,000	Cabela’s Inc., Class A *	750,300
3,000	Jakks Pacific, Inc. *	58,050
500	Polo Ralph Lauren Corp.	61,825
2,000	Rent-A-Center, Inc.	69,820
25,000	Sonic Corp. *	226,250
15,000	Urban Outfitters, Inc. *	447,450

		1,613,695

Consumer Staples — 0.8%
7,100	Fresh Del Monte Produce Inc	185,381
1,500	Sanderson Farms, Inc.	68,880

		254,261

Energy — 15.3%
10,000	Alliance Resource Partners LP	814,300
4,000	Atwood Oceanics, Inc. *	185,720
7,000	Carbo Ceramics, Inc.	987,840
11,000	Denbury Resources, Inc. *	268,400
1,000	Dril-Quip, Inc. *	79,030
1,744	Helix Energy Solutions Group, Inc. *	29,997
10,000	Lufkin Industries, Inc.	934,700
1,000	Newfield Exploration Co. *	76,010
10,000	OYO Geospace Corp. *	985,800
2,000	SM Energy Co.	148,380

		4,510,177

Financials — 8.1%
12,000	Cullen/Frost Bankers, Inc.	708,240
8,500	Equity One, Inc.	159,545
15,000	Protective Life Corp.	398,250
25,000	Raymond James Financial, Inc.	956,000
3,000	SCBT Financial Corp.	99,840
1,500	WSFS Financial Corp.	70,650

		2,392,525

Health Care — 13.3%
20,000	Albany Molecular Research *	85,200
650	Bio-Rad Laboratories, Inc., Class A *	78,091
8,500	Cerner Corp. *	945,200
12,000	Edwards LifeSciences Corp. *	1,044,000
3,000	Kindred Healthcare, Inc. *	71,640
13,000	Kinetic Concepts, Inc. *	707,460
18,000	Lincare Holdings, Inc.	533,880
3,000	Myriad Genetics, Inc. *	60,450
7,000	Osiris Therapeutics, Inc. *	50,820
1	PharMerica Corp. *	11
6,000	Watson Pharmaceutical, Inc. *	336,060

		3,912,812

Industrials — 15.5%
1,000	American Superconductor Corp. *	24,870
5,000	BE Aerospace, Inc. *	177,650
15,000	EnPro Industries, Inc. *	544,800
5,500	Flowserve Corp.	708,400
12,000	Harsco Corp.	423,480
40,000	Jabil Circuit, Inc.	817,200
5,000	Jacobs Engineering Group, Inc. (a) *	257,150
2,000	Mine Safety Appliances Co	73,340
10,000	Quanta Services, Inc. *	224,300
1,000	Ryder System, Inc.	50,600
22,000	Southwest Airlines Co.	277,860
25,000	Trinity Industries, Inc.	916,750
2,000	Watts Water Technologies, Inc., Class A	76,380

		4,572,780

Information Technology — 13.0%
8,000	ACI Worldwide, Inc. *	262,400
14,000	Anixter International, Inc.	978,460
4,000	Black Box Corp.	140,600
3,000	Exlservice Holdings, Inc. *	63,450
3,000	Hutchinson Technology, Inc. *	8,460
6,000	Imation Corp. *	66,840
20,000	Red Hat, Inc. *	907,800
3,000	Scansource, Inc. *	113,970
6,000	Sigma Designs, Inc. *	77,700

Shares		Value
10,000	Standard Microsystems Corp. *	246,600
19,000	Trimble Navigation Ltd. *	960,260

		3,826,540

Materials — 7.9%
8,000	Albemarle Corp.	478,160
1,048	CF Industries Holdings, Inc.	143,356
3,000	Commercial Metals Co.	51,810
1,500	Eagle Materials, Inc.	45,390
3,000	Eastman Chemical Co.	297,960
10,000	Owens-Illinois, Inc. *	301,900
3,000	Quaker Chemical Corp.	120,510
4,000	RTI International Metals, Inc. *	124,600
4,800	Scotts Miracle-Gro Co.- Class A	277,680
2,000	Terra Nitrogen Co. LP	233,800
5,000	Texas Industries, Inc.	226,150
500	United States Lime & Minerals, Inc.*	20,255

		2,321,571

Real Estate Investment Trusts — 0.9%
3,500	Camden Property Trust	198,870
1,064	CBL & Associates Properties, Inc.	18,535
2,000	Weingarten Realty Investors	50,120

		267,525

Telecommunication Services — 0.4%
12,300	General Communication, Inc., Class A *	134,562

Utilities — 1.9%
1,000	AGL Resources, Inc.	39,840
5,000	Hawaiian Electric Industries, Inc.	124,000
6,000	Portland General Electric Co.	142,620
7,500	UGI Corp.	246,750

		553,210

		24,359,658

Total Common Stocks (Cost $19,283,781)		26,084,243

Mutual Funds — 0.6%
Exchange Traded Funds — 0.6%
3,500	iShares FTSE/Xinhua China 25 Index Fund	157,360

Total Mutual Funds (Cost $89,145)		157,360

Cash Equivalents — 11.5%
3,395,327	Huntington Money Market Fund, Interfund Shares, 0.010%, (b) (c)	3,395,327

Total Cash Equivalents (Cost $3,395,327)		3,395,327

Total Investments (Cost $22,768,253) — 100.5%		29,636,930

Liabilities in Excess of Other Assets — (0.5)%		(136,973)

Net Assets — 100.0%		$29,499,957

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt.

LP – Limited Partnership.

PLC – Public Liability Co.

Huntington VA Mortgage Securities Fund

Portfolio of Investments – (Unaudited)

March 31, 2011

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 65.8%
Federal Home Loan Mortgage Corporation — 21.6%
$24,681	Pool # M80982, 5.000%, 7/1/12	$25,553
21,678	Pool # M81004, 5.000%, 1/1/13	22,444
12,256	Pool # B18052, 4.500%, 3/1/15	12,730
25,232	Pool # J03237, 5.500%, 8/1/16	27,265
14,368	Pool # E96459, 5.000%, 5/1/18	15,377
133,562	Pool # J10396, 4.000%, 7/1/19	139,761
13,777	Pool # G18008, 4.500%, 9/1/19	14,556
7,339	Pool # G18015, 4.500%, 10/1/19	7,754
49,516	Pool # G12297, 6.000%, 7/1/21	53,941
63,476	Pool # G12286, 5.000%, 7/1/21	67,736
57,304	Pool # G12425, 5.500%, 10/1/21	61,993
82,519	Pool # E02402, 6.000%, 10/1/22	90,410
39,700	Pool # C90779, 5.000%, 1/1/24	42,423
13,690	Pool # C90837, 5.500%, 6/1/24	14,876
163,349	Pool # G13629, 4.500%, 8/1/24	171,358
169,792	Pool # J11053, 4.500%, 10/1/24	178,118
265,873	Pool # J11829, 4.000%, 3/1/25	274,057
217,305	Pool # E02696, 4.000%, 5/1/25	223,722
32,662	Pool # C91000, 6.000%, 11/1/26	35,703
286,124	Pool # D97248, 5.500%, 4/1/27	305,476
112,858	Pool # E65142, 5.000%, 5/1/28	119,174
193,192	Pool # C94581, 4.500%, 6/1/29	199,688
254,118	Pool # C91284, 4.500%, 1/1/30	262,662
271,035	Pool # C91296, 5.000%, 4/1/30	286,204
37,275	Pool # 1G0865, 4.837%, 7/1/35 (a)	39,431
96,970	Pool # A55565, 6.000%, 12/1/36	105,801
104,193	Pool # G03498, 5.500%, 11/1/37	111,387
357,631	Pool # A93316, 4.500%, 8/1/40	363,844
283,433	Pool # A93936, 4.500%, 9/1/40	288,357
493,947	Pool # A94008, 4.000%, 9/1/40	485,702

		4,047,503

Federal National Mortgage Association — 35.3%
6,488	Pool # 255224, 4.000%, 5/1/11	6,599
139,070	Pool # 786729, 5.500%, 8/1/19	151,883
80,402	Pool # 254486, 5.500%, 9/1/22	87,659
324,327	Pool # 962070, 4.000%, 3/1/23	334,259
143,281	Pool # 889255, 5.000%, 3/1/23	152,470
13,104	Pool # 254908, 5.000%, 9/1/23	13,998
8,124	Pool # 255360, 5.000%, 8/1/24	8,662
181,747	Pool # 935763, 4.000%, 11/1/24	187,540
485,893	Pool # 932438, 4.000%, 1/1/25	500,166
33,380	Pool # 255711, 5.500%, 4/1/25	36,310
28,594	Pool # 357771, 5.000%, 5/1/25	30,490
31,463	Pool # 255745, 5.500%, 5/1/25	34,224
116,724	Pool # 25534, 4.500%, 6/1/25	123,115
31,918	Pool # 255767, 5.500%, 6/1/25	34,719
24,967	Pool # 255808, 5.000%, 7/1/25	26,625
88,853	Pool # 255984, 4.500%, 11/1/25	93,629
32,001	Pool # 256116, 6.000%, 2/1/26	35,011
130,364	Pool # 257163, 5.000%, 4/1/28	137,766
91,983	Pool # 257238, 5.000%, 6/1/28	97,206
255,734	Pool # 257237, 4.500%, 6/1/28	264,532
196,082	Pool # MA0115, 4.500%, 7/1/29	202,847
222,128	Pool # AC1219, 4.500%, 8/1/29	229,770
165,594	Pool # MA0171, 4.500%, 9/1/29	171,291
244,195	Pool # MA0563, 4.000%, 11/1/30	245,241
15,719	Pool # 721540, 5.000%, 7/1/33	16,569
95,091	Pool # 746683, 5.500%, 10/1/33	102,396
20,791	Pool # 786457, 5.283%, 7/1/34 (a)	22,125
17,725	Pool # 845573, 5.371%, 2/1/36 (a)	18,837
113,463	Pool # 745511, 5.000%, 4/1/36	119,055
106,729	Pool # 831487, 5.500%, 4/1/36	114,461
104,874	Pool # 868935, 5.500%, 5/1/36	112,472
73,078	Pool # 903812, 5.500%, 12/1/36	78,372
32,668	Pool # 907484, 6.000%, 1/1/37	35,593
436,255	Pool # AD7724, 5.000%, 7/1/40	457,209
235,999	Pool # AD7906, 5.000%, 7/1/40	247,335
488,834	Pool # AE4310, 4.000%, 9/1/40	481,533
245,050	Pool # AE4628, 4.500%, 10/1/40	249,728
293,013	Pool # AE7535, 4.000%, 10/1/40	288,637
286,465	Pool # AE0395, 4.500%, 10/1/40	291,984
291,956	Pool # AE8395, 4.000%, 11/1/40	287,596
499,226	Pool # AH6655, 4.000%, 2/1/41	491,769

		6,621,683

Government National Mortgage Association — 8.9%
12,383	Pool # 3590, 5.500%, 8/20/19	13,411
34,503	Pool # 3708, 5.500%, 5/20/20	37,370
42,410	Pool # 3741, 4.500%, 8/20/20	45,099
36,138	Pool # 683937, 6.000%, 2/15/23	39,125
146,054	Pool # 666057, 5.000%, 3/15/23	156,585
207,066	Pool # 4886, 4.500%, 12/20/25	219,128
473,513	Pool # 3457, 4.500%, 10/20/33	491,812
9,609	Pool # 3751, 6.500%, 6/20/34	10,833
134,995	Pool # 605653, 5.500%, 8/15/34	147,074
8,032	Pool # 3637, 5.500%, 11/20/34	8,739
30,520	Pool # 3710, 5.000%, 5/20/35	32,594
34,794	Pool # 650348, 5.500%, 11/15/35	37,853
154,024	Pool # 676974, 5.500%, 5/15/38	167,036
235,500	Pool # 733602, 5.000%, 4/15/40	250,918

		1,657,577

Total U.S. Government Mortgage Backed Agencies (Cost $12,224,725)		12,326,763

U.S. Government Agencies — 15.6%
Federal Farm Credit Bank — 6.6%
250,000	2.125%, 6/18/12	254,962
500,000	1.500%, 11/16/15	486,115
500,000	3.650%, 12/28/18	495,017

		1,236,094

Federal Home Loan Bank — 4.6%
100,986	5.270%, 12/28/12	106,698
500,000	3.125%, 12/8/17	503,147
250,000	4.125%, 12/13/19	259,975

		869,820

Federal National Mortgage Association — 2.7%
500,000	1.125%, 9/17/13	499,704

Government National Mortgage Association — 1.7%
200,000	5.000%, 5/20/32	211,251
98,732	5.500%, 4/20/36	100,389

		311,640

Total U.S. Government Agencies (Cost $2,905,463)		2,917,258

Principal Amount or Shares		Value
Common Stocks — 10.3%
Real Estate Investment Trusts — 10.3%
1,553	Acadia Realty Trust	29,383
1,200	Alexandria Real Estate Equities, Inc.	93,564
500	AMB Property Corp.	17,985
2,500	American Campus Communities, Inc.	82,500
500	Associated Estates Realty Corp.	7,940
500	BioMed Realty Trust, Inc.	9,510
700	Boston Properties, Inc.	66,395
1,000	Cogdell Spencer, Inc.	5,940
500	Colonial Properties Trust	9,625
1,700	Coresite Realty Corp.	26,928
100	Developers Diversified Realty Corp.	1,400
1,700	Digital Realty Trust, Inc.	98,838
2,000	Douglas Emmett, Inc.	37,500
4,000	Duke Realty Corp.	56,040
700	DuPont Fabros Technology, Inc.	16,975
1,300	EastGroup Properties, Inc.	57,161
1,300	Equity Lifestyle Properties, Inc.	74,945
1,100	Equity Residential	62,051
700	Essex Property Trust, Inc.	86,800
1,000	Excel Trust, Inc.	11,790
300	Extra Space Storage, Inc.	6,213
300	Federal Realty Investment Trust	24,468
700	HCP, Inc.	26,558
1,600	Home Properties, Inc.	94,320
3,114	Host Hotels & Resorts, Inc.	54,838
1,100	Kimco Realty Corp.	20,174
1,500	Kite Realty Group Trust	7,965
3,500	LaSalle Hotel Properties	94,500
2,100	Mack-Cali Realty Corp.	71,190
400	National Retail Properties, Inc.	10,452
1,000	Nationwide Health Properties, Inc.	42,530
600	Pennsylvania Real Estate Investment Trust	8,562
100	Post Properties, Inc.	3,925
1,000	ProLogis Trust	15,980
700	Public Storage, Inc.	77,637
700	Regency Centers Corp.	30,436
674	Simon Property Group, Inc.	72,226
400	SL Green Realty Corp.	30,080
200	Sovran Self Storage, Inc.	7,910
1,800	Tanger Factory Outlet Centers, Inc.	47,232
300	Terreno Realty Corp.	5,169
1,713	The Macerich Co.	84,845
816	UDR, Inc.	19,886
1,500	Ventas, Inc.	81,450
716	Vornado Realty Trust	62,650
2,800	Weingarten Realty Investors	70,168
200	Westfield Group	1,932
200	Westfield Retail Trust	542

Total Common Stocks (Cost $1,631,327)		1,927,108

Collateralized Mortgage Obligations — 5.5%
Federal Home Loan Bank — 0.9%
$32,186	5.125%, 4/25/12	33,559
80,295	5.000%, 6/15/12	83,977
22,615	4.800%, 2/25/13	23,792
34,092	5.140%, 8/18/15	36,443

		177,771

Federal Home Loan Mortgage Corporation — 4.1%
239,718	Series 2541, 5.500%, 11/15/20	246,607
65,246	Series 2542, 5.500%, 2/15/22	67,306
50,000	Series 2672, 5.500%, 8/15/31	52,714
44,802	Series 2770, 4.000%, 1/15/18	46,338
200,000	Series 2784, 4.000%, 4/15/19	209,448
42,995	Series R005, 5.500%, 12/15/18	44,598
4,820	Series R007, 5.875%,5/15/16	4,833

86,798	Series R010, 5.500%, 12/15/19	90,974

		762,818

Federal National Mortgage Association — 0.2%
40,108	Series 1999-13, 6.000%, 4/25/29	43,997

2,725	Series 2002-62, 5.500%, 12/25/16	2,724

		46,721

Residential Whole Loans — 0.3%
53,583	Citigroup Mortgage Securities, Inc., 5.500%, 10/25/35	53,790

Total Collateralized Mortgage Obligations (Cost $1,000,561)		1,041,100

Cash Equivalents — 2.2%
417,846	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	417,846

Total Cash Equivalents (Cost $417,846)		417,846

Total Investments (Cost $18,179,922) — 99.4%		18,630,075

Other Assets in Excess of Liabilities — 0.6%		103,842

Net Assets — 100.0%		$18,733,917

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2011.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Balanced Fund	$28,161,001	$3,023,064	$(143,270)	$2,879,794
VA Dividend Capture Fund	31,207,018	4,170,102	(251,864)	3,918,238
VA Growth Fund	16,899,718	2,717,761	(492,998)	2,224,763
VA Income Equity Fund	20,092,391	3,135,531	(514,990)	2,620,541
VA International Equity Fund	21,550,339	4,213,399	(1,004,190)	3,209,209
VA Macro 100 Fund	5,921,534	1,272,074	(277,699)	994,375
VA Mid Corp America Fund	12,222,286	8,764,220	(113,386)	8,650,834
VA New Economy Fund	11,953,802	1,823,419	(341,779)	1,481,640
VA Real Strategies Fund	2,642,151	730,817	(49,923)	680,894
VA Rotating Markets Fund	6,110,306	1,222,182	(25,296)	1,196,886
VA Situs Fund	22,814,671	8,460,170	(1,665,661)	6,794,509
VA Mortgage Securities Fund	18,172,576	644,654	(187,155)	457,499

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2011, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

For the period ended March 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2011 while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
VA Balanced Fund
Mutual Funds	$30,342,548	$—	$—	$—	$30,342,548	$—
Cash Equivalents	698,247	—	—	—	698,247	—

Total	31,040,795	—	—	—	31,040,795	—
VA Dividend Capture Fund
Common Stocks	25,885,245	—	—	—	25,885,245	—
Preferred Stocks	7,237,804	—	400,782	—	7,638,586	—
Mutual Funds	800,710	—	—	—	800,710	—
Cash Equivalents	800,715	—	—	—	800,715	—

Total	34,724,474	—	400,782	—	35,125,256	—
VA Growth Fund
Common Stocks	19,017,496	—	—	—	19,017,496	—
Cash Equivalents	106,985	—	—	—	106,985	—

Total	19,124,481	—	—	—	19,124,481	—
VA Income Equity Fund
Common Stocks	22,620,688	—	—	—	22,620,688	—
Cash Equivalents	170,249	—	—	—	170,249	—
Written Options	—	(78,005)	—	—	—	(78,005)

Total	22,790,937	(78,005)	—	—	22,790,937	(78,005)
VA International Equity Fund
Common Stocks	22,244,313	—	—	—	22,244,313	—
Mutual Funds	1,022,478	—	—	—	1,022,478	—
Cash Equivalents	1,492,752	—	—	—	1,492,752	—

Total	24,759,543	—	—	—	24,759,543	—
VA Macro 100 Fund
Common Stocks	6,430,218	—	—	—	6,430,218	—
Cash Equivalents	485,691	—	—	—	485,691	—

Total	6,915,909	—	—	—	6,915,909	—
VA Mid Corp America Fund
Common Stocks	20,399,326	—	—	—	20,399,326	—
Cash Equivalents	473,794	—	—	—	473,794	—

Total	20,873,120	—	—	—	20,873,120	—
VA New Economy Fund
Common Stocks	12,940,535	—	—	—	12,940,535	—
Options Purchased	94,500	—	—	—	94,500	—
Cash Equivalents	532,142	—	—	—	532,142	—
Written Options	—	(131,735)	—	—	—	(131,735)

Total	13,567,177	(131,735)	—	—	13,567,177	(131,735)
VA Real Strategies Fund
Common Stocks	2,697,478	—	—	—	2,697,478	—
Corporate Bonds	—	—	59,375	—	59,375	—
Mutual Funds	272,086	—	—	—	272,086	—
Options Purchased	35,040	—	—	—	35,040	—
Cash Equivalents	290,039	—	—	—	290,039	—
Written Options	—	(30,973)	—	—	—	(30,973)

Total	3,294,643	(30,973)	59,375	—	3,354,018	(30,973)
VA Rotating Markets Fund
Common Stocks	6,641,278	—	—	—	6,641,278	—
Mutual Funds	543,749	—	—	—	543,749	—
Cash Equivalents	122,165	—	—	—	122,165	—

Total	7,307,192	—	—	—	7,307,192	—
VA Situs Fund
Common Stocks	26,084,243	—	—	—	26,084,243	—
Mutual Funds	157,360	—	—	—	157,360	—
Cash Equivalents	3,395,327	—	—	—	3,395,327	—
Written Options	—	(27,750)	—	—	—	(27,750)

Total	29,636,930	(27,750)	—	—	29,636,930	(27,750)
VA Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	12,326,763	—	12,326,763	—
U.S. Government Agencies	—	—	2,917,258	—	2,917,258	—
Common Stocks	1,927,108	—	—	—	1,927,108	—
Collateralized Mortgage Obligations	—	—	1,041,100	—	1,041,100	—
Cash Equivalents	417,846	—	—	—	417,846	—

Total	2,344,954	—	16,285,121	—	18,630,075	—

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of March 31, 2011

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – VA International Equity Fund, VA Real Strategies Fund, and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2011, VA International Equity Fund, VA Real Strategies Fund, and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts - Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	630	35,919
Options expired	—	—
Options closed	—	—
Options exercised	—	—
Outstanding at 3/31/2011	630	$35,919

At March 31, 2011, VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Boeing	Call	May 2011	$80	40	$1,960	$640
Bank of Montreal	Call	June 2011	65	60	11,700	(7,860)
Canadian Imperial Bank	Call	June 2011	85	50	19,500	(15,051)
Kimberly Clark	Call	July 2011	67.50	35	3,150	(910)
McDonald’s	Call	June 2011	80	50	2,800	450
Altria	Call	June 2011	25	115	15,870	(13,340)
Repsol	Call	July 2011	35	80	14,600	(4,440)
Spectra Energy	Call	June 2011	28	130	6,500	(2,730)
Waste Management	Call	July 2011	40	70	1,925	1,155
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(42,086)

The following is a summary of VA New Economy Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	185	$115,244
Options written	2,435	1,197,433
Options expired	(3)	(2,675)
Options closed	(2,423)	(1,206,631)
Options exercised	(7)	(3,549)
Outstanding at 3/31/2011	187	$99,822

At March 31, 2011, VA New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Green Mountain Coffee	Call	June 2011	$65	58	$33,060	$(5,974)
Priceline.com	Call	April 2011	410	3	29,085	(18,190)
Riverbed Technology	Call	June 2011	35	100	51,000	(1,301)
Unit Corp.	Call	April 2011	55	26	18,590	(6,448)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(31,913)

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	95	$22,750
Options written	285	61,488
Options expired	(100)	(14,536)
Options closed	(112)	(15,176)
Options exercised	(60)	(10,947)
Outstanding at 3/31/2011	108	$43,579

At March 31, 2011, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Peabody Energy	Call	April 2011	$75	12	$942	$757
CF Industries	Call	April 2011	120	7	336	3,559
Canadian Natural Resources	Put	April 2011	44	10	130	1,300
Consul Energy	Call	April 2011	55	9	927	684
Diamond Offshore	Put	January 2012	74.50	8	6,380	67
Dow Chemical	Put	April 2011	36	12	288	1,861
Fluor Corp.	Put	July 2011	65	10	2,100	2,720
SPDR-Gold Trust	Call	January 2012	125	10	3,475	3,945
IPATH S&P 500 VIX Short	Call	April 2011	15	15	270	1,898
IPATH S&P 500 VIX	Put	January 2012	60	15	16,125	(4,185)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$12,606

The following is a summary of VA Situs Fund’s written option activity for the period ended March 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	50	15,350
Options expired	—	—
Options closed	—	—
Options exercised	—	—
Outstanding at 3/31/2011	50	$15,350

At March 31, 2011, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Jacobs Engineering	Call	April 2011	46	50	27,750	$(12,400)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(12,400)

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds based on the prior day’s closing price. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending program. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowing with respect to securities loans.

As of March 31, 2011, the VA Funds did not have securities on loan.

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/10 Market Value	Purchases	Sales	03/31/11 Market Value	Income
VA Dividend Capture Fund	$160,142	$3,258,216	$(2,617,643)	$800,715	$12
VA Growth Fund	922,241	5,095,292	(5,910,548)	106,985	12
VA Income Equity Fund	687,915	682,419	(1,200,085)	170,249	8
VA International Equity Fund	840,153	3,155,095	(2,502,496)	1,492,752	31
VA Macro 100 Fund	539,053	323,042	(376,404)	485,691	13
VA Mid Corp America Fund	910,222	804,027	(1,240,455)	473,794	20
VA New Economy Fund	465,599	4,602,523	(4,535,980)	532,142	20
VA Real Strategies Fund	231,852	505,455	(447,268)	290,039	9
VA Rotating Markets Fund	198,325	137,249	(213,409)	122,165	4
VA Situs Fund	243,370	4,442,988	(1,291,031)	3,395,327	49
VA Mortgage Securities Fund	670,903	3,164,553	(3,417,610)	417,846	25

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/10 Market Value	Purchases	Sales	03/31/11 Market Value	Income
Huntington Money Market Fund	$545,928	$2,345,250	$(2,192,931)	$698,247	$17
Huntington Fixed Income Securities Fund	8,466,869	1,620,644	(388,322)	9,654,969	76,102
VA Dividend Capture Fund	1,068,169	119,363	(18,617)	1,239,087	—
VA Growth Fund	4,809,200	756,800	(185,315)	5,620,639	—
VA Income Equity Fund	3,205,326	357,636	(88,604)	3,725,760	—
VA International Equity Fund	2,687,250	487,280	(132,972)	3,113,194	—
VA Macro 100 Fund	1,330,993	169,365	(11,991)	1,547,257	—
VA Mid Corp America Fund	1,062,960	134,282	(23,349)	1,251,780	—
VA New Economy Fund	1,200,180	180,147	(60,384)	1,411,580	—
VA Situs Fund	666,228	80,417	(31,009)	779,104	—
VA Mortgage Securities Fund	1,744,317	279,079	(39,306)	1,999,178	—

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 05/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 05/27/2011

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 05/27/2011